                  J.P. MORGAN INSTITUTIONAL BOND FUND - ULTRA
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722
                                                                    May 16, 2001

Dear Shareholder:

    A special meeting of the shareholders of J.P. Morgan Institutional Bond Fund--Ultra (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

    As you may be aware, The Chase Manhattan Corporation recently completed a merger with J.P. Morgan & Co. Incorporated, the corporate parent of the investment adviser of the Merging Fund's assets, to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into J.P. Morgan Institutional Bond Fund (the "Surviving Fund"), another series of JPMIF (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund will hold Ultra Class Shares of the Surviving Fund. The investment objective and policies of the Surviving Fund are identical to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in The U.S. Fixed Income Portfolio (the "Master Portfolio"). Concurrent with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Bond Fund."

    After the proposed Reorganization, your investment will be in a larger combined fund with identical investment policies.

    The Surviving Fund has also entered into agreements and plans of reorganization with (i) JPMorgan Bond Fund II (formerly, Chase Vista Bond Fund), a series of Mutual Fund Select Group ("MFSG") with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization I"),
(ii) JPMorgan Intermediate Bond Fund (formerly, Chase Vista Intermediate Bond
Fund), a series of MFSG with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization II" and, collectively, with the Chase Fund Reorganization I, the "Chase Fund Reorganizations"), and (iii) one other mutual fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") with identical investment objectives and policies to the Surviving Fund (collectively the "Feeder Reorganization" and, together with the Chase Fund Reorganizations, the "Concurrent Reorganizations"). If the Concurrent Reorganizations are approved by the shareholders of these other funds and certain other conditions are met, these other funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization.

    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

    The investment adviser for the assets of both the Merging Fund and the Surviving Fund is JPMIM.

    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent
Reorganizations and a comparison of the Merging Fund to the Surviving Fund. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, the Surviving Fund, JPMIF or their shareholders.

    If approval of the Reorganization is obtained, you will automatically receive Ultra Class shares of the Surviving Fund.

    The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

    THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

                                                                    17-NAPS 3904

    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Matthew Healey

                                          Matthew Healey
                                          Chairman

    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor D.F. King & Co., Inc., or us to answer any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

    The Reorganization is being proposed because each Fund's board believes that it is in the best interests of its shareholders.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

    In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Ultra Class shares of the Surviving Fund. The Merging Fund will then be liquidated and the Ultra Class shares of the Surviving Fund will be distributed pro rata to shareholders. After the Reorganization, you will own Ultra Class shares of the Surviving Fund rather than shares of the Merging Fund.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

    The Surviving Fund has identical investment objectives and policies to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in the Master Portfolio. Concurrent with the Reorganization, the Surviving Fund will cease to operate under a "master/ feeder" structure and will instead invest its assets directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

    As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios will be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because Morgan Guaranty Trust Company of New York, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that actual total operating expenses will remain the same for THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    No. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive Ultra Class shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATIONS AFFECT MY INVESTMENT IF THEY ARE APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?

    If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of these other merging funds will become assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization, but not on the consummation of the Chase Fund Reorganizations.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                   J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of J.P. Morgan Institutional Bond Fund-Ultra:

NOTICE IS HEREBY GIVEN THAT a Special Meeting (the "Meeting") of the shareholders ("Shareholders") of J.P. Morgan Institutional Bond Fund-Ultra (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, on July 3, 2001 at 9:00 a.m. (Eastern time), for the following purposes:

 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, JPMIF, on behalf of J.P. Morgan Institutional Bond Fund (the "Surviving Fund") and J.P. Morgan
          Chase & Co., and the transactions contemplated thereby, including
          (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Ultra Class shares of the Surviving Fund (the "Ultra Class Shares"), and (b) the distribution of such Ultra Class Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

 ITEM 2. To elect eight Trustees to serve as members of the Board of Trustees of JPMIF.

 ITEM 3. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

    Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

    Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMIF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg
                                          SHARON WEINBERG
                                          SECRETARY

    May 16, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 16, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                   J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

                  BY AND IN EXCHANGE FOR ULTRA CLASS SHARES OF
                        JPMORGAN INSTITUTIONAL BOND FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Institutional Bond Fund-Ultra (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into J.P. Morgan Institutional Bond Fund (the "Surviving Fund"), another series of JPMIF. If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has identical investment objectives and policies to those of the Merging Fund, in exchange for Ultra Class shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF is an open-end management investment company offering shares in several portfolios. In connection with the Reorganization, the J.P. Morgan Institutional Bond Fund will be renamed "JPMorgan Bond Fund."

    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Select Class, Institutional Class and Ultra Class shares. If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Ultra Class shares (the "Ultra Class Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Merging Fund Shareholders will not pay a sales charge on Ultra Class Shares received in the Reorganization.

    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMIF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund and J.P. Morgan Chase & Co. ("JPMC"), attached to this Combined Prospectus/Proxy Statement as Appendix A.

    The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes JPMIF's prospectus for Ultra Class Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about JPMIF that an investor should know before voting on the proposals. The current Prospectus, Statement of Additional Information and Annual Report (including the Annual Report of The U.S. Fixed Income Portfolio) of the Merging Fund and the preliminary Prospectus, Statement of Additional Information and the current Annual Report (including the current Annual Report of the U.S. Fixed Income Portfolio) of the Surviving Fund are incorporated herein by reference, and the preliminary Prospectus and Annual Report (including the Annual Report of The U.S. Fixed Income Portfolio) for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional

Information relating to this Combined Prospectus/Proxy Statement dated May 16, 2001 containing additional information about JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund may be obtained without charge by writing to JPMIF at its address noted above or by calling 1-800-766-7722.

    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 16, 2001.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JPMIF.

    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
COMPARATIVE FEE AND EXPENSE TABLES................     4
RISK FACTORS......................................     7
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     8
PURCHASES, REDEMPTIONS AND EXCHANGES..............    12
DISTRIBUTIONS AND TAXES...........................    14
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S ORGANIZATION STRUCTURE....................    15
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    16
PROPOSAL 2: ELECTION OF TRUSTEES..................    18
INFORMATION RELATING TO VOTING MATTERS............    23
ADDITIONAL INFORMATION ABOUT JPMIF................    25
FINANCIAL STATEMENTS AND EXPERTS..................    26
OTHER BUSINESS....................................    26
LITIGATION........................................    26
SHAREHOLDER INQUIRIES.............................    26
APPENDIX A--AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

GENERAL

    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMIF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 16, 2001.

                        PROPOSAL 1: REORGANIZATION PLAN

    At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated May 11, 2001 among JPMIF, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC") pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Ultra Class Shares of the Surviving Fund. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Ultra Class Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Bond Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's preliminary Prospectus and current Annual Report (including the Annual Report of The U.S. Fixed Income Portfolio) is enclosed with this Combined Prospectus/Proxy Statement.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

    Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the joint meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.

                                    SUMMARY

    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report (including the Annual Report of The U.S. Fixed Income Portfolio) of the Merging Fund, the preliminary Prospectus and Statement of Additional Information and the current Annual Report (including the Annual Report of the U.S. Fixed Income Portfolio) of the Surviving Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

    Each of the Surviving Fund and the Merging Fund currently invests all of its investable assets in The U.S. Fixed Income Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Surviving Fund and the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). The Surviving Fund has also entered into plans of reorganization with
(i) JPMorgan Bond Fund II (formerly, Chase Vista Bond Fund), a series of Mutual Fund Select Group ("MFSG") with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization I") (ii), JPMorgan Intermediate Bond Fund (formerly, Chase Vista Intermediate Bond Fund), a series of MFSG with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization II" and, collectively with the Chase Fund Reorganization I, the "Chase Fund Reorganizations"), and (iii) JPMorgan Bond Fund, a series of J.P. Morgan Funds with identical investment objectives and policies to the Surviving Fund whose assets are managed by JPMIM (collectively the "Feeder Reorganization" and, together with the Chase Fund Reorganizations, the "Concurrent Reorganizations").

    If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the respective funds and certain other conditions are met, the Merging Fund and these other funds will be reorganized into the Surviving Fund. Concurrent with the Feeder Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio. The consummation of the Reorganization and the Chase Fund Reorganizations are contingent upon the consummation of the Feeder Reorganization. The consummation of the Reorganization is not contingent upon the consummation of either Chase Fund Reorganization.

    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Select Class Shares, Institutional Class Shares and Ultra Class Shares. Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Ultra Class Shares.

    Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Ultra Class Shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales load in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

    The Surviving Fund has investment objectives, policies and restrictions identical to those of the Merging Fund. However, while the Merging Fund and the Surviving Fund currently invest all of their assets in the Master Portfolio (which in turn invests in portfolio securities), after the Reorganization the Surviving Fund will invest directly in portfolio securities. Following the Reorganization the Surviving Fund will have substantially similar purchase, redemption and dividend policies as the Merging Fund.

    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with identical investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the JPMIF Board, including a majority of the Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its Fund and respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

    The Reorganization is being proposed because each Fund's board believes that it is in the best interest of its shareholders.

FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Ultra Class Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of the shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT ADVISER

    The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Surviving Fund) is JPMIM. Following the Reorganization, JPMIM will serve as the Surviving Fund's investment adviser. JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC").

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Surviving Fund and the Merging Fund is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. See "Risk Factors." Both Funds have identical investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization, although, as mentioned above, the Surviving Fund will invest directly in portfolio securities rather than the Master Portfolio. For more information regarding the Surviving Fund's investment policies, see the Surviving Fund's Prospectus enclosed with this Combined Prospectus/Proxy Statement.

    Under normal market conditions, the Surviving Fund invests primarily in investment grade debt securities, at least 65% of which must be rated A or better. However, it may invest up to 25% of its total assets in debt securities rated B or BB, which are below investment grade and are sometimes referred to as "junk bonds." The Surviving Fund invests mainly in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Surviving Fund will invest at least 65% of its total assets in debt securities with at least an A rating or the equivalent from Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investor's Service Inc., and will not invest in securities rated below Baa or BBB. These include unrated securities of comparable quality.

    The Surviving Fund may invest up to 25% of its total assets in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries.

    There is no restriction on the maturity of either of the Surviving Fund's or the Merging Fund's portfolios or on any individual security in the portfolios.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of debt securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. The value of fixed-income securities tends to fall when prevailing interest rates rise. This drop in value could be worse if a fund is investing in debt securities with longer maturities. Investments in mortgage-related securities could lead the value of a fund to change more often and to a greater degree than if the fund did not buy mortgage-related securities. In addition, the Surviving Fund may invest up to 25% of its total assets in foreign investments and up to 25% of its total assets in securities rated below investment grade, both of which are subject to certain special risks. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

    The investment adviser for the Surviving Fund's and the Merging Fund's assets is JPMIM. JPMIM oversees the asset management of both funds. As compensation for its services, JPMIM receives a management fee indirectly from both funds at an annual rate of 0.30% of average daily net assets. Following the Reorganization, JPMIM will manage the Surviving Fund's assets directly and will receive a fee at an annual rate of 0.30% of average daily net assets.

OTHER SERVICES

    J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. Morgan Guaranty Trust Company of New York ("Morgan") currently serves as administrator and shareholder servicing agent and an affiliate of the Distributor currently serves as sub-administrator. The Bank of New York ("BONY") currently serves as fund accountant and custodian, and DST Systems, Inc. ("DST") currently serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, The Chase Manhattan Bank ("Chase") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001 to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.

ORGANIZATION

    JPMIF is organized as a Massachusetts business trust. The Merging Fund and the Surviving Fund are organized as a series of JPMIF.

PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of Ultra Class Shares of the Surviving Fund will be similar to those with respect to shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement and the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

    The table below shows (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense reimbursement arrangements, (ii) estimated fees and expenses on a pro forma basis after giving effect to the Reorganization and the Feeder Reorganization but not either Chase Fund Reorganization, (iii) estimated fees and expenses on a pro forma basis after giving effect to the Reorganization, the Feeder Reorganization and the Chase Fund Reorganization I, (iv) estimated fees and expenses on a pro forma basis after giving effect to the Reorganization, the Feeder Reorganization and the Chase Fund Reorganization II and (v) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the Concurrent Reorganizations. Under the proposed Reorganization, holders of Shares in the Merging Fund will receive Ultra Class Shares in the Surviving Fund. Please note that the Surviving Fund currently has one class of shares (which will not be distributed to Merging Fund shareholders as a result of the Reorganization and, therefore, no information on this class is shown in the table below). In connection with the Reorganization, this class will be re-named "Institutional Class" and the Class A share class, the Class B share class, the Select Class share class and the Ultra Class share class will be introduced.

    The table indicates that while contractual (pre-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be higher following the Reorganization, actual (post-waiver) total expense ratio for current shareholders of the Merging Fund will be less or stay the same for at least three years following the Reorganization. This is because Morgan, the Surviving Fund's Administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for three years after the Reorganization.

                                                    THE MERGING FUND
                                                    ----------------
                                                         SHARES
                                                    ----------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As % Of The Offering Price                     None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of Original Purchase Price Or Redemption
  Proceeds                                             None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                           0.30%
Distribution (12b-1) Fees                              None
Other Expenses                                            0.12%
                                                          ----
Total Annual Fund Operating Expenses                      0.42%
                                                          ====
Fee Waiver and Expense Reimbursement(1)                   0.02%
                                                          ----
Net Expenses                                              0.40%
                                                          ====

---------------------

(1) Reflects an agreement dated 3/01/01 by Morgan, an affiliate of JPMC, to waive and/or reimburse all Merging Fund operating expenses through 2/28/02
     (except for those allocated to the fund by the master portfolio, and excluding interest, taxes and extraordinary expenses). Morgan will not waive/reimburse fund expenses if such waiver/reimbursement would cause total operating expenses to be less than 0.35%, and in no case will total operating expenses exceed 0.40% of average daily net assets with respect to the Merging Fund.

                                                     THE SURVIVING FUND
                                                    ---------------------
                                                    PRO FORMA WITH FEEDER
                                                       REORGANIZATION
                                                    ---------------------
                                                     ULTRA CLASS SHARES
                                                    ---------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.30%
Distribution (12b-1) Fees                                    None
Other Expenses                                               0.23%
                                                            -----
Total Annual Fund Operating Expenses                         0.53%
                                                            =====
Fee Waivers and Expense Reimbursements(1)                    0.13%
                                                            -----
Net Expenses                                                 0.40%
                                                            =====

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Surviving Fund to the extent that operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.40% of average daily net assets with respect to Ultra Class Shares for three years after the Reorganization.

                                                     THE SURVIVING FUND
                                                    ---------------------
                                                    PRO FORMA WITH FEEDER
                                                     REORGANIZATION AND
                                                         CHASE FUND
                                                      REORGANIZATION II
                                                    ---------------------
                                                     ULTRA CLASS SHARES
                                                    ---------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                      None
  Maximum Deferred Sales Charge (Load) Shown as
  lower of original purchase price or redemption
  proceeds                                              None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                             0.30%
Distribution (12b-1) Fees                               None
Other Expenses                                              0.23%
                                                            ----
Total Annual Fund Operating
Expenses                                                    0.53%
Fee Waivers and Expense
Reimbursements(1)                                           0.13%
                                                            ----
Net Expenses                                                0.40%
                                                            ====

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent that operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.40% of average daily net assets with respect to Ultra Class
     Shares for three years after the Reorganization.

                                                             THE SURVIVING FUND
                                                    ------------------------------------
                                                    PRO FORMA WITH FEEDER REORGANIZATION
                                                      AND CHASE FUND REORGANIZATION II
                                                    ------------------------------------
                                                             ULTRA CLASS SHARES
                                                    ------------------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                          None
  Maximum Deferred Sales Charge (Load) Shown as
  lower of original purchase price or redemption
  proceeds                                                  None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                     0.30%
Distribution (12b-1) Fees                                   None
Other Expenses                                                      0.23%
                                                                    ----
Total Annual Fund Operating
Expenses                                                            0.53%
Fee Waivers and Expense
Reimbursements(1)                                                   0.13%
                                                                    ----
Net Expenses                                                        0.40%
                                                                    ====

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent that operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.40% of average daily net assets with respect to Ultra Class
     Shares for three years after the Reorganization.

                                                            PRO FORMA
                                                    --------------------------
                                                     THE SURVIVING FUND WITH
                                                    CONCURRENT REORGANIZATIONS
                                                    --------------------------
                                                        ULTRA CLASS SHARES
                                                    --------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As % Of The Offering Price                        None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of Original Purchase Price Or Redemption
  Proceeds                                                None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.30%
Distribution (12b-1) Fees                                 None
Other Expenses                                                  0.23%
                                                                ----
Total Annual Fund Operating
Expenses                                                        0.53%
Fee Waivers and Expense
Reimbursements(1)                                               0.13%
                                                                ----
Net Expenses                                                    0.40%
                                                                ====

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent that operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.40% of average daily net assets with respect to Ultra Class
     Shares for three years after the Reorganization.

    The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

    Example: This example helps investors compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000;

    - you sell all of your shares at the end of each period;

    - your investment has a 5% return each year; and

    - you pay expenses subject to the fee waivers and expense reimbursements as indicated in the tables above.

    Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
THE MERGING FUND                 $41     $133     $233      $528
  PRO FORMA J.P. MORGAN
    INSTITUTIONAL BOND FUND
    WITH FEEDER REORGANIZATION
    Ultra Class Shares           $41     $128     $225      $625
  PRO FORMA J.P. MORGAN
    INSTITUTIONAL BOND FUND
    ULTRA CLASS SHARES WITH
    FEEDER REORGANIZATION AND
    CHASE REORGANIZATION I
    Ultra Class Shares           $41     $128     $225      $625
  PRO FORMA J.P. MORGAN
    INSTITUTIONAL BOND FUND
    WITH FEEDER REORGANIZATION
    AND CHASE REORGANIZATION
    II
    Ultra Class Shares           $41     $128     $225      $625
  PRO FORMA J.P. MORGAN
    INSTITUTIONAL BOND FUND
    WITH CONCURRENT
    REORGANIZATIONS
    Ultra Class Shares           $41     $128     $225      $625

                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions, and therefore risks, identical to those of the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

    All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. In addition, the Surviving Fund's share price, yield and total return will vary in response to changes in interest rates and bond market movements. The value of most bonds will fall when interest rates rise, and the longer a bond's maturity and the lower its credit quality, the more its value typically falls. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

    To the extent that the Surviving Fund seeks higher returns by investing in non-investment-grade bonds (those rated BB/Ba or lower and often called "junk bonds"), it takes on additional risks. The Surviving Fund may invest up to 25% of its assets in securities rated B or BB/Ba. These bonds are more sensitive to economic news, their issuers have a less secure financial position and they have a higher risk of default, tend to be less liquid, and may be more difficult to value.

    The Surviving Fund may invest up to 25% of its assets in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. If the Surviving Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Currency and investment risks tend to be higher in emerging markets.

    The Surviving Fund's mortgage-backed investments involve risk of losses due to default or prepayments that occur earlier or later than expected. The Surviving Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

    The Surviving Fund may invest in asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages which could generate capital losses or periods of low yields if they are paid off substantially earlier or later than expected.

    Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Surviving Fund from achieving its investment objective.

    The Surviving Fund may use derivatives to help manage duration, yield curve exposure, and credit and spread volatility. Derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs to the Fund which can reduce returns. Derivatives that involve leverage could magnify losses.

    The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund could be unable to sell these securities at the time or price desired.

    The Surviving Fund may buy when-issued and delayed delivery securities.

    The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would raise shareholders' income tax liability.

    The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested.

    An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

    In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund will cease investing in the Merging Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMIF will issue at the Effective Time of the Reorganization full and fractional Ultra Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Ultra Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Ultra Class Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

    The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the identical investment policies of the Merging Fund and the Surviving Fund. Concurrently with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on or about September 1, 2001 or such other date as is agreed to by the parties.

    In addition, the consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization.

    The expenses of the Funds in connection with the Reorganization will be borne by JPMC or one of its affiliates.

    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the

Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

    The Merging Fund and the Surviving Fund currently exist in a "master/feeder" format, pursuant to which each fund (the feeders) invests its assets in a common portfolio--the "master"--and shares of each fund are sold to different categories of investors with different distribution and shareholder services and fees. Among other reasons for the creation of this structure was the opportunity to obtain the economies of scale from an investment and expense perspective that might come from the investment and administration of a larger pool of assets than any one fund could expect to have on its own. An important factor in the decision to structure the funds in this way was that non-U.S. investors' assets would be invested alongside those of U.S. investors within the master portfolio on a basis that was not disadvantageous to the non-U.S. investors from a U.S. tax perspective. For various reasons, non-U.S. feeders in the fund complex withdrew their assets from the masters commencing in 1997, thereby eliminating one of the principal reasons for the master/feeder format. Nevertheless, the funds continued in that format and, the JPMIF Board believes, conducted their operations on a basis at least as favorable to the funds as would have obtained if the format had been abandoned, as is now proposed.

    Following the announcement of the merger of The Chase Manhattan Corporation and J.P. Morgan & Co., JPMIM and Morgan and their counterparts within the Chase organization reviewed the compatibilities of their various mutual fund groups, including their respective organizational structures, service providers, distribution arrangements and methodologies, and fees and expenses. The proposed Reorganization of the Merging Fund into the Surviving Fund is a part of the more general integration of the J.P. Morgan funds complex with the Chase Vista funds complex to create a single mutual fund complex with substantially similar arrangements for the provision of advisory, administration, distribution, custody and fund accounting and transfer agency services.

    The JPMIF Board believes that the conversion by way of the proposed Reorganization of the current master-feeder format into the multi-class format discussed in this Combined Prospectus/Proxy Statement and the adoption of the service arrangements by the Surviving Fund described herein (the "Service Arrangements") are in the best interests of the Merging Fund and its shareholders and that the interests of shareholders will not be diluted as a result of the Reorganization.

    In considering the proposed Reorganization and Service Arrangements on January 23 and 24 and on March 26 and 27, 2001, the JPMIF Board also noted that there were important benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual funds complexes. Among these benefits, the Board considered (1) investor and shareholder confusion should be mitigated if not eliminated by the adoption by both the J.P. Morgan and the Chase Vista mutual funds of common organizational structures and common service providers;
(2) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds without paying sales charges, (3) to the extent that additional share classes are subsequently offered by the Surviving Fund it should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale were realized;
(4) JPMIM advised the Board that it believes that the outsourcing of many functions to the sub-administrator will (a) upgrade the quality of services currently being provided to the Funds, and (b) enhance Morgan's ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent; (5) Morgan's undertaking for three years to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratios of the Select and Institutional Classes do not exceed those of the Merging Fund and the Surviving Fund, respectively; (6) the fact that all costs and expenses of the Reorganization and implementation of the Service Arrangements would be borne by JPMC and (7) the fact that the Reorganization would constitute a tax-free reorganization.

    In addition, each Board took into account that, notwithstanding the increase in the administration fee paid to Morgan, Morgan agreed to cap the total expenses as set forth in the expense table above and to institute a breakpoint in the administration fee from 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion to 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays its administrator, Morgan, an administration fee at an effective rate of 0.048% of its average daily net assets. Moreover, JPMIM agreed that, notwithstanding its proposed increase to $1 million of the minimum investment in the Select Class, all current shareholders of the Merging Fund (for which the current minimum is $2,500) will be entitled to make additional investments in the Select Class of the Surviving Fund or of any other fund in the integrated fund complex or to exchange shares of the Select Class of the Surviving Fund for Select Shares of any other such fund. The Board also noted that Morgan did not propose, and advised that it does not expect to propose, the imposition of any distribution (12b-1) fees or shareholder servicing fees on the Select or Institutional Class that are not already in place. Finally the Board was advised that the custody and fund accounting fees to be charged by Chase will be lower than those currently charged by The Bank of New York. It should be recognized that, at current asset levels and in consequence of the expense cap, the lower custody and fund accounting fees will not have an immediate effect on the Surviving Fund's total expense ratio but should have some positive effect in the future.

    Based upon their evaluation of the relevant information provided to them, the changes effected in the Service Arrangements in the negotiations between the Trustees and Morgan, and in light of their fiduciary duties under federal and state law, the Trustees, including a majority who are not interested persons of the Funds or JPMC as defined in the 1940 Act, determined that the proposed Reorganization is in the best interests of the Merging and Surviving Fund, as applicable, that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and that the Service Arrangements are in the best interests of the Surviving Fund.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

    The JPMIF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO THE CONCURRENT REORGANIZATIONS

    The terms and conditions under which the Concurrent Reorganizations may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are in considering. Concurrently with the Reorganization and Feeder Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio. The consummation of the Chase Fund Reorganizations is contingent upon the consummation of the Feeder Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

    Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Ultra Class Shares and the liquidating distributions to shareholders of the Ultra Class Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Ultra Class Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Ultra Class Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

    JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as the Feeder Advisor Portfolio as a result of the Concurrent Reorganizations, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganizations is expected to be greater than the current capitalization of the Merging Fund. The following tables set forth as of October 31, 2000: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Feeder Reorganization and the Chase Fund Reorganization I, (iv) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Feeder Reorganization and the Chase Fund Reorganization II and (v) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Concurrent Reorganizations. There is, of course, no assurance that the Reorganization and the Concurrent Reorganizations will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be renamed Institutional Class and the Class A share class, Class B share class, the Select Class share class and the Ultra Class share class will be introduced.

                                 CAPITALIZATION
                      PRO FORMA WITH FEEDER REORGANIZATION
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
THE U.S. FIXED INCOME
  PORTFOLIO
  J.P. Morgan Bond Fund           24,290        --         $240,180     9.89
  J.P. Morgan Institutional
    Bond Fund                     96,271        --          907,411     9.43
  J.P. Morgan Institutional
    Bond Fund--Ultra (Merging
    Fund)                         48,475        --          466,026     9.61
PRO FORMA COMBINED JPMORGAN
  BOND FUND
  Select                           --          25,482       240,180     9.43
  Institutional                    --          96,271       907,411     9.43
  Ultra                            --          49,443       466,026     9.43

                               CAPITALIZATION(3)
      PRO FORMA WITH FEEDER REORGANIZATION AND CHASE FUND REORGANIZATION I
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
THE U.S. FIXED INCOME
  PORTFOLIO
  J.P. Morgan Bond Fund          24,290         --        $240,180     9.89
  J.P. Morgan Institutional
    Bond Fund                    96,271         --         907,411     9.43
  J.P. Morgan Institutional
    Bond Fund--Ultra (Merging
    Fund)                        48,475         --         466,026     9.61
JPMORGAN BOND FUND II(1)                      15,449       587,369     38.02
PRO FORMA COMBINED JPMORGAN
  BOND FUND
  Select                           --         87,804       827,549     9.43
  Institutional                    --         96,271       907,411     9.43
  Ultra                            --         49,443       466,026     9.43

                               CAPITALIZATION(3)
         PRO FORMA WITH REORGANIZATION AND CHASE FUND REORGANIZATION II
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
THE U.S. FIXED INCOME
  PORTFOLIO
  J.P. Morgan Bond Fund            24,290       --         $240,180      9.89
  J.P. Morgan Institutional
    Bond Fund                      96,271       --          907,411      9.43
  J.P. Morgan Institutional
    Bond Fund--Ultra (Merging
    Fund)                          48,475       --          466,026      9.61
JPMORGAN INTERMEDIATE BOND
  FUND(2)                                       40,050      387,065      9.66
PRO FORMA COMBINED JPMORGAN
  BOND FUND
  Select                           --           66,541      627,245      9.43
  Institutional                    --           96,271      907,411      9.43
  Ultra                            --           49,443      466,026      9.43

                               CAPITALIZATION(3)
                   PRO FORMA WITH CONCURRENT REORGANIZATIONS
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
THE U.S. FIXED INCOME
  PORTFOLIO
  J.P. Morgan Bond Fund            24,290       --        $  240,180     9.89
  J.P. Morgan Institutional
    Bond Fund                      96,271       --           907,411     9.43
  J.P. Morgan Institutional
    Bond Fund--Ultra (Merging
    Fund)                          48,475       --           466,026     9.61
JPMORGAN BOND FUND II(1)                        15,449       587,369    38.02
JPMORGAN INTERMEDIATE BOND
  FUND(2)                                       40,050       387,065     9.66
PRO FORMA COMBINED J.P. MORGAN
  BOND FUND
  Select                           --          128,863     1,214,614     9.43
  Institutional                    --           96,271       907,411     9.43
  Ultra                            --           49,443       466,026     9.43

---------------------

(1)  Formerly Chase Vista Select Bond Fund
(2)  Formerly Chase Vista Select Intermediate Bond Fund
(3)  As the Chase Income Fund and the Chase Vista Bond Fund merged into the
     JPMorgan Bond Fund II (formerly the Chase Vists Select Bond Fund) and the
     Chase Intermediate Term Bond Fund merged into the JPMorgan Intermediate
     Bond Fund (formerly the Chase Vista Select Intermediate Bond Fund) on March
     2, 2001 and February 16, 2001, respectively, their net assets are not included in the pro forma net assets as of October 31, 2000. Such net assets are less than 10% of pro forma combined net assets. The net assets of Class A and Class B shares of JPMorgan Bond Fund II and JPMorgan
     Intermediate Bond Fund will become Class A and Class B shares in the
     Surviving Fund, as applicable. The pro forma net asset value per share of Class A and Class B shares would be $9.43 each, similar to all other classes, if included.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those of the Merging Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Institutional Class" and the Class A share class, Class B share class, Select Class share class and Ultra Class share class will be introduced. The following discussion reflects the new class structure. This section is qualified in its entirety by the discussion in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

BUYING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF THE ULTRA CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

    The price shareholders pay for their shares is the net asset value per share
(NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

    The NAV of each class of the Surviving Fund's shares is generally calculated once each day as of the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange (or such other time as determined by your financial intermediary), it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after that time, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

    The Surviving Fund has the right to reject any purchase order for any reason.

    The investment minimum for Ultra Class Shares is $20,000,000. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m. on the settlement date.

    Shareholders seeking to buy Ultra Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

SELLING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE ULTRA CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

    Ultra Class Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

    Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days only when permitted by federal securities laws.

    A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

    Shareholders may also sell their shares by contacting the Center directly or their financial intermediary. Ultra Class shareholders may call 1-800-766-7722.

EXCHANGING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE ULTRA CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Ultra Class Shares of the Surviving Fund may be exchanged for shares in certain other JPMorgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

    For Ultra Class Shares, if the balance falls below the applicable investment minimum for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to request that you buy more shares or close your account. At least 60 days' notice will be given before closing the account.

    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

    JPMIF, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Morgan) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.05% of the average daily net assets of the Ultra Class Shares held by investors serviced by the shareholder servicing agent. The Merging Fund likewise has similar arrangements with respect to its Shares.

    JPMIM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    The Surviving Fund will issue multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Ultra Class Shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

    The Surviving Fund typically distributes any net investment income at least monthly. Net capital gain, if any, is distributed annually. You have three options for your Surviving Fund distributions. You may:

    - reinvest all of them in additional Surviving Fund shares;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE

    There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND AND SURVIVING FUND

    Each of the Merging Fund and Surviving Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of its trust documents, the business of the Merging Fund and the Surviving Fund is managed by JPMIF's Trustees, who serve indefinite terms (subject to mandatory retirement age) and have all powers necessary or convenient to carry out their responsibilities.

    Information concerning the current Trustees and officers of JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

    JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. JPMIF is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of JPMIF.

SHAREHOLDER VOTING RIGHTS

    With respect to all matters submitted to a vote of shareholders, shareholders of JPMIF are entitled to the number of votes (or "voting shares") equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    A vacancy in the Board of JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of voting shares representing two-thirds of the outstanding voting shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of voting shares representing not less than 10% of the outstanding voting shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance exists and the trust itself is unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

    Under the Declaration of Trust of JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of JPMIF are available without charge upon written request to that trust.

               INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
                                 OTHER SERVICES

GENERAL INFORMATION

    As noted above, the assets of the Surviving Fund currently invested in the Master Portfolio are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and the Master Portfolio, and JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganization and the Concurrent Reorganizations, the Surviving Fund's assets will be managed directly by JPMIM pursuant to an Advisory Agreement substantially similar to the agreement between the Master Portfolio and JPMIM.

DESCRIPTION OF JPMIM

    JPMIM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of March 31, 2001, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $607.7 billion.

    Under the Advisory Agreement, JPMIM will be responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement will include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services to be provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

   EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.30%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.30% of average net assets to JPMIM for its advisory services. JPMIM may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

   LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMIF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

   DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMIF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMIF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMIF.

PORTFOLIO MANAGER

    The Surviving Fund will be managed by a team of individuals from JPMIM.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's objective in relation to expected movements in the general level of interest rates. The Surviving Fund may engage in short-term trading consistent with its objectives.

    In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission's staff.

    Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

    It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

OTHER SERVICES

    The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc. currently serves as the distributor for both the Surviving Fund and the Merging Fund. An affiliate of the Distributor serves as the sub-administrator for the Merging Fund and for the Survivng Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

    Morgan serves as administrator and shareholder servicing agent, BONY serves as fund accountant and custodian, and State Street serves as transfer agent and dividend disbursing agent for the Surviving Fund. The principal business address of Morgan is 60 Wall Street, New York, NY 10005. The services provided by Morgan and BONY include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, BONY will be responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, Chase will become the Surviving Fund's administrator, shareholder servicing agent, fund accountant and custodian, and DST will become the Surviving Fund's transfer agent and dividend disbursing agent.

    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001 to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.

                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES

    It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you were a shareholder in JPMIF, you are entitled to vote on this proposal.

    In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMIM and its affiliates be reorganized. JPMC and the Boards considered that the Boards of Trustees for the registered investment companies advised by J.P. Morgan Investment Management Inc. and the registered investment companies advised by J.P. Morgan Fleming Asset Management (USA) Inc. also be integrated and streamlined into a consolidated Board of Trustees to serve all of the funds in the Fund Complex (as defined below) (the "Consolidated Board"). It is anticipated that having a Consolidated Board will enhance the governance of the larger Fund Complex and is consistent with the prior practice of having a single Board for each predecessor fund complex. JPMC believes, and the respective Boards similarly concluded, that the Consolidated Board will increase administrative efficiencies for JPMC and the funds in the Fund Complex and will benefit shareholders of all such funds. The eight individuals who are being proposed for election to the Consolidated Board, and hence the Nominees described in this Proposal, were nominated after a careful and deliberate selection process by the respective

Nominating Committees and Boards of Trustees. This selection process included the consideration of various factors, such as the desire to balance the respective expertise of the various candidates and diversity of background, the historical experience of various Trustees and Advisory Board members of the predecessor complexes, the sizes of the Boards and each of the Fund Complexes and related future cost savings, the practicalities dictated by the age 70 mandatory retirement policy of the registered investment companies advised by J.P. Morgan Investment Management Inc., and other factors the Boards deemed relevant. Therefore, the Nominees include certain current Trustees of J.P. Morgan Funds ("JPMF"), certain current Trustees of JPMIF, certain current members of JPMIF's Advisory Board and certain Trustees of the former Chase Vista Funds. Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected. Each Trustee will hold office for a term of unlimited duration subject to the current mandatory retirement age of 70(1). The Trustees have no reason to believe that any Nominee will be unavailable for election.

    Other shareholders of JPMIF are concurrently considering the election of the same individuals to the Board of Trustees of JPMIF. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of JPMIF is contained in either of the Fund's Statements of Additional Information, which are incorporated herein by reference.

    The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

(1) Each Nominee is grandfathered with respect to the mandatory retirement age for three years for the date of election.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

    The affirmative vote of the holders of more than 50% of the voting shares of JPMIF present, in person or by proxy, at the joint Meeting is required to elect a Trustee of JPMIF, provided that at least one-third of the outstanding voting shares of JPMIF is represented at the joint Meeting, either in person or by proxy. In the event that the requisite vote is not reached, the current Trustees would remain as the only Trustees of JPMIF.

    The following are the nominees:

                                     TRUSTEE
        NAME OF NOMINEE AND          OF JPMIF           BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
CURRENT POSITION WITH FUND COMPLEX    SINCE    AGE   DURING THE PAST FIVE YEARS AND CURRENT DIRECTORSHIPS
-----------------------------------  --------  ---  ------------------------------------------------------
William J. Armstrong--               Nominee   59   Retired; formerly Vice President and Treasurer,
  Trustee of certain other trusts                   Ingersoll-Rand Company (manufacturer of industrial
  in the Fund Complex since 1987                    supplies). Address: 287 Hampshire Ridge, Park Ridge,
                                                    NJ 07656.

Roland R. Eppley, Jr.--              Nominee   68   Retired; formerly President and Chief Executive
  Trustee of certain other trusts                   Officer, Eastern States Bankcard Association Inc.
  in the Fund Complex since 1989                    (financial services) (1971-1988); Director, Janel
                                                    Hydraulics, Inc.; formerly Director of The Hanover
                                                    Funds, Inc. (open-end mutual funds) Address: 105
                                                    Coventry Place, Palm Beach Gardens, FL 33418.

                                     TRUSTEE
        NAME OF NOMINEE AND          OF JPMIF           BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
CURRENT POSITION WITH FUND COMPLEX    SINCE    AGE   DURING THE PAST FIVE YEARS AND CURRENT DIRECTORSHIPS
-----------------------------------  --------  ---  ------------------------------------------------------
Ann Maynard Gray--                   Nominee   55   Former President, Diversified Publishing Group and
  Member of Advisory Board of the                   Vice President, Capital Cities/ABC, Inc. Ms. Gray is
  Trust and certain other trusts in                 also a director of Duke Energy Corporation and Elan
  the Fund Complex since 2000                       Corporation, plc (pharmaceuticals). Address: 1262
                                                    Rockrimmon Road, Stamford, CT 06903.

Matthew Healey--                       1992    63   Former Chief Executive Officer of the Trust through
  Chairman of the Trust and certain                 April 2001; Chairman, Pierpont Group (provides
  other trusts in the Fund Complex;                 services to trustees of investment companies), since
  Trustee of certain trusts in the                  prior to 1993. Address: Pine Tree Country Club
  Fund Complex since 1982                           Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                    Florida 33436.

Fergus Reid, III*--                  Nominee   68   Chairman and Chief Executive Officer, Lumelite
  Chairman of certain other trusts                  Corporation (plastics manufacturing), since September
  in the Fund Complex; Trustee of                   1985; Trustee, Morgan Stanley Funds. Address:
  certain trusts in the Fund                        202 June Road, Stamford, CT 06903.
  Complex since 1984

James J. Schonbachler--              Nominee   58   Retired; prior to September, 1998, Managing Director,
  Member of Advisory Board of the                   Bankers Trust Company and Group Head and Director,
  Trust and certain other trusts in                 Bankers Trust A.G., Zurich and BT Brokerage Corp.
  the Fund Complex since 2000                       (financial services) Address: 3711 Northwind Court,
                                                    Jupiter, FL 33477.

Leonard M. Spalding, Jr.*--          Nominee   65   Retired; formerly Chief Executive Officer of Chase
  Trustee of certain other trusts                   Mutual Funds Corp.; formerly President and Chief
  in the Fund Complex since 1998                    Executive Officer of Vista Capital Management
                                                    (investment management); and formerly Chief Investment
                                                    Executive of The Chase Manhattan Private Bank
                                                    (investment management). Address: 2025 Lincoln Park
                                                    Road, Springfield, KY 40069.

H. Richard Vartabedian--             Nominee   65   Former President of certain other trusts in the Fund
  Trustee of certain other trusts                   Complex through April 2001; Investment Management
  in the Fund Complex since 1992                    Consultant; formerly, Senior Investment Officer,
                                                    Division Executive of the Investment Management
                                                    Division of The Chase Manhattan Bank, N.A., 1980-1991.
                                                    Address: P.O. Box 296, Beach Road, Hendrick's Head,
                                                    Southport, ME 04576.

---------------------

  *  Mr. Spalding is deemed to be an "interested person" (as defined in the 1940
     Act) due to his ownership of equity securities of affiliates of JPMC. It is anticipated that Mr. Reid will be named Chairman of the Trust and therefore may be deemed to be an "interested person" of the Trust.

    If elected, each Nominee would oversee 81 separate portfolios.

    The Board of Trustees and Advisory Board Members of JPMIF each met five times during the 2000 calendar year, and each of these individuals attended at least 75% of the meetings of the Board and any committee on which he or she serves.

    The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the 2000 calendar year.

    The Board of Trustees of JPMIF presently has a Nominating Committee. The members of the Nominating Committee are Messrs. Addy, Eschenlauer, Burns and Mallardi. The function of the Nominating Committee is to nominate trustees for the Board to consider. The Nominating Committee met one time during the 2000 calendar year.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

    Each current Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMIM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMIM. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves.

    Set forth below is information regarding compensation paid or accrued during the calendar year ended December 31, 2000 for each nominee of JPMF:

                                            COMPENSATION FROM          PENSION OR RETIREMENT  TOTAL COMPENSATION FROM
                                         "MORGAN FUND COMPLEX"(1)        BENEFITS ACCRUED        "FUND COMPLEX"(2)
                                     --------------------------------  ---------------------  -----------------------
William J. Armstrong                                  NA                     $ 41,781              $ 90,000 (10)(3)
Roland R. Eppley, Jr.                                 NA                     $ 58,206              $ 91,000 (10)(3)
Ann Maynard Gray                                 $75,000                           NA              $ 75,000 (17)(3)
Matthew Healey(4)                                $75,000                           NA              $ 75,000 (17)(3)
Fergus Reid, III                                      NA                     $110,091              $202,750 (10)(3)
James J. Schonbachler                            $75,000                           NA              $ 75,000 (17)(3)
Leonard M. Spalding, Jr.                              NA                     $ 35,335              $ 89,000 (10)(3)
H. Richard Vartabedian                                NA                     $ 86,791              $134,350 (10)(3)

---------------------

(1) The Morgan Fund Complex means registered investment companies advised by JPMIM.
(2) A Fund Complex generally means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies (as used herein, registered investment companies advised by JPMIM and JPMFAM).
(3) Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.
(4)  Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont
     Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

ONE-TIME RETIREMENT PACKAGE FOR MORGAN FUND COMPLEX

    Inasmuch as the Morgan Fund Complex does not have any retirement plan for its Trustees and JPMC will also benefit from the administrative efficiencies of a consolidated board, JPMC volunteered to pay a one-time retirement package to the Trustees of the Morgan Fund Complex and the Advisory Board members who will leave the Board of Trustees or Advisory Board of the Morgan Fund Complex prior to their normal retirement date. For each retiring Trustee, the retirement package is equal to three times the annual fee (which may increase) for the new Combined Board per Trustee; for each retiring Advisory Board member, the retirement package is one and a half times the annual fee (which may increase) for the new Combined Board per Trustee.

FORMER CHASE VISTA FUNDS' RETIREMENT PLAN AND DEFERRED COMPENSATION PLAN FOR ELIGIBLE TRUSTEES

    Effective August 21, 1995, the Trustees of the former Chase Vista Funds also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of
(1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian, who are Nominees, received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Nominees who have elected to defer compensation under such plan.

    The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. To assist the Trustees in exercising their overall supervisory responsibilities each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMIF has paid Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. As part of the overall integration and reorganization of the Funds within the Fund Complex. It is anticipated that the Merging Fund and the Surviving Fund will terminate their agreements with Pierpont Group, Inc. in connection with the Reorganization. The consolidated Board of Trustees will instead look to counsel, auditors, Morgan and other service providers, as necessary.

    The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund, the Surviving Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

    MERGING FUND--For the fiscal years ended October 31, 1999 and 2000: $4,687 and $5,923, respectively.

    SURVIVING FUND--For the fiscal years ended October 31, 1998, 1999 and 2000:
$28,012, $21,558 and $14,992, respectively.

    MASTER PORTFOLIO--For the fiscal years ended October 31, 1998, 1999 and 2000: $35,661, $30,562 and $24,445, respectively.

PRINCIPAL EXECUTIVE OFFICERS

    JPMIF's principal executive officers are listed below. The officers conduct and supervise the business operations of JPMIF. The business address of each of the officers, unless otherwise noted, is J.P. Morgan Fund Distributors, Inc., 1211 Avenue of Americas, New York, New York, 10036. Each officer will hold office for an indefinite term, but may be removed by the Board of Trustees at any time.

    The principal executive officers of JPMIF are as follows:

                        PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS AND OTHER
NAME AND POSITION  AGE  INFORMATION
-----------------  ---  -----------
David Wezdenko,    37   Vice President, J.P. Morgan Investment Management Inc.
  President and         Mr. Wezdenko is the Chief Operating Officer for the U.S.
  Treasurer             Mutual Funds and Financial Intermediaries Business. Since
  (April                joining J.P. Morgan in 1996, he has held numerous
  2001-present)         financial and operations related positions supporting the
                        J.P. Morgan pooled funds business.

Sharon Weinberg,   41   Vice President, J.P. Morgan Investment Management Inc.
  Vice-President        Ms. Weinberg is head of Business and Product Strategy for
  and Secretary         the U.S. Mutual Funds and Financial Intermediaries
  (April                business. Since joining J.P. Morgan in 1996 in New York,
  2001-present)         she has held numerous positions throughout the asset
                        management business in mutual funds marketing, legal and
                        product development.

ACCOUNTANTS

    PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's and the Master Portfolio's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when JPMIF engages it to do so. Representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting, and will have an opportunity to make a statement if they desire. Such representatives are expected to be available to respond to appropriate questions at the Meeting.

   AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $42,500.

   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. There were no financial systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000.

   ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,300.

    The Audit Committee has considered whether that the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

    Only the Merging Fund Shareholders of record at the close of business on April 6, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 52,836,987.070 Merging Fund shares. Each shareholder of the Merging Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund voting shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted

FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR (and therefore will have the effect of a vote against) the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the Proposals.

    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

    JPMIC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund) will pay the cost of the preparation, printing and mailing to its shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of its shareholders.

    It is expected that the cost of retaining D. F. King & Co., Inc., to assist in the proxy solicitation process for the fund complex will not exceed $200,000 in addition to expenses, which cost will be borne by JPMC.

ABSTENTIONS AND BROKER NON-VOTES

    In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

    On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization based upon their holdings at April 6, 2001 are as follows:

                                                     PERCENTAGE OF  PERCENTAGE OF
                                         AMOUNT      MERGING FUND   SURVIVING FUND
                                       OF SHARES       OWNED ON       OWNED UPON
         NAME AND ADDRESS                OWNED        RECORD DATE    CONSUMMATION
-----------------------------------  --------------  -------------  --------------
MORGAN GUARANTY TRUST CO             4,183,898.3340    7.92%          1.92%
  OF NEW YORK AS AGENT FOR
  1984 GEISEL TRUST -- SURVIVOR'S
  TR
  ATTN: SPECIAL PRODUCTS 2/OPS3
  500 STANTON CHRISTIANA ROAD
  NEWARK, DE 19713-2107
JPMIM AS AGENT FOR ALBANY            3,628,005.1770    6.87%          1.67%
  MEDICAL CENTER INSURANCE
  TRUST-FLEET TRUST CO AS
  CUSTODIAN
  ATTN: FRAN GENTILE
  522 FIFTH AVE
  NEW YORK, NY 10036-7601
JPMIM AS AGENT FOR THE               2,815,501.6830    5.33%          1.29%
  RETIREMENT TRUST FUND FOR ST
  JOSEPH'S PROVINCE OF THE
  SISTERS OF ST JOSEPH OF PEACE
  ATTN: FRAN GENTILE
  522 FIFTH AVE
  NEW YORK NY 10036-7601

JPMIM AS AGENT AND                   3,470,183.8560    6.57%          1.60%
  INVESTMENT MANAGER FOR THE
  UNITED HOSPITAL FUND
  ATTN: PAUL BRIGNOLA
  522 FIFTH AVE
  NEW YORK NY 10036-7601
MICHIGAN CATHOLIC                    3,816,847.6190    7.22%          1.75%
  CONFERENCE
  DIOCESE INVESTMENT
  505 N CAPITAL AVE
  LANCING MI 48933-1266
THE NEW YORK ACADEMY OF              2,991,918.8760    5.66%          1.38%
  MEDICINE
  ATTN: PATRICIA J VOLLAND
  1216 5TH AVE
  NEW YORK, NY 10029-9957

    On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and share ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such person upon consummation of the Reorganization based upon their holdings at April 6, 2001 were as follows:

                                                     PERCENTAGE OF
                                                       SURVIVING    PERCENTAGE OF
                                         AMOUNT          FUND       SURVIVING FUND
                                       OF SHARES       OWNED ON       OWNED UPON
         NAME AND ADDRESS                OWNED        RECORD DATE    CONSUMMATION
-----------------------------------  --------------  -------------  --------------
MGT OF NEW YORK DEFERRED             7,409,239.1490    7.89%          3.41%
  PROFIT SHARING PLAN OF MGT
  OF NEW AND AFFILIATED CO FOR
  US EMPLOYEES
  AMERICAN CENTURY SERVICES
  INC
  4500 MAIN ST
  ATTN: STEVE LEVITT
  KANSAS CITY MO 64111-1816

PROPOSALS TO BE SUBMITTED BY SHAREHOLDERS

    The Merging Fund does not generally hold an Annual Meeting of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of the Merging Fund at the address set forth on the cover of this Combined Prospectus/Proxy Statement.

                       ADDITIONAL INFORMATION ABOUT JPMIF

    Information about each of the Merging Fund and the Surviving Fund is included in its Prospectus, which is incorporated by reference. The Surviving Fund's Prospectus is also enclosed herein. Additional information about each of the Merging Fund and the Surviving Fund is also included in JPMIF's Statements of Additional Information with respect to each of them which have been filed with the Commission and which are incorporated herein by reference. Copies of the Prospectuses and Statements of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal year ended October 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended October 31, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

    The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    JPMF is not involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                             SHAREHOLDER INQUIRIES

    Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 11th day of May, 2001 by and among JPMorgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of J.P. Morgan Bond Fund - Ultra (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional Bond Fund (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Ultra Class share class in exchange for Shares of the Transferor Portfolio, with the amounts of shares to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by their respective custodians and J.P. Morgan Chase & Co. The determination of said parties shall be conclusive and binding on all parties in interest.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on or about September 1, 2001 or such other date as is agreed to by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Ultra Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Ultra Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of October 31, 2000 there were outstanding 96,271,000 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and The U.S. Fixed Income Portfolio for the fiscal year ended October 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio and The U.S. Fixed Income Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

      (i) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

      (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

      (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

      (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of October 31, 2000 there were outstanding 48,475,000 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The U.S. Fixed Income Portfolio for the fiscal year ended October 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The U.S. Fixed Income Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

      (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

      (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

      (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

    The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor

Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

    The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of

Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

    The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since October 31, 2000.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of the Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and
(v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

    (e) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan Bond Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

    The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since October 31, 2000.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in
Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

    (g) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan Institutional Bond Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

    The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees;
(vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares, Institutional Class Shares and Ultra Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years, or one year with respect to Class A and Class B Shares, after the Exchange Date.

10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

522 Fifth Ave
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

522 Fifth Ave
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:

522 Fifth Avenue
New York, NY 10036

if to the adviser of the Acquiring Trust:

522 Fifth Avenue
New York, NY 10036

if to J.P. Morgan Chase & Co.:

522 Fifth Avenue
New York, NY 10036

11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

    (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York,

    (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

    (e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan Institutional Bond Fund

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan Institutional Bond Fund-
                                                   Ultra

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

Agreed and acknowledged with respect to
Section 9:

J.P. MORGAN CHASE & CO.

By:  /s/ George Gatch
     --------------------------------------------
     Name: George Gatch
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                    J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional Bond Fund-Ultra (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling JPMorgan Institutional Bond Fund-Ultra at 1-800-521-5411.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in JPMF's Statements of Additional Information, which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION

         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of May 11, 2001 by and among JPMF, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund, and JPMC and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by JPMF in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of Shares in the Merging Fund will receive Agency Class Shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund contained in their respective Annual Reports dated October 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated October 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Surviving Fund's, the Master Portfolio's and the Merging Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio for the fiscal year ended October 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                         PRO FORMA FINANCIAL STATEMENTS
            JPMORGAN BOND FUND II(1) / JPMORGAN INTERMEDIATE BOND FUND
                     (2) / THE U.S. FIXED INCOME PORTFOLIO
                                OCTOBER 31, 2000
                       COMBINING PORTFOLIO OF INVESTMENTS
                                   (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                            SHARES/PRINCIPAL AMOUNT                                                       MARKET VALUE
                           ---------------------------------------------------    -------------------------------------------------
                                         JPMORGAN   U.S.                 PRO                             U.S.                 PRO
                            JPMORGAN      INTER-    FIXED      PRO     THE U.S.    JPMORGAN    INTER-    FIXED     PRO      THE U.S.
                              BOND        MEDIATE   INCOME    FORMA    COMBINED      BOND      MEDIATE   INCOME   FORMA     COMBINED
                              FUND         BOND     PORT-     ADJUST-  JPMORGAN      FUND       BOND     PORT-    ADJUST-   JPMORGAN
                              II(1)       FUND(2)   FOLIO     MENTS    BOND FUND     II(1)     FUND(2)   FOLIO    MENTS    BOND FUND
                           ---------     --------   ------   --------  ---------  ---------    --------  ------   -------  ---------
ASSET-BACKED
SECURITIES - 6.2%

FINANCIAL SERVICES - 6.2%
American Express Credit
Account Master Trust,
Ser. 1997-1, Class A,
6.40%, 4/15/05                    -          4,750       -           -     4,750        -        4,724         -          -   4,724
Citibank Credit Card
Master Trust I,Series
1998-9, Class A, 5.30%,
1/9/06                            -              -  10,000           -    10,000        -            -    $9,609          -   9,609
Citibank Credit Card
Master Trust I, Ser.
1997-2, Class A, 6.55%,
2/15/04                           -          1,700       -           -     1,700        -        1,693         -          -   1,693
Conseco Finance
Securitizations Corp.,
Series 2000-5, Class A3
SEQ, 7.21%, 2/1/32                -              -  15,000           -    15,000        -            -    15,000          -  15,000
Daimler Chrysler Auto
Trust, Series 2000 C,
Class A2 SEQ, 6.81%,
7/6/03                            -              -   6,600           -     6,600        -            -     6,606          -   6,606
Daimler-Benz Vehicle
Trust, Series 1998 A,
Class A4 SEQ, 5.22%,
12/22/03                          -              -  21,000           -    21,000        -            -    20,626          -  20,626
Discover Card Master
Trust I, Series 1998-4,
Class A, 5.75%, 10/16/03          -              -  12,000           -    12,000        -            -    11,925          -  11,925
First USA Credit Card
Master Trust,
Series1999-1, Class C,
6.42%, 10/19/06                   -              -   5,000           -     5,000        -            -     4,847          -   4,847
Ford Credit Auto Owner
Trust, Series 1998 C,
Class D, 7.70%, 1/15/04           -              -   5,000           -     5,000        -            -     5,013          -   5,013
Ford Credit Auto Owner
Trust, Series 1999A,
Class D, 8.00%, 6/15/04           -              -   5,000           -     5,000        -            -     5,036          -   5,036
Ford Credit Auto Owner
Trust, Series 2000 D,
Class A2 SEQ, 7.06%,
4/15/03                           -              -  11,000           -    11,000        -            -    11,014          -  11,014
Green Tree Financial
Corporation, Series
1999-5, Class B1, 9.20%,
4/1/31                            -              -  10,000           -    10,000        -            -     9,438          -   9,438
Green Tree Financial
Corporation,Series
1993-3, Class B, 6.85%,
10/15/18                          -              -  15,486           -    15,486        -            -    13,168          -  13,168
MBNA Master Credit Card
Trust, Ser1999-M, Class
B, 6.80%, 4/16/07             8,300              -       -           -     8,300    8,270            -         -          -   8,270
MBNA Master Credit Card
Trust, Ser1999-J, Class
A, 7.00%, 2/15/12            10,345          2,710       -           -    13,055   10,390        2,722         -          -  13,112
Nomura CBO LTD, Ser.
1997-1, Class A2, FRN,
144A, 6.67%, 5/15/09          6,500                      -           -     6,500    5,929            -         -          -   5,929
Nomura CBO LTD, Ser.
1997-1, Class A2, FRN,
144A, SUB, 6.67%, 5/15/09         -          5,000       -           -     5,000        -        4,561         -          -   4,561
Residential Funding
Mortgage Securities II,
Ser. 2000-HI1, Class
AI4, 7.79%, 1/25/14           7,500              -       -           -     7,500    7,603            -         -          -   7,603
Sears Credit Account
Master Trust, Series
1999-2, Class A, 6.35%,
2/16/07                           -                 19,855           -    19,855        -            -    19,712          -  19,712
Standard Credit Card
Trust, Ser. 93, 5.95%,
10/7/04                           -          4,000       -           -     4,000        -        3,919         -          -   3,919
                                                                                  --------------------------------------------------
TOTAL ASSET-BACKED
SECURITIES -                                                                       32,192       17,619   131,994          - 181,805
                                                                                  --------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.6%

FINANCIAL SERVICES - 9.6%
Chase Commercial
Mortgage Securities
Corp., Series 1998-2,
Class A2 SEQ, 6.39%,
11/18/08                          -              -  26,550                26,550                          25,500             25,500
Chase Manhattan
Bank-First Union
National Bank, Series
1999-1, Class A2 SEQ,
7.44%, 7/15/09                    -              -  20,000                20,000                          20,363             20,363
COMM, Series 2000 FL2A,
Class H-NW, Floater,
7.97%, 11/15/00, resets
monthly off the 1-month
LIBOR plus 1.35%
with no caps                      -              -   4,900                 4,900                           4,900              4,900
Commercial Mortgage
Acceptance Corp., Series
1998-C2, Class D, 6.75%,
11/15/09                          -              -  10,000                10,000                           9,400              9,400
DLJ Commercial Mortgage
Corporation, Series
2000-CF1, Class A1B SEQ,
7.62%, 5/10/10                    -              -  42,660                42,660                          43,673             43,673
FHLMC, Series 1980,
Class C SEQ, 6.85%,
10/15/21                          -              -     530                   530                             528                528
FHLMC, Ser. 2155, Class
PC, 6.00%, 11/15/17               -          5,225                         5,225                 5,120                        5,120
FNMA, Ser. 1999-17,
Class PC, 6.00%, 12/25/22         -          4,200                         4,200                 4,044                        4,044
First Nationwide Trust,
Series 1999-4, Class
3PA1 SEQ, 6.50%, 10/19/29         -              -  28,873                28,873                          27,123             27,123
First Union Commercial
Mortgage Trust, Series
1999-C1, Class A2 SEQ,
6.07%, 10/15/08                   -              -  20,000                20,000                          18,813             18,813
GMAC Commercial Mortgage
Securities Inc., Series
1997-C1, Class A3 SEQ,
6.87%, 8/15/07                    -              -   8,895                 8,895                           8,787              8,787
GS Mortgage, Series 2000
F, Floater, 8.37%,
11/15/00                          -              -   5,000                 5,000                           5,000              5,000
Heller Financial
Commercial Mortgage
Asset, Series 1999-PH1,
Class A2 SEQ, 6.85%,
5/15/31                           -              -   6,950                 6,950                           6,829              6,829
LB-UBS Commerical
Mortgage Trust, Series
2000-C3, Class A2 SEQ,
7.95%, 1/15/10                    -              -  42,943                42,943                          44,594             44,594
Morgan Stanley Capital
I, Series 1998-XL2,
Class A2 SEQ, 6.17%,
10/3/08                           -              -   7,830                 7,830                           7,393              7,393
Mortgage Capital
Funding, Inc., Series
1998-MC2, Class A2 SEQ,
6.42%, 5/18/08                    -              -  30,000                30,000                          28,800             28,800
PNC Mortgage Acceptance
Corp., Series 2000-C1,
Class A2 SEQ, 7.61%,
2/15/10                           -              -  12,500                12,500                          12,828             12,828
PNC Mortgage Acceptance
Corp., Series 2000-C2,
Class A2 SEQ, 7.30%,
9/12/10                           -              -   6,245                 6,245                           6,269              6,269
SACO I Inc. Series
1997-2, Class 1A5 SEQ,
7.00%, 8/25/36                    -              -   2,253                 2,253                           2,084              2,084
Vendee Mortgage Trust,
Series 1997-1, Class 2C
SEQ, 7.50%, 9/15/17               -              -     802                   802                             801                801

                                                                                  --------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS -                                                                  0        9,164   273,684            282,848
                                                                                  --------------------------------------------------

COMMERCIAL MORTGAGE
BACKED SECURITIES - 0.8%

Bear Stearns Commercial
Mortgage Securities,
Ser-2000-WF2, Class A1,
7.11%, 9/15/09                7,900          3,000                        10,900    7,937        3,014                       10,951
Bear Stearns Commercial
Mortgage Securities,
Ser-2000-WF2, Class A2,
7.32%, 8/15/10                6,300                                        6,300    6,343                                     6,343
Credit Suisse First
Boston Mortgage
Securities Corp., Ser.
1997-SPCE, Class A,
144A, 6.65%, 6/20/03              -            536                           536                   533                          533
LB-UBS Commercial
Mortgage Trust, Ser.
2000-C4, Class A1,
7.18%, 9/15/09                3,088            897                         3,985    3,098          899                        3,997
                                                                                  --------------------------------------------------
TOTAL COMMERCIAL
MORTGAGE BACKED
SECURITIES -                                                                       17,378        4,446         0             21,824
                                                                                  --------------------------------------------------

                   See Notes to Pro Forma Financial Statements


                                                    U.S.                PRO                              U.S.                PRO
                            JPMORGAN      INTER-    FIXED      PRO     THE U.S.    JPMORGAN    INTER-    FIXED     PRO      THE U.S.
                              BOND        MEDIATE   INCOME    FORMA    COMBINED      BOND      MEDIATE   INCOME   FORMA     COMBINED
                              FUND         BOND     PORT-     ADJUST-  JPMORGAN      FUND       BOND     PORT-    ADJUST-   JPMORGAN
                              II(1)       FUND(2)   FOLIO     MENTS    BOND FUND     II(1)     FUND(2)   FOLIO    MENTS    BOND FUND
                           ---------     --------   ------   --------  ---------  ---------    --------  ------   -------  ---------

CORPORATE BONDS & NOTES
- 16.0%

BANKS - 2.8%
Bank of America Corp.,
7.80%, 2/15/10                7,700                                        7,700    7,820                                     7,820
Bank One Capital III,
8.75%, 9/1/30                     -                  2,010                 2,010                           1,955              1,955
Bank One Corp., 7.88%,
8/1/10                        5,800          5,000                        10,800    5,824        5,020                       10,844
Capital One Bank, 8.25%,
6/15/05                           -                  8,500                 8,500                           8,546              8,546
First Union National
Bank, 7.80%, 8/18/10              -                  9,975                 9,975                           9,940              9,940
J.P. Morgan & Co., Inc.,
MTN, 6.00%, 1/15/09           7,900          5,000                        12,900    7,229        4,575                       11,804
Keystone Financial
Mid-Atlantic Funding
Corp., MTN, 7.30%,
5/15/04                       4,850                                        4,850    4,851                                     4,851
Manufacturers & Traders
Trust Co., 8.00%, 10/1/10     6,415          4,815                        11,230    6,345        4,763                       11,108
MBNA America Bank, N.A.,
7.75%, 9/15/05                7,060          4,831                        11,891    6,984        4,779                       11,763
U.S. Bank, NA, 5.70%,
12/15/08                          -          5,575                         5,575                 4,892                        4,892
                                                                                  --------------------------------------------------
                                                                                   39,053       24,029    20,440       0     83,522
                                                                                  --------------------------------------------------

BROADCASTING/CABLE - 0.3%

Jones Intercable, Inc.,
7.63%, 4/15/08                    -          5,425                         5,425                 5,309                        5,309
USA Networks, Inc.,
6.75%, 11/15/05                   -          4,275                         4,275                 4,173                        4,173
                                                                                  --------------------------------------------------
                                                                                        0        9,482         0       0      9,482
                                                                                  --------------------------------------------------
CHEMICALS - 0.2%
Cytec Industries, Inc.,
6.85%, 5/11/05                    -                  1,000                 1,000                             931                931
Rohm & Haas Co., 7.85%,
7/15/29                           -                  5,110                 5,110                           4,986              4,986
                                                                                  --------------------------------------------------
                                                                                        0            0     5,917       0      5,917
                                                                                  --------------------------------------------------

COMPUTERS/COMPUTER
HARDWARE - 0.2%
Hewlett-Packard Co.,
7.15%, 6/15/05                    -          4,500                         4,500                 4,549                        4,549
                                                                                  --------------------------------------------------
                                                                                        0        4,549         0       0      4,549
                                                                                  --------------------------------------------------

CONSUMER PRODUCTS - 0.2%
Procter & Gamble Co.,
6.60%, 12/15/04                   -          5,890       0           0     5,890        0        5,867         0       0      5,867
                                                                                  --------------------------------------------------
                                                                                        0        5,867         0       0      5,867
                                                                                  --------------------------------------------------
DEFENSE/AEROSPACE - 0.7%
Lockheed Martin Corp.,
8.20%, 12/1/09                    -                  8,530                 8,530                           8,879              8,879
Raytheon Co., 144A,
7.90%, 3/1/03                 6,700          3,270                         9,970    6,802        3,320                       10,122
                                                                                  --------------------------------------------------
                                                                                    6,802        3,320     8,879       0     19,001
                                                                                  --------------------------------------------------

ELECTRICAL UTILITY /
UTILITIES - 0.6%
Cilcorp Inc., 8.70%,
10/15/09                      6,000                                        6,000    6,185                                     6,185
Cogentrix Energy Inc.,
8.75%, 10/15/08                   -                    506                   506                             507                507
Dominion Resources Inc.,
Series 2010-A, 8.13%,
6/15/10                           -                  4,025                 4,025                           4,150              4,150
Dominion Resources
Inc./VA, Series 2000 B,
7.63%, 7/15/05                    -                  7,940                 7,940                           8,027              8,027
                                                                                  --------------------------------------------------
                                                                                    6,185            0    12,685       0     18,870
                                                                                  --------------------------------------------------

ENERGY RESERVES &
PRODUCTION - (z)
Lasmo (USA) Inc., 6.75%,
12/15/07                          -                    500                   500                             477                477
                                                                                  --------------------------------------------------
                                                                                        0            0       477       0        477
                                                                                  --------------------------------------------------

FINANCIAL SERVICES - 3.5%
500 Grant St.
Association, 144A,
Series 1999 A, 6.46%,
12/1/08                           -                  5,493                 5,493                           5,257              5,257
CIT Group, Inc., 7.63%,
8/16/05                       9,125                                        9,125    9,116                                     9,116
CitiFinancial, 8.70%,
6/15/10                           -                  3,400                 3,400                           3,681              3,681
Comdisco Inc., 9.50%,
8/15/03                           -                  4,205                 4,205                           3,154              3,154
Comdisco, Inc., 6.38%,
11/30/01                          -                  3,490                 3,490                           2,928              2,928
ERAC USA Finance Co.,
144A, 6.38%, 5/15/03              -                  5,000                 5,000                           4,795              4,795
FleetBoston Financial
Corp., 7.25%, 9/15/05             -          4,080                         4,080                 4,102                        4,102
Ford Motor Credit Co.,
7.25%, 1/15/03                    -                    135                   135                             135                135
Ford Motor Credit Co.,
7.38%, 10/28/09                   -                  1,010                 1,010                             981                981
Heller Financial, Inc.,
8.00%, 6/15/05                7,100          5,000                        12,100    7,200        5,071                       12,271
Household Finance Corp.,
8.00%, 5/9/05                     -                  6,500                 6,500                           6,647              6,647
Keycorp Institutional
Capital, Series 1996 B,
8.25%, 12/15/26                   -                  2,200                 2,200                           2,001              2,001
Lehman Brothers
Holdings, Inc., 8.25%,
6/15/07                           -          5,000                         5,000                 5,104                        5,104
McKesson Financial of
Canada, 144A, 6.55%,
11/1/02                           -                  4,475                 4,475                           4,292              4,292
National Rural Utilities
Cooperative Finance
Corp., 5.5%, 1/15/05              -          5,000                         5,000                 4,719                        4,719
Newcourt Credit Group
Inc., 6.88%, 2/16/05              -                  6,000                 6,000                           5,796              5,796
NGC Corp. Capital Trust,
Series 1997 B, 8.32%,
6/1/27                            -                  8,835                 8,835                           7,776              7,776
Oil Purchase Company,
144A, 7.10%, 4/30/02              -                  1,835                 1,835                           1,752              1,752
Provident Financing
Trust I, 7.41%, 3/15/38           -                  1,765                 1,765                           1,304              1,304
Washington Mutual
Financial Corp., 8.25%,
6/15/05                           -                 17,500                17,500                          18,059             18,059
                                                                                  --------------------------------------------------
                                                                                   16,316       18,996    68,557       0    103,869
                                                                                  --------------------------------------------------

FOOD & BEVERAGE - 0.3%
Smithfield Foods Inc.,
7.63%, 2/15/08                    -                  1,410                 1,410                           1,280              1,280
Coca-Cola Enterprises,
7.13%, 9/30/09                    -          3,975                         3,975                 3,901                        3,901
Conagra Foods, Inc.,
7.88%, 9/15/10                    -          4,320                         4,320                 4,385                        4,385
                                                                                  --------------------------------------------------
                                                                                        0        8,286     1,280       0      9,566
                                                                                  --------------------------------------------------

                   See Notes to Pro Forma Financial Statements

                                                    U.S.                PRO                              U.S.                PRO
                            JPMORGAN      INTER-    FIXED      PRO     THE U.S.    JPMORGAN    INTER-    FIXED     PRO      THE U.S.
                              BOND        MEDIATE   INCOME    FORMA    COMBINED      BOND      MEDIATE   INCOME   FORMA     COMBINED
                              FUND         BOND     PORT-     ADJUST-  JPMORGAN      FUND       BOND     PORT-    ADJUST-   JPMORGAN
                              II(1)       FUND(2)   FOLIO     MENTS    BOND FUND     II(1)     FUND(2)   FOLIO    MENTS    BOND FUND
                           ---------     --------   ------   --------  ---------  ---------    --------  ------   -------  ---------
FOREST PRODUCTS & PAPER
- 0.4%
Champion International
Corp., 7.10%, 9/1/05              -                  5,000                 5,000                           4,899              4,899
International Paper Co.,
144A, 8.13%, 7/8/05               -          5,900                         5,900                 6,072                        6,072
                                                                                  --------------------------------------------------
                                                                                        0        6,072     4,899       0     10,971
                                                                                  --------------------------------------------------

GAS & WATER UTILITIES -
0.2%
United Utilities Plc,
6.88%, 8/15/28                    -                  6,970                 6,970                           5,544              5,544
                                                                                  --------------------------------------------------
                                                                                        0            0     5,544       0      5,544
                                                                                  --------------------------------------------------

INSURANCE - 0.8%
Conseco, Inc., 8.50%,
10/15/02                      9,270          6,025                        15,295    7,230        4,700                       11,930
GE Global Insurance
Holding Corp., 7.75%,
6/15/30                       5,800          5,000                        10,800    5,847        5,040                       10,887
                                                                                  --------------------------------------------------
                                                                                   13,077        9,740         0       0     22,817
                                                                                  --------------------------------------------------

MANUFACTURING - 0.3%
Louisiana-Pacific Corp.,
8.88%, 8/15/10                7,900                                        7,900    7,829                                     7,829
                                                                                  --------------------------------------------------
                                                                                    7,829            0         0       0      7,829
                                                                                  --------------------------------------------------

MEDIA - 1.1%
Adelphia Communications
Corp., 9.38%, 11/15/09            -                  3,125                 3,125                           2,664              2,664
Clear Channel
Communications, 7.88%,
6/15/05                       5,350                  5,540                10,890    5,392                  5,583             10,975
Fox Sports Networks LLC,
8.88%, 8/15/07                    -                  2,500                 2,500                           2,513              2,513
Lamar Media Corp.,
8.63%, 9/15/07                    -                  1,900                 1,900                           1,853              1,853
Time Warner
Entertainment Co. LP,
8.38%, 3/15/23                8,705          5,000                        13,705    9,125        5,242                       14,367
                                                                                  --------------------------------------------------
                                                                                   14,517        5,242    12,612       0     32,371
                                                                                  --------------------------------------------------

MEDICAL PROVIDERS &
SERVICES - (z)
Mariner Post-Acute
Network Inc., Series B,
9.50%, 4/1/06(d)+                 -                  2,000                 2,000                              10                 10
                                                                                  --------------------------------------------------
                                                                                        0            0        10       0         10
                                                                                  --------------------------------------------------

MOTOR VEHICLES & PARTS /
AUTOMOTIVE - 0.4%
DaimlerChrysler NA
Holding Corp., 6.90%,
9/1/04                            -                  2,500                 2,500                           2,467              2,467
GMAC, 7.50%, 7/15/05          5,800                                        5,800    5,851                                     5,851
TRW, Inc., 6.45%, 6/15/01         -          3,850                         3,850                 3,831                        3,831
                                                                                  --------------------------------------------------
                                                                                    5,851        3,831     2,467       0     12,149
                                                                                  --------------------------------------------------

MULTI-INDUSTRY - 0.2%
Cendant Corporation,
7.75%, 12/1/03                    -                  5,000                 5,000                           4,893              4,893
                                                                                  --------------------------------------------------
                                                                                        0            0     4,893       0      4,893
                                                                                  --------------------------------------------------

OIL SERVICES - 1.5%
Amerada Hess Corp.,
7.38%, 10/1/09                    -          6,150                         6,150                 6,135                        6,135
Enron Corp., 144A,
7.11%, 12/12/00, resets
quarterly off the
3-month LIBOR
plus 0.45% with                   -                 15,000                15,000                          14,993             14,993
no caps
Enron Corp., 7.88%,
6/15/03                           -          4,500                         4,500                 4,591                        4,591
Express Pipeline LP,
144A, Series 1998 B,
7.39%, 12/31/17                   -                  1,497                 1,497                           1,278              1,278
Phillips Petroleum Co.,
8.75%, 5/25/10                    -                  4,000                 4,000                           4,363              4,363
Valero Energy Corp.,
8.38%, 6/15/05                6,000                                        6,000    6,221                                     6,221
Valero Energy Corp.,
8.75%, 6/15/30                5,600                                        5,600    5,894                                     5,894
Williams Cos. Inc.,
6.20%, 8/1/02                     -                    350                   350                             344                344
                                                                                  --------------------------------------------------
                                                                                   12,115       10,726    20,978       0     43,819
                                                                                  --------------------------------------------------
PACKAGING - 0.1%
Tenneco Packaging, Inc.,
8.00%, 4/15/07                3,775                                        3,775    3,759                                     3,759
                                                                                  --------------------------------------------------
                                                                                    3,759            0         0       0      3,759
                                                                                  --------------------------------------------------
PIPELINES - 0.4%
Duke Energy Field
Services LLC, 7.88%,
8/16/10                       5,750                                        5,750    5,860                                     5,860
El Paso Energy Corp.,
6.75%, 5/15/09                5,170                                        5,170    4,913                                     4,913
                                                                                  --------------------------------------------------
                                                                                   10,773            0         0       0     10,773
                                                                                  --------------------------------------------------
RAILROADS - 0.2%
Burlington Northern
Railroad Co., 7.33%,
6/23/10                           -                  1,601                 1,601                           1,605              1,605
Canadian National
Railway Co., 7.00%,
3/15/04                           -                  5,350                 5,350                           5,287              5,287
                                                                                  --------------------------------------------------
                                                                                        0            0     6,892       0      6,892
                                                                                  --------------------------------------------------

REAL ESTATE INVESTMENT
TRUSTS - (z)
Felcor Lodging LP, 144A,
9.50%, 9/15/08                    -                    830                   830                             820                820
                                                                                  --------------------------------------------------
                                                                                        0            0       820       0        820
                                                                                  --------------------------------------------------

RETAILING - 0.2%

Wal-Mart Stores, Inc.,
6.88%, 8/10/09                    -          5,175                         5,175                 5,139                        5,139
                                                                                  --------------------------------------------------
                                                                                        0        5,139         0       0      5,139
                                                                                  --------------------------------------------------

                   See Notes to Pro Forma Financial Statements

                                                    U.S.                PRO                              U.S.                PRO
                            JPMORGAN      INTER-    FIXED      PRO     THE U.S.    JPMORGAN    INTER-    FIXED     PRO      THE U.S.
                              BOND        MEDIATE   INCOME    FORMA    COMBINED      BOND      MEDIATE   INCOME   FORMA     COMBINED
                              FUND         BOND     PORT-     ADJUST-  JPMORGAN      FUND       BOND     PORT-    ADJUST-   JPMORGAN
                              II(1)       FUND(2)   FOLIO     MENTS    BOND FUND     II(1)     FUND(2)   FOLIO    MENTS    BOND FUND
                           ---------     --------   ------   --------  ---------  ---------    --------  ------   -------  ---------
SEMICONDUCTOR - 0.1%
Charter Communications
Holdings, LLC/ Charter
Communications Holdings
Capital Corp.,
8.25%, 4/1/07                     -                  3,125                 3,125                           2,797              2,797
                                                                                  --------------------------------------------------
                                                                                        0            0     2,797       0      2,797
                                                                                  --------------------------------------------------

TELEPHONE /
TELECOMMUNICATIONS - 1.1%
Global Crossing Holding
Limited, 9.13%,
11/15/06                          -                  4,125                 4,125                           3,939              3,939
MCI Worldcom, Inc.,
7.55%, 4/1/04                     -          7,000                         7,000                 7,058                        7,058
McLeodUSA Inc., 9.25%,
7/15/07                           -                  3,000                 3,000                           2,790              2,790
Qwest Capital Funding
Inc., 6.88%, 7/15/28              -                    700                   700                             615                615
Sprint Capital Corp.,
5.88%, 5/1/04                     -                 10,000                10,000                           9,518              9,518
U.S. West Capital
Funding, Inc., 6.25%,
7/15/05                       5,575                                        5,575    5,328                                     5,328
Williams Communications
Group, 10.70%, 10/1/07            -                  2,000                 2,000                           1,720              1,720
WorldCom, Inc., 6.40%,
8/15/05                           -                    500                   500                             482                482
XO Communications Inc.,
9.63%, 10/1/07                    -                  1,000                 1,000                             835                835
                                                                                  --------------------------------------------------
                                                                                    5,328        7,058    19,899       0     32,285
                                                                                  --------------------------------------------------

TRUCKING & SHIPPING &
AIR FREIGHT - 0.2%
Atlantic Express,
10.75%, 2/1/04                    -                  1,900                 1,900                           1,634              1,634
FedEx Corp., Series
1999-1, Class C, 8.25%,
1/15/19                           -                  4,682                 4,682                           4,729              4,729
                                                                                  -------------------------------------------------
                                                                                        0            0     6,363       0      6,363
                                                                                  --------------------------------------------------

                                                                                  --------------------------------------------------
TOTAL CORPORATE BONDS &
NOTES -                                                                           141,605      122,337   206,408       0    470,350
                                                                                  --------------------------------------------------

PREFERRED STOCKS - 0.1%
-----------------------
ENTERTAINMENT - 0.1%
--------------------
AT&T Corp., 10.00%,
5/31/45                           -                    150                   150                           3,797              3,797

                                                                                  --------------------------------------------------
TOTAL PREFERRED STOCKS -                                                                0            0     3,797       0      3,797
                                                                                  --------------------------------------------------


FOREIGN CORPORATE BONDS
- 3.9%

BANKS - 0.1%
Barclays Bank Plc, 144A,
8.55%, 9/29/49                    -                  4,000                 4,000                           4,027              4,027
                                                                                  --------------------------------------------------
                                                                                        0            0     4,027       0      4,027
                                                                                  --------------------------------------------------

ELECTRICAL EQUIPMENT -
0.1%
 Legrand S.A., 8.50%,
2/15/25                           -                  1,785                 1,785                           1,864              1,864
                                                                                  --------------------------------------------------
                                                                                        0            0     1,864       0      1,864
                                                                                  --------------------------------------------------

ELECTRICAL UTILITY /
UTILITIES - 0.4%
Israel Electric Corp.,
7.75%, 12/15/27               5,500                                        5,500    4,676                                     4,676
Israel Electronic Corp.,
MTN, 144A, 8.25%,
10/15/09                          -          6,000                         6,000                 5,739                        5,739
                                                                                  --------------------------------------------------

                                                                                    4,676        5,739         -       -     10,415
                                                                                  --------------------------------------------------

FINANCIAL SERVICES - 0.3%
HSBC Capital Funding LP,
144A, 10.18%, 12/29/49,
resets quarterly off the
3-month
LIBOR plus 4.98%
with no caps                      -                  7,220                 7,220                           7,901              7,901
Montell Finance Co.
B.V., 144A, 8.10%,
3/15/27                           -                  2,250                 2,250                           2,023              2,023
                                                                                  --------------------------------------------------
                                                                                        0            0     9,924       0      9,924
                                                                                  --------------------------------------------------

INFORMATION SERVICES -
0.3%
Marconi Corporation Plc,
8.38%, 9/15/30                    -                  8,760                 8,760                           8,354              8,354
                                                                                  --------------------------------------------------
                                                                                        0            0     8,354       0      8,354
                                                                                  --------------------------------------------------

TELEPHONE /
TELECOMMUNICATIONS - 1.5%
Deutsche Telekom
International Finance,
8.25%, 6/15/30                    -                 10,000                10,000                          10,205             10,205
Metronet Communications
Corp., 144A, SUB, 0.00%,
6/15/03                           -          4,000                         4,000                 3,201                        3,201
Microcell
Telecommunications Inc.,
Series B, 11.99%,
6/1/06(y)                         -                    300                   300                             288                288
Telefonica Europe B.V.,
8.25%, 9/15/30                    -                 12,150                12,150                          12,441             12,441
Telefonica Europe BV,
7.75%, 9/15/10                    -          6,000                         6,000                 6,024                        6,024
Vodafone AirTouch PLC,
144A, 7.63%, 2/15/05          5,800          5,200                        11,000    5,884        5,275                       11,159
                                                                                  --------------------------------------------------
                                                                                    5,884       14,500    22,935       0     43,319
                                                                                  --------------------------------------------------
MOTOR VEHICLES & PARTS /
AUTOMOTIVE - 0.2%
Daimler Chrysler NA
Holding Corp., 8.00%,
6/15/10                           -          5,600                         5,600                 5,689                        5,689
                                                                                  --------------------------------------------------
                                                                                        0        5,689         0       0      5,689
                                                                                  --------------------------------------------------

OIL SERVICES - 1.0%
PEMEX Finance Limited,
9.14%, 8/15/04                7,040                                        7,040    7,201                                     7,201
PEMEX Finance LTD, 144A,
9.03%, 2/15/11                    -          2,560                         2,560                 2,678                        2,678
Repsol International
Finance BV, 7.45%,
7/15/05                       7,900          6,885                        14,785    7,940        6,920                       14,860
YPF Sociedad Anonima,
7.25%, 3/15/03                6,525                                        6,525    6,375                                     6,375
                                                                                  --------------------------------------------------
                                                                                   21,516        9,598         0       0     31,114
                                                                                  --------------------------------------------------

                                                                                  --------------------------------------------------
TOTAL FOREIGN CORPORATE
BONDS -                                                                            32,076       35,526    47,104       0    114,706
                                                                                  --------------------------------------------------

                   See Notes to Pro Forma Financial Statements

                                                    U.S.                PRO                              U.S.                PRO
                            JPMORGAN      INTER-    FIXED      PRO     THE U.S.    JPMORGAN    INTER-    FIXED     PRO      THE U.S.
                              BOND        MEDIATE   INCOME    FORMA    COMBINED      BOND      MEDIATE   INCOME   FORMA     COMBINED
                              FUND         BOND     PORT-     ADJUST-  JPMORGAN      FUND       BOND     PORT-    ADJUST-   JPMORGAN
                              II(1)       FUND(2)   FOLIO     MENTS    BOND FUND     II(1)     FUND(2)   FOLIO    MENTS    BOND FUND
                           ---------     --------   ------   --------  ---------  ---------    --------  ------   -------  ---------
MORTGAGE PASS THRU -
25.0%

FHLMC, 12.50%, 8/1/14             -                      1                     1                               1                  1
FHLMC, 6.00%, 3/1/11 to
4/1/11                            -                  1,033                 1,033                           1,001              1,001
FNMA, 6.00%, 12/1/28 to
2/1/29                            -                 58,466                58,466                          54,836             54,836
FNMA, 6.50%, 1/1/28 to
9/1/29                            -                 11,407                11,407                          10,966             10,966
FNMA, 7.00%, 7/1/28 to
10/1/29                           -                  3,179                 3,179                           3,115              3,115
FNMA, 7.50%, 5/1/30               -                    167                   167                             167                167
FNMA, 8.00%, 8/1/22 to
6/1/27                            -                  1,899                 1,899                           1,924              1,924
FNMA, 7.00%, 5/1/28              85                                           85       83                                        83
FNMA, 6.50%, 11/1/28         12,075                                       12,075   11,610                                    11,610
FNMA, 6.00%, 3/1/29          11,027                                       11,027   10,341                                    10,341
FNMA, 6.00%, 5/1/14           2,146                                        2,146    2,066                                     2,066
FNMA, 6.50%, 9/1/29           3,442                                        3,442    3,308                                     3,308
FNMA, 7.00%, 4/1/30              37                                           37       37                                        37
FNMA, 7.00%, 3/1/29          23,754                                       23,754   23,279                                    23,279
FNMA, 7.50%, 4/1/29          21,319                                       21,319   21,332                                    21,332
FNMA, 7.50%, 3/1/29           4,321                                        4,321    4,324                                     4,324
FNMA, 6.00%, 1/1/29           3,452                                        3,452    3,237                                     3,237
FNMA, 6.50%, 3/1/29           8,855                                        8,855    8,509                                     8,509
FNMA, 6.00%, 3/1/29          10,555                                       10,555    9,899                                     9,899
FNMA, 6.50%, 4/1/29          11,362                                       11,362   10,918                                    10,918
FNMA, 7.00%, 9/1/29              47                                           47       46                                        46
FNMA, 7.00%, 2/1/30           1,682                                        1,682    1,648                                     1,648
FNMA, 7.00%, 3/1/30             499                                          499      488                                       488
FNMA, 8.00%, 3/1/30           8,574                                        8,574    8,678                                     8,678
FNMA, 6.00%, 11/1/14         21,666                                       21,666   20,853                                    20,853
FNMA, 7.50%, 6/1/15          12,522                                       12,522   12,608                                    12,608
FNMA, 7.50%, 7/1/30           5,710                                        5,710    5,701                                     5,701
FNMA, 7.00%, 7/1/30              99                                           99       97                                        97
FNMA, TBA, 6.50%, 11/1/30         -                  8,010                 8,010                           7,697              7,697
FNMA, TBA, 7.00%, 11/1/15         -                 71,310                71,310                          70,864             70,864
FNMA, TBA, 7.00%, 9/1/29          -                107,234               107,234                         105,056            105,056
FNMA, TBA, 7.50%, 12/1/30         -                157,605               157,605                         157,211            157,211
FNMA, 6.50, 6/1/29                -          7,848                         7,848                 7,541                        7,541
FNMA, 6.50, 9/1/14                -          1,981                         1,981                 1,940                        1,940
FNMA, 7.50%, 7/1/30               -          7,430                         7,430                 7,419                        7,419
FNMA, 7.50%, 8/1/15               -          1,968                         1,968                 1,982                        1,982
GNMA, 6.50%, 6/15/28 to
12/15/28                          -                 51,325                51,325                          49,554             49,554
GNMA, 7.00%, 12/15/08             -                    194                   194                             195                195
GNMA, 7.50%, 1/15/27 to
2/15/27                           -                  8,480                 8,480                           8,516              8,516
GNMA, 8.50%, 5/15/27              -                    218                   218                             224                224
GNMA, 9.00%, 12/15/19             -                     63                    63                              66                 66
GNMA, 6.50%, 5/15/29         14,475                                       14,475   13,973                                    13,973
GNMA, 7.00%, 8/15/29         12,250                                       12,250   12,074                                    12,074
GNMA, 7.50%, 9/15/29          8,542                                        8,542    8,571                                     8,571
GNMA, 8.00%, 3/15/30          9,973                                        9,973   10,138                                    10,138
GNMA, 8.00%, 7/15/30         11,530                                       11,530   11,721                                    11,721
GNMA, TBA, 7.00%, 11/1/30         -                 28,460                28,460                          28,051             28,051

                                                                                  --------------------------------------------------
TOTAL MORTGAGE PASS THRU -                                                        215,539       18,882   499,445          0 733,866
                                                                                  --------------------------------------------------


PRIVATE PLACEMENTS - 0.6%

CO-OP APARTMENTS - 0.6%
180 East End Avenue Note,
secured by first mortgage
and agreement on co-op
apartment building
in New York
City,6.88%, 1/1/29(f)             -              -   4,415                 4,415                           4,176              4,176
200 East 57th Street,
secured by first
mortgage and agreement
on co-op apartment
building
in New York City,
6.50%, 1/1/14(f)                 -              -  10,900                10,900                          10,110             10,110
81 Irving Place Note,
secured by first
mortgage and agreement
on co-op apartment
building
in New York City,
6.95%, 1/1/29(f)                  -              -   3,239                 3,239                           3,071              3,071
                                  -              -
                                                                                  --------------------------------------------------
TOTAL PRIVATE PLACEMENTS                                                                0            0    17,357          0  17,357
                                                                                  --------------------------------------------------

SOVEREIGN GOVERNMENTS &
AGENCIES - 1.0%

Bancomext Trust
Division, 11.25%, 5/30/06     1,800                                        1,800    1,944                                     1,944
Korea Development Bank,
6.50%, 11/15/02               6,722                                        6,722    6,541                                     6,541
Province of Quebec,
6.50%, 1/17/06                                       4,700                 4,700                           4,610              4,610
Quebec Province, 7.50%,
9/15/29                       7,900          4,200                        12,100    8,011        4,259                       12,270
United Mexican States,
9.88%, 2/1/10                 4,200                                        4,200    4,358                                    4,358
                                                                                  --------------------------------------------------
TOTAL SOVEREIGN
GOVERNMENTS AND AGENCIES
-                                                                                  20,854        4,259     4,610          0  29,723
                                                                                  --------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES - 8.3%

FHLB, 7.25%, 5/13/05         15,000                                       15,000   15,403                                    15,403
FHLB, 7.63%, 5/15/07         15,000                                       15,000   15,804                                    15,804
FHLB, 4.88%, 1/22/02              -          8,000                         8,000                 7,849                        7,849
FHLMC, 6.88%, 9/15/10(s)          -                 61,175                61,175                          61,959             61,959
FHLMC, 5.00%, 1/15/04             -          8,000                         8,000                 7,654                        7,654


                   See Notes to Pro Forma Financial Statements

                                                    U.S.                PRO                              U.S.                PRO
                            JPMORGAN      INTER-    FIXED      PRO     THE U.S.    JPMORGAN    INTER-    FIXED     PRO      THE U.S.
                              BOND        MEDIATE   INCOME    FORMA    COMBINED      BOND      MEDIATE   INCOME   FORMA     COMBINED
                              FUND         BOND     PORT-     ADJUST-  JPMORGAN      FUND       BOND     PORT-    ADJUST-   JPMORGAN
                              II(1)       FUND(2)   FOLIO     MENTS    BOND FUND     II(1)     FUND(2)   FOLIO    MENTS    BOND FUND
                           ---------     --------   ------   --------  ---------  ---------    --------  ------   -------  ---------
FHLMC,5.13%, 10/15/08             -          3,500                         3,500                 3,165                        3,165
FNMA, 7.00%, 7/15/05(s)           -                 59,297                59,297                          60,418             60,418
FNMA, 7.13%, 6/15/10(s)           -                 29,271                29,271                          30,154             30,154
FNMA, 7.25%, 1/15/10          5,000                                        5,000    5,183                                     5,183
FNMA, 5.13%, 2/13/04              -          9,800                         9,800                 9,405                        9,405
FNMA,5.75%, 4/15/03               -          7,500                         7,500                 7,383                        7,383
FNMA, 5.88%, 4/23/04              -          3,500                         3,500                 3,392                        3,392
FNMA, 6.00%, 5/15/08              -          7,000                         7,000                 6,723                        6,723
FNMA, 6.63%, 9/15/09              -         10,000                        10,000                 9,941                        9,941

                                                                                  --------------------------------------------------
TOTAL U. S. GOVERNMENT
AGENCY SECURITIES -                                                                36,390       55,512   152,531          0 244,433
                                                                                  --------------------------------------------------

U.S. TREASURY SECURITIES
- 14.3%

U.S. Treasury Bonds,
5.25%, 2/15/29                    -                  7,005                 7,005                           6,376              6,376
U.S. Treasury Bonds,
6.75%, 8/15/26                    -                 40,743                40,743                          44,856             44,856
U.S. Treasury Bonds,
8.00%, 11/15/21                   -                  4,150                 4,150                           5,129              5,129
U.S. Treasury Bonds,
8.88%, 2/15/19                    -                 70,195                70,195                          92,252             92,252
U.S. Treasury Notes &
Bonds, 8.13%, 8/15/19        44,000                                       44,000   54,368                                    54,368
U.S. Treasury Notes,
5.75%, 8/15/10(s)                 -                 50,965                50,965                          50,917             50,917
U.S. Treasury Notes,
6.75%, 5/15/05(s)            24,000                    330                24,330   24,881                    342             25,223
U.S. Treasury Notes,
6.88%, 5/15/06(s)                 -                 14,950                14,950                          15,665             15,665
U.S. Treasury STRIPS,
PO, 6.47%, 11/15/15               -                 38,155                38,155                          15,604             15,604
U.S. Treasury Notes &
Bonds, 5.25%, 2/15/29             -          1,500                         1,500                 1,365                        1,365
U.S. Treasury Notes &
Bonds, 5.88%, 11/15/05            -         23,000                        23,000                23,079                       23,079
U.S. Treasury Notes &
Bonds, 6.13%, 8/15/29             -          6,000                         6,000                 6,214                        6,214
U.S. Treasury Notes &
Bonds, 6.25%, 8/31/02             -          9,000                         9,000                 9,035                        9,035
U.S. Treasury Notes &
Bonds, 6.5%, 5/31/02              -         11,000                        11,000                11,065                       11,065
U.S. Treasury Notes &
Bonds, 6.5%, 8/15/05              -         25,290                        25,290                25,990                       25,990
U.S. Treasury Notes &
Bonds, 8.13%, 8/15/19             -         26,000                        26,000                32,126                       32,126
                                                                                  --------------------------------------------------
TOTAL U.S. TREASURY
SECURITIES -                                                                       79,249      108,874   231,140          0 419,263
                                                                                  --------------------------------------------------



SHORT-TERM INVESTMENTS -
14.2%

COMMERCIAL PAPER - 2.7%
Morgan Stanley, 6.58%,
11/1/00(s)                        -                 50,000                50,000                          49,991             49,991
Salomon Smith Barney
6.60%, 11/1/00(s)                 -                 30,719                30,719                          30,713             30,713

                                                                                  --------------------------------------------------
                                                                                        0            0    80,704             80,704
                                                                                  --------------------------------------------------

INVESTMENT COMPANIES -
10.9%
J.P. Morgan
Institutional Prime
Money Market Fund(s)*             -                320,834    (499)(a)   320,335                         320,834 (499)(a)   320,335
                                                                                  --------------------------------------------------
                                                                                        0            0   320,834    (499)   320,335
                                                                                  --------------------------------------------------

U.S. TREASURY SECURITIES
- 0.2%
U.S. Treasury Notes,
5.63%, 11/30/00(s)                -                  2,700                 2,700                           2,699              2,699
U.S. Treasury Bill,
6.18%, 12/7/00                2,000                                        2,000    1,988                                     1,988
                                                                                  --------------------------------------------------
                                                                                    1,988            0     2,699       0      4,687
                                                                                  --------------------------------------------------



REPURCHASE AGREEMENTS -
0.4%
Greenwich Capital
Markets, Inc., 6.55%,
due 11/01/00, (dated
10/31/00, proceeds
$4,731, secured by FNMA,
$4,805, 6.75%, due
6/18/21; value $4,829)        4,730                                        4,730    4,730                                      4,730
Greenwich Capital
Markets, Inc., 6.55%,
due 11/01/00, (dated
10/31/00, proceeds
$6,706, secured by FNMA,
$6,805, 6.75%, due
6/18/21; value $6,840)            -          6,705                         6,705                 6,705                        6,705
                                                                                  --------------------------------------------------
                                                                                    4,730        6,705         0             11,435
                                                                                  --------------------------------------------------
TOTAL INVESTMENT
SECURITIES -  (COST
$2,939,739)                                                                       582,001      383,324 1,972,306    (499) 2,937,132


                   See Notes to Pro Forma Financial Statements

FUTURES CONTRACTS


                                      UNDERLYING
                                         FACE
                           EXPIRATION  AMOUNT AT
PURCHASED                    DATE       VALUE         NUMBER OF CONTRACTS            NET UNREALIZED APPRECIATION (DEPRECIATION)
---------                  ----------  ----------     -------------------            ------------------------------------------
U.S. Two-Year              December
Treasury Note              2000       $ 84,052,500                 420       420                        (160,122)          (160,122)
U.S. Five-Year             December
Treasury Note              2000         35,613,039     700         353     1,053      130                334,510            334,640
                                                                                  -------------------------------------------------
                                                                                      130            -   174,388     -      174,518
                                                                                  -------------------------------------------------


SOLD
----
U.S. Ten-Year             December
Treasury Note             2000         112,343,985     600       1,115     1,715     (427)              (746,864)          (747,291)
U.S. Five-Year            December
Treasury Note             2000          13,279,219                 133       133                          25,956             25,956
                                                                                  -------------------------------------------------
                                                                                     (427)           -  (720,908)    -     (721,335)
                                                                                  -------------------------------------------------



FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect at October 31, 2000.
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
PO - Principal only
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ - Sequential Payor
STRIPS - Separate Trading of Registered Interest and Principal of Securities. SUB - Step-up Bond. The maturity date shown is the earlier of the call date of maturity date; the reate shown is the rate in ecfect at October 31, 2000.
TBA -Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
144A - Securities restricted for resale to Qualified Institutional Buyers
(a) Reflects the redemption of short-term securities of the J.P. Morgan U.S. Fixed Income - Advisor Series
(d) Defaulted security
(f) Illiquid and fair valued security. Approximately $17,356,656 or 0.9% of the market value of the securities have been valued at fair value.
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y)  Yield to maturity
(z)  Category is less than 0.05% of total investment securities.
 * Money Market Mutual Fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
 + Non-income producing security (1) Subsequently renamed JPMorgan Bond
Fund II
(1) Formerly Chase Vista Select Bond Fund
(2) Formerly Chase Vista Select Intermediate Bond Fund

                   See Notes to Pro Forma Financial Statements

                         PRO FORMA FINANCIAL STATEMENTS

            JPMORGAN BOND FUND II(1) / THE U.S. FIXED INCOME PORTFOLIO
                OCTOBER 31, 2000 COMBINING PORTFOLIO OF INVESTMENTS
                       (UNAUDITED) (AMOUNTS IN THOUSANDS)

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------

                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
ASSET-BACKED SECURITIES - 6.4%

FINANCIAL SERVICES - 6.4%
Citibank Credit Card Master
Trust I,Series 1998-9, Class A,
5.30%, 1/9/06                           -    10,000            -           10,000            -     9,609            -         9,609
Conseco Finance Securitizations
Corp., Series 2000-5, Class A3
SEQ, 7.21%, 2/1/32                      -    15,000            -           15,000            -    15,000            -        15,000
Daimler Chrysler Auto Trust,
Series 2000 C, Class A2 SEQ,
6.81%, 7/6/03                           -     6,600            -            6,600            -     6,606            -         6,606
Daimler-Benz Vehicle Trust,
Series 1998 A, Class A4 SEQ,
5.22%, 12/22/03                         -    21,000            -           21,000            -    20,626            -        20,626
Discover Card Master Trust I,
Series 1998-4, Class A, 5.75%,
10/16/03                                -    12,000            -           12,000            -    11,925            -        11,925
First USA Credit Card Master
Trust, Series1999-1, Class C,
6.42%, 10/19/06                         -     5,000            -            5,000            -     4,847            -         4,847
Ford Credit Auto Owner Trust,
Series 1998 C, Class D, 7.70%,
1/15/04                                 -     5,000            -            5,000            -     5,013            -         5,013
Ford Credit Auto Owner Trust,
Series 1999A, Class D, 8.00%,
6/15/04                                 -     5,000            -            5,000            -     5,036            -         5,036
Ford Credit Auto Owner Trust,
Series 2000 D, Class A2 SEQ,
7.06%, 4/15/03                          -    11,000            -           11,000            -    11,014            -        11,014
Green Tree Financial
Corporation, Series 1999-5,
Class B1, 9.20%, 4/1/31                 -    10,000            -           10,000            -     9,438            -         9,438
Green Tree Financial
Corporation,Series 1993-3,
Class B, 6.85%, 10/15/18                -    15,486            -           15,486            -    13,168            -        13,168
MBNA Master Credit Card Trust,
Ser1999-M, Class B, 6.8%,
4/16/07                             8,300         -            -            8,300        8,270         -            -         8,270
MBNA Master Credit Card Trust,
Ser1999-J, Class A, 7%, 2/15/12    10,345         -            -           10,345       10,390         -            -        10,390
Nomura CBO LTD, Ser. 1997-1,
Class A2, FRN, 144A, 6.67%,
5/15/09                             6,500         -            -            6,500        5,929         -            -         5,929
Residential Funding Mortgage
Securities II, Ser. 2000-HI1,
Class AI4, 7.79%, 1/25/14           7,500         -            -            7,500        7,603         -            -         7,603
Sears Credit Account Master
Trust, Series 1999-2, Class A,
6.35%, 2/16/07                          -    19,855            -           19,855            -    19,712            -        19,712
                                                                                                                    -
                                                                                    ------------------------------------------------
TOTAL ASSET-BACKED SECURITIES -                                                         32,192   131,994            -       164,186
                                                                                    ------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.7%

FINANCIAL SERVICES - 10.7%
Chase Commercial Mortgage
Securities Corp., Series
1998-2, Class A2 SEQ, 6.39%,
11/18/08                                -    26,550                        26,550                 25,500                     25,500
Chase Manhattan Bank-First
Union National Bank, Series
1999-1, Class A2 SEQ, 7.44%,
7/15/09                                 -    20,000                        20,000                 20,363                     20,363
COMM, Series 2000 FL2A, Class
H-NW, Floater, 7.97%, 11/15/00,
resets monthly off the 1-month          -     4,900                         4,900                  4,900                      4,900
LIBOR plus 1.35% with no
caps
Commercial Mortgage Acceptance
Corp., Series 1998-C2, Class D,
6.75%, 11/15/09                         -    10,000                        10,000                  9,400                      9,400
DLJ Commercial Mortgage
Corporation, Series 2000-CF1,
Class A1B SEQ, 7.62%, 5/10/10           -    42,660                        42,660                 43,673                     43,673
FHLMC, Series 1980, Class C
SEQ, 6.85%, 10/15/21                    -       530                           530                    528                        528
First Nationwide Trust, Series
1999-4, Class 3PA1 SEQ, 6.50%,
10/19/29                                -    28,873                        28,873                 27,123                     27,123
First Union Commercial Mortgage
Trust, Series 1999-C1, Class A2
SEQ, 6.07%, 10/15/08                    -    20,000                        20,000                 18,813                     18,813
GMAC Commercial Mortgage
Securities Inc., Series
1997-C1, Class A3 SEQ, 6.87%,
8/15/07                                 -     8,895                         8,895                  8,787                      8,787
GS Mortgage, Series 2000 F,
Floater, 8.37%, 11/15/00                -     5,000                         5,000                  5,000                      5,000
Heller Financial Commercial
Mortgage Asset, Series
1999-PH1, Class A2 SEQ, 6.85%,
5/15/31                                 -     6,950                         6,950                  6,829                      6,829
LB-UBS Commerical Mortgage
Trust, Series 2000-C3, Class A2
SEQ, 7.95%, 1/15/10                     -    42,943                        42,943                 44,594                     44,594
Morgan Stanley Capital I,
Series 1998-XL2, Class A2 SEQ,
6.17%, 10/3/08                          -     7,830                         7,830                  7,393                      7,393
Mortgage Capital Funding, Inc.,
Series 1998-MC2, Class A2 SEQ,
6.42%, 5/18/08                          -    30,000                        30,000                 28,800                     28,800
PNC Mortgage Acceptance Corp.,
Series 2000-C1, Class A2 SEQ,
7.61%, 2/15/10                          -    12,500                        12,500                 12,828                     12,828
PNC Mortgage Acceptance Corp.,
Series 2000-C2, Class A2 SEQ,
7.30%, 9/12/10                          -     6,245                         6,245                  6,269                      6,269
SACO I Inc. Series 1997-2,
Class 1A5 SEQ, 7.00%, 8/25/36           -     2,253                         2,253                  2,084                      2,084
Vendee Mortgage Trust, Series
1997-1, Class 2C SEQ, 7.50%,
9/15/17                                 -       802                           802                    801                        801


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------

                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
                                                                                    ------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS -                                                                                -   273,684            -       273,684
                                                                                    ------------------------------------------------

COMMERCIAL MORTGAGE BACKED
SECURITIES - 0.7%

Bear Stearns Commercial
Mortgage Securities,
Ser-2000-WF2, Class A1, 7.11%,
9/15/09                             7,900                                   7,900        7,937                                7,937
Bear Stearns Commercial
Mortgage Securities,
Ser-2000-WF2, Class A2, 7.32%,
8/15/10                             6,300                                   6,300        6,343                                6,343
LB-UBS Commercial Mortgage
Trust, Ser. 2000-C4, Class A1,
7.18%, 9/15/09                      3,088                                   3,088        3,098                                3,098

                                                                                    ------------------------------------------------
TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES -                                                                     17,378         -            -        17,378
                                                                                    ------------------------------------------------

CORPORATE BONDS & NOTES - 13.6%

BANKS - 2.4%
Bank of America Corp., 7.80%,
2/15/10                             7,700                                   7,700        7,820                                7,820
Bank One Capital III, 8.75%,
9/1/30                                  -     2,010                         2,010                  1,955                      1,955
Bank One Corp., 7.88%, 8/1/10       5,800                                   5,800        5,824                                5,824
Capital One Bank, 8.25%, 6/15/05        -     8,500                         8,500                  8,546                      8,546
First Union National Bank,
7.80%, 8/18/10                          -     9,975                         9,975                  9,940                      9,940
J.P. Morgan & Co., Inc., MTN,
6.00%, 1/15/09                      7,900                                   7,900        7,229                                7,229
Keystone Financial Mid-Atlantic
Funding Corp., MTN, 7.30%,
5/15/04                             4,850                                   4,850        4,851                                4,851
Manufacturers & Traders Trust
Co., 8.00%, 10/1/10                 6,415                                   6,415        6,345                                6,345
MBNA America Bank, N.A., 7.75%,
9/15/05                             7,060                                   7,060        6,984                                6,984
                                                                                    ------------------------------------------------
                                                                                        39,053    20,440            -        59,493
                                                                                    ------------------------------------------------

CHEMICALS - 0.2%
Cytec Industries, Inc., 6.85%,
5/11/05                                 -     1,000                         1,000                    931                        931
Rohm & Haas Co., 7.85%, 7/15/29         -     5,110                         5,110                  4,986                      4,986
                                                                                    ------------------------------------------------
                                                                                             -     5,917            -         5,917
                                                                                    ------------------------------------------------

DEFENSE/AEROSPACE - 0.6%
Lockheed Martin Corp., 8.20%,
12/1/09                                 -     8,530                         8,530                  8,879                      8,879
Raytheon Co., 144A, 7.90%,
3/1/03                              6,700                                   6,700        6,802                                6,802
                                                                                    ------------------------------------------------
                                                                                         6,802     8,879            -        15,681
                                                                                    ------------------------------------------------

ELECTRICAL UTILITY / UTILITIES
- 0.7%
Cilcorp Inc., 8.70%, 10/15/09       6,000                                   6,000        6,185                                6,185
Cogentrix Energy Inc., 8.75%,
10/15/08                                -       506                           506                    507                        507
Dominion Resources Inc., Series
2010-A, 8.13%, 6/15/10                  -     4,025                         4,025                  4,150                      4,150
Dominion Resources Inc./VA,
Series 2000 B, 7.63%, 7/15/05           -     7,940                         7,940                  8,027                      8,027
                                                                                    ------------------------------------------------
                                                                                         6,185    12,685            -        18,870
                                                                                    ------------------------------------------------

ENERGY RESERVES & PRODUCTION -
(Z)
Lasmo (USA) Inc., 6.75%,
12/15/07                                -       500                           500                    477                        477
                                                                                    ------------------------------------------------
                                                                                             -       477            -           477
                                                                                    ------------------------------------------------

FINANCIAL SERVICES - 3.3%
500 Grant St. Association,
144A, Series 1999 A, 6.46%,
12/1/08                                 -     5,493                         5,493                  5,257                      5,257
CIT Group, Inc., 7.63%, 8/16/05     9,125                                   9,125        9,116                                9,116
CitiFinancial, 8.70%, 6/15/10           -     3,400                         3,400                  3,681                      3,681
Comdisco Inc., 9.50%, 8/15/03           -     4,205                         4,205                  3,154                      3,154
Comdisco, Inc., 6.38%, 11/30/01         -     3,490                         3,490                  2,928                      2,928
ERAC USA Finance Co., 144A,
6.38%, 5/15/03                          -     5,000                         5,000                  4,795                      4,795
Ford Motor Credit Co., 7.25%,
1/15/03                                 -       135                           135                    135                        135
Ford Motor Credit Co., 7.38%,
10/28/09                                -     1,010                         1,010                    981                        981
Heller Financial, Inc., 8.00%,
6/15/05                             7,100                                   7,100        7,200                                7,200
Household Finance Corp., 8.00%,
5/9/05                                  -     6,500                         6,500                  6,647                      6,647
Keycorp Institutional Capital,
Series 1996 B, 8.25%, 12/15/26          -     2,200                         2,200                  2,001                      2,001
McKesson Financial of Canada,
144A, 6.55%, 11/1/02                    -     4,475                         4,475                  4,292                      4,292


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
Newcourt Credit Group Inc.,
6.88%, 2/16/05                          -     6,000                         6,000                  5,796                      5,796
NGC Corp. Capital Trust, Series
1997 B, 8.32%, 6/1/27                   -     8,835                         8,835                  7,776                      7,776
Oil Purchase Company, 144A,
7.10%, 4/30/02                          -     1,835                         1,835                  1,752                      1,752
Provident Financing Trust I,
7.41%, 3/15/38                          -     1,765                         1,765                  1,304                      1,304
Washington Mutual Financial
Corp., 8.25%, 6/15/05                   -    17,500                        17,500                 18,059                     18,059
                                                                                    ------------------------------------------------
                                                                                        16,316    68,557            -        84,873
                                                                                    ------------------------------------------------

FOOD & BEVERAGE - 0.1%
Smithfield Foods Inc., 7.63%,
2/15/08                                 -     1,410                         1,410                  1,280                      1,280
                                                                                    ------------------------------------------------
                                                                                             -     1,280            -         1,280
                                                                                    ------------------------------------------------

FOREST PRODUCTS & PAPER - 0.2%
Champion International Corp.,
7.10%, 9/1/05                           -     5,000                         5,000                  4,899                      4,899
                                                                                    ------------------------------------------------
                                                                                             -     4,899            -         4,899
                                                                                    ------------------------------------------------

GAS & WATER UTILITIES - 0.2%
United Utilities Plc, 6.88%,
8/15/28                                 -     6,970                         6,970                  5,544                      5,544
                                                                                    ------------------------------------------------
                                                                                             -     5,544            -         5,544
                                                                                    ------------------------------------------------

INSURANCE - 0.5%
Conseco, Inc., 8.50%, 10/15/02      9,270                                   9,270        7,230                                7,230
GE Global Insurance Holding
Corp., 7.75%, 6/15/30               5,800                                   5,800        5,847                                5,847
                                                                                    ------------------------------------------------
                                                                                        13,077         -            -        13,077
                                                                                    ------------------------------------------------

MANUFACTURING - 0.3%
Louisiana-Pacific Corp., 8.88%,
8/15/10                             7,900                                   7,900        7,829                                7,829
                                                                                    ------------------------------------------------
                                                                                         7,829         -            -         7,829
                                                                                    ------------------------------------------------

MEDIA - 1.1%
Adelphia Communications Corp.,
9.38%, 11/15/09                         -     3,125                         3,125                  2,664                      2,664
Clear Channel Communications,
7.88%, 6/15/05                      5,350     5,540                        10,890        5,392     5,583                     10,975
Fox Sports Networks LLC, 8.88%,
8/15/07                                 -     2,500                         2,500                  2,513                      2,513
Lamar Media Corp., 8.63%,
9/15/07                                 -     1,900                         1,900                  1,853                      1,853
Time Warner Entertainment Co.
LP, 8.38%, 3/15/23                  8,705                                   8,705        9,125                                9,125
                                                                                    ------------------------------------------------
                                                                                        14,517    12,612            -        27,129
                                                                                    ------------------------------------------------

MEDICAL PROVIDERS & SERVICES -
(Z)
Mariner Post-Acute Network
Inc., Series B, 9.50%,
4/1/06(d)+                              -     2,000                         2,000                     10                         10
                                                                                    ------------------------------------------------
                                                                                             -        10            -            10
                                                                                    ------------------------------------------------

MOTOR VEHICLES & PARTS /
AUTOMOTIVE - 0.3%
DaimlerChrysler NA Holding
Corp., 6.90%, 9/1/04                    -     2,500                         2,500                  2,467                      2,467
GMAC, 7.50%, 7/15/05                5,800                                   5,800        5,851                                5,851
                                                                                    ------------------------------------------------
                                                                                         5,851     2,467            -         8,318
                                                                                    ------------------------------------------------

MULTI-INDUSTRY - 0.2%
Cendant Corporation, 7.75%,
12/1/03                                 -     5,000                         5,000                  4,893                      4,893
                                                                                    ------------------------------------------------
                                                                                             -     4,893            -         4,893
                                                                                    ------------------------------------------------

OIL SERVICES - 1.3%
Enron Corp., 144A, 7.11%,
12/12/00, resets quarterly off
the 3-month LIBOR                       -    15,000                        15,000                 14,993                     14,993
    plus 0.45% with no caps
Express Pipeline LP, 144A,
Series 1998 B, 7.39%, 12/31/17          -     1,497                         1,497                  1,278                      1,278
Phillips Petroleum Co., 8.75%,
5/25/10                                 -     4,000                         4,000                  4,363                      4,363
Valero Energy Corp., 8.38%,
6/15/05                             6,000                                   6,000        6,221                                6,221
Valero Energy Corp., 8.75%,
6/15/30                             5,600                                   5,600        5,894                                5,894
Williams Cos. Inc., 6.20%,
8/1/02                                  -       350                           350                    344                        344
                                                                                    ------------------------------------------------
                                                                                        12,115    20,978            -        33,093
                                                                                    ------------------------------------------------

PACKAGING - 0.1%


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
Tenneco Packaging, Inc., 8.00%,
4/15/07                             3,775                                   3,775        3,759                                3,759
                                                                                    ------------------------------------------------
                                                                                         3,759         -            -         3,759
                                                                                    ------------------------------------------------

PIPELINES - 0.4%
Duke Energy Field Services LLC,
7.88%, 8/16/10                      5,750                                   5,750        5,860                                5,860
El Paso Energy Corp., 6.75%,
5/15/09                             5,170                                   5,170        4,913                                4,913
                                                                                    ------------------------------------------------
                                                                                        10,773         -            -        10,773
                                                                                    ------------------------------------------------

RAILROADS - 0.3%
Burlington Northern Railroad
Co., 7.33%, 6/23/10                     -     1,601                         1,601                  1,605                      1,605
Canadian National Railway Co.,
7.00%, 3/15/04                          -     5,350                         5,350                  5,287                      5,287
                                                                                    ------------------------------------------------
                                                                                             -     6,892            -         6,892
                                                                                    ------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -
(Z)
Felcor Lodging LP, 144A, 9.50%,
9/15/08                                 -       830                           830                    820                        820
                                                                                    ------------------------------------------------
                                                                                             -       820            -           820
                                                                                    ------------------------------------------------

SEMICONDUCTOR - 0.1%
Charter Communications
Holdings, LLC/ Charter
Communications Holdings                 -     3,125                         3,125                  2,797                      2,797
    Capital Corp., 8.25%, 4/1/07
                                                                                    ------------------------------------------------
                                                                                             -     2,797            -         2,797
                                                                                    ------------------------------------------------

TELEPHONE / TELECOMMUNICATIONS
- 1.0%
Global Crossing Holding
Limited, 9.13%, 11/15/06                -     4,125                         4,125                  3,939                      3,939
McLeodUSA Inc., 9.25%, 7/15/07          -     3,000                         3,000                  2,790                      2,790
Qwest Capital Funding Inc.,
6.88%, 7/15/28                          -       700                           700                    615                        615
Sprint Capital Corp., 5.88%,
5/1/04                                  -    10,000                        10,000                  9,518                      9,518
U.S. West Capital Funding,
Inc., 6.25%, 7/15/05                5,575                                   5,575        5,328                                5,328
Williams Communications Group,
10.70%, 10/1/07                         -     2,000                         2,000                  1,720                      1,720
WorldCom, Inc., 6.40%, 8/15/05          -       500                           500                    482                        482
XO Communications Inc., 9.63%,
10/1/07                                 -     1,000                         1,000                    835                        835
                                                                                    ------------------------------------------------
                                                                                         5,328    19,899            -        25,227
                                                                                    ------------------------------------------------

TRUCKING & SHIPPING & AIR
FREIGHT - 0.2%
Atlantic Express, 10.75%, 2/1/04        -     1,900                         1,900                  1,634                      1,634
FedEx Corp., Series 1999-1,
Class C, 8.25%, 1/15/19                 -     4,682                         4,682                  4,729                      4,729
                                                                                    ------------------------------------------------
                                                                                             -     6,363            -         6,363
                                                                                    ------------------------------------------------

                                                                                    ------------------------------------------------
TOTAL CORPORATE BONDS & NOTES -                                                        141,605   206,408            -       348,013
                                                                                    ------------------------------------------------

PREFERRED STOCKS - 0.1%
ENTERTAINMENT - 0.1%
AT&T Corp., 10.00%, 5/31/45             -       150                           150                  3,797                      3,797

                                                                                    ------------------------------------------------
TOTAL PREFERRED STOCKS -                                                                     -     3,797            -         3,797
                                                                                    ------------------------------------------------

FOREIGN CORPORATE BONDS - 3.1%

BANKS - 0.2%
Barclays Bank Plc, 144A, 8.55%,
9/29/49                                 -     4,000                         4,000                  4,027                      4,027
                                                                                    ------------------------------------------------
                                                                                             -     4,027            -         4,027
                                                                                    ------------------------------------------------

ELECTRICAL EQUIPMENT - 0.1%
 Legrand S.A., 8.50%, 2/15/25           -     1,785                         1,785                  1,864                      1,864
                                                                                    ------------------------------------------------
                                                                                             -     1,864            -         1,864
                                                                                    ------------------------------------------------

ELECTRICAL UTILITY / UTILITIES
- 0.2%
Israel Electric Corp. (Israel),
7.75%, 12/15/27                     5,500                                   5,500        4,676                                4,676


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------

                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
                                                                                    ------------------------------------------------
                                                                                         4,676         -            -         4,676
                                                                                    ------------------------------------------------

FINANCIAL SERVICES - 0.4%
HSBC Capital Funding LP, 144A,
10.18%, 12/29/49,
resets
quarterly off the 3-month               -     7,220                         7,220                  7,901                      7,901
LIBOR plus 4.98% with no
caps
Montell Finance Co. B.V., 144A,
8.10%, 3/15/27                          -     2,250                         2,250                  2,023                      2,023
                                                                                    ------------------------------------------------
                                                                                             -     9,924            -         9,924
                                                                                    ------------------------------------------------

INFORMATION SERVICES - 0.3%
Marconi Corporation Plc, 8.38%,
9/15/30                                 -     8,760                         8,760                  8,354                      8,354
                                                                                    ------------------------------------------------
                                                                                             -     8,354            -         8,354
                                                                                    ------------------------------------------------

OIL SERVICES - 0.8%
PEMEX Finance Limited (Cayman
Islands), 9.14%, 8/15/04            7,040                                   7,040        7,201                                7,201
Repsol International Finance BV
(Netherlands), 7.45%, 7/15/05       7,900                                   7,900        7,940                                7,940
YPF Sociedad Anonima
(Argentina), 7.25%, 3/15/03         6,525                                   6,525        6,375                                6,375
                                                                                    ------------------------------------------------
                                                                                        21,516         -            -        21,516
                                                                                    ------------------------------------------------

TELEPHONE - 1.1%
Deutsche Telekom International
Finance, 8.25%, 6/15/30                 -    10,000                        10,000                 10,205                     10,205
Microcell Telecommunications
Inc., Series B, 11.99%,
6/1/06(y)                               -       300                           300                    288                        288
Telefonica Europe B.V., 8.25%,
9/15/30                                 -    12,150                        12,150                 12,441                     12,441
Vodafone AirTouch Plc, 144A,
7.63%, 2/15/05                      5,800                                   5,800        5,884                                5,884
                                                                                    ------------------------------------------------
                                                                                         5,884    22,935            -        28,819
                                                                                    ------------------------------------------------

                                                                                    ------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS -                                                         32,076    47,104            -        79,180
                                                                                    ------------------------------------------------

MORTGAGE PASS THRU - 28.0%

FHLMC, 12.50%, 8/1/14                   -         1                             1                      1                          1
FHLMC, 6.00%, 3/1/11 to 4/1/11          -     1,033                         1,033                  1,001                      1,001
FNMA, 6.00%, 12/1/28 to 2/1/29          -    58,466                        58,466                 54,836                     54,836
FNMA, 6.50%, 1/1/28 to 9/1/29           -    11,407                        11,407                 10,966                     10,966
FNMA, 7.00%, 7/1/28 to 10/1/29          -     3,179                         3,179                  3,115                      3,115
FNMA, 7.50%, 5/1/30                     -       167                           167                    167                        167
FNMA, 8.00%, 8/1/22 to 6/1/27           -     1,899                         1,899                  1,924                      1,924
FNMA, 7.00%, 5/1/28                    85                                      85           83                                   83
FNMA, 6.50%, 11/1/28               12,075                                  12,075       11,610                               11,610
FNMA, 6.00%, 3/1/29                11,027                                  11,027       10,341                               10,341
FNMA, 6.00%, 5/1/14                 2,146                                   2,146        2,066                                2,066
FNMA,, 6.50%, 9/1/29                3,442                                   3,442        3,308                                3,308
FNMA, 7.00%, 4/1/30                    37                                      37           37                                   37
FNMA, 7.00%, 3/1/29                23,754                                  23,754       23,279                               23,279
FNMA, 7.50%, 4/1/29                21,319                                  21,319       21,332                               21,332
FNMA, 7.50%, 3/1/29                 4,321                                   4,321        4,324                                4,324
FNMA, 6.00%, 1/1/29                 3,452                                   3,452        3,237                                3,237
FNMA, 6.50%, 3/1/29                 8,855                                   8,855        8,509                                8,509
FNMA, 6.00%, 3/1/29                10,555                                  10,555        9,899                                9,899
FNMA, 6.50%, 4/1/29                11,362                                  11,362       10,918                               10,918
FNMA, 7.00%, 9/1/29                    47                                      47           46                                   46
FNMA, 7.00%, 2/1/30                 1,682                                   1,682        1,648                                1,648
FNMA, 7.00%, 3/1/30                   499                                     499          488                                  488
FNMA, 8.00%, 3/1/30                 8,574                                   8,574        8,678                                8,678
FNMA, 6.00%, 11/1/14               21,666                                  21,666       20,853                               20,853
FNMA, 7.50%, 6/1/15                12,522                                  12,522       12,608                               12,608
FNMA, 7.50%, 7/1/30                 5,710                                   5,710        5,701                                5,701
FNMA, 7.00%, 7/1/30                    99                                      99           97                                   97
FNMA, TBA, 6.50%, 11/1/30               -     8,010                         8,010                  7,697                      7,697
FNMA, TBA, 7.00%, 11/1/15               -    71,310                        71,310                 70,864                     70,864


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
FNMA, TBA, 7.00%, 9/1/29                -   107,234                       107,234                105,056                    105,056
FNMA, TBA, 7.50%, 12/1/30               -   157,605                       157,605                157,211                    157,211
GNMA, 6.50%, 6/15/28 to 12/15/28        -    51,325                        51,325                 49,554                     49,554
GNMA, 7.00%, 12/15/08                   -       194                           194                    195                        195
GNMA, 7.50%, 1/15/27 to 2/15/27         -     8,480                         8,480                  8,516                      8,516
GNMA, 8.50%, 5/15/27                    -       218                           218                    224                        224
GNMA, 9.00%, 12/15/19                   -        63                            63                     66                         66
GNMA, 6.50%, 5/15/29               14,475                                  14,475       13,973                               13,973
GNMA, 7.00%, 8/15/29               12,250                                  12,250       12,074                               12,074
GNMA,  7.50%, 9/15/29               8,542                                   8,542        8,571                                8,571
GNMA, 8.00%, 3/15/30                9,973                                   9,973       10,138                               10,138
GNMA, 8.00%, 7/15/30               11,530                                  11,530       11,721                               11,721
GNMA, TBA, 7.00%, 11/1/30               -    28,460                        28,460                 28,051                     28,051

                                                                                    ------------------------------------------------
TOTAL MORTGAGE PASS THRU -                                                             215,539   499,445            -       714,984
                                                                                    ------------------------------------------------

PRIVATE PLACEMENTS - 0.7%

CO-OP APARTMENTS - 0.7%
180 East End Avenue Note,
secured by first mortgage and
agreement on co-opapartment
building                                -     4,415                         4,415                  4,176                      4,176
     in New York City,6.88%,
1/1/29(f)
200 East 57th Street, secured
by first mortgage and agreement
on co-op apartment building             -    10,900                        10,900                 10,110                     10,110
     in New York City, 6.50%,
1/1/14(f)
81 Irving Place Note, secured
by first mortgage and agreement
on co-op apartment building             -     3,239                         3,239                  3,071                      3,071
     in New York City, 6.95%,
1/1/29(f)
                                        -
                                                                                    ------------------------------------------------
TOTAL PRIVATE PLACEMENTS -                                                                   -    17,357            -        17,357
                                                                                    ------------------------------------------------

SOVEREIGN GOVERNMENTS &
AGENCIES - 1.0%

Bancomext Trust Division,
11.25%, 5/30/06                     1,800                                   1,800        1,944                                1,944
Korea Development Bank, 6.50%,
11/15/02                            6,722                                   6,722        6,541                                6,541
Province of Quebec, 6.50%,
1/17/06                                       4,700                         4,700                  4,610                      4,610
Quebec Province, 7.50%, 9/15/29     7,900                                   7,900        8,011                                8,011
United Mexican States, 9.88%,
2/1/10                              4,200                                   4,200        4,358                                4,358

                                                                                    ------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS AND
AGENCIES -                                                                              20,854     4,610            -        25,464
                                                                                    ------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES - 7.4%

FHLB 7.25%, 5/13/05                15,000                                  15,000       15,403                               15,403
FHLB, 7.63%, 5/15/07               15,000                                  15,000       15,804                               15,804
FHLB, 4.88%, 1/22/02                    -                                       -                                                 -
FHLMC, 6.88%, 9/15/10(s)                -    61,175                        61,175                 61,959                     61,959
FHLMC, 5.00%, 1/15/04                   -                                       -                                                 -
FHLMC,5.13%, 10/15/08                   -                                       -                                                 -
FNMA, 7.00%, 7/15/05(s)                 -    59,297                        59,297                 60,418                     60,418
FNMA, 7.13%, 6/15/10(s)                 -    29,271                        29,271                 30,154                     30,154
FNMA, 7.25%, 1/15/10                5,000                                   5,000        5,183                                5,183
FNMA, 5.13%, 2/13/04                    -                                       -                                                 -
FNMA,5.75%, 4/15/03                     -                                       -                                                 -
FNMA, 5.88%, 4/23/04                    -                                       -                                                 -
FNMA, 6.00%, 5/15/08                    -                                       -                                                 -
FNMA, 6.63%, 9/15/09                    -                                       -                                                 -

                                                                                    ------------------------------------------------
TOTAL U. S. GOVERNMENT AGENCY
SECURITIES -                                                                            36,390   152,531            -       188,921
                                                                                    ------------------------------------------------

U.S. TREASURY SECURITIES - 12.2%


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                      THE U.S.                 FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED      JPMORGAN     FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN        BOND      INCOME       FORMA        JPMORGAN
                                FUND II(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND II(1)  PORTFOLIO  ADJUSTMENTS     BOND FUND
                                --------------------------------------------------  ------------------------------------------------
U.S. Treasury Bonds, 5.25%,
2/15/29                                 -     7,005                         7,005                  6,376                      6,376
U.S. Treasury Bonds, 6.75%,
8/15/26                                 -    40,743                        40,743                 44,856                     44,856
U.S. Treasury Bonds, 8.00%,
11/15/21                                -     4,150                         4,150                  5,129                      5,129
U.S. Treasury Bonds, 8.88%,
2/15/19                                 -    70,195                        70,195                 92,252                     92,252
U.S. Treasury Notes & Bonds,
8.13%, 8/15/19                     44,000                                  44,000       54,368                               54,368
U.S. Treasury Notes, 5.75%,
8/15/10(s)                              -    50,965                        50,965                 50,917                     50,917
U.S. Treasury Notes, 6.75%,
5/15/05(s)                         24,000       330                        24,330       24,881       342                     25,223
U.S. Treasury Notes, 6.88%,
5/15/06(s)                              -    14,950                        14,950                 15,665                     15,665
U.S. Treasury STRIPS, PO,
6.47%, 11/15/15                         -    38,155                        38,155                 15,604                     15,604

                                                                                    ------------------------------------------------
TOTAL U.S. TREASURY SECURITIES -                                                        79,249   231,140            -       310,389
                                                                                    ------------------------------------------------

SHORT-TERM INVESTMENTS - 16.1%

COMMERCIAL PAPER - 3.2%
Morgan Stanley, 6.58%,
11/1/00(s)                              -    50,000                        50,000                 49,991                     49,991
Salomon Smith Barney 6.60%,
11/1/00(s)                              -    30,719                        30,719                 30,713                     30,713

                                                                                    ------------------------------------------------
                                                                                             -    80,704            -        80,704
                                                                                    ------------------------------------------------

INVESTMENT COMPANIES - 12.5%
J.P. Morgan Institutional Prime                                   (A)
Money Market Fund(s)*                   -   320,834        (499)          320,335                320,834        (499)(a)    320,335
                                                                                    ------------------------------------------------
                                                                                             -   320,834        (499)       320,335
                                                                                    ------------------------------------------------

U.S. TREASURY SECURITIES - 0.2%
U.S. Treasury Notes, 5.63%,
11/30/00(s)                             -     2,700                         2,700                  2,699                      2,699
U.S. Treasury Bill, 6.18%,
12/7/00                             2,000                                   2,000        1,988                                1,988
                                                                                    ------------------------------------------------
                                                                                         1,988     2,699            -         4,687
                                                                                    ------------------------------------------------

REPURCHASE AGREEMENTS - 0.2%
Greenwich Capital Markets,
Inc., 6.55%, due 11/01/00,
(dated 10/31/00, proceeds
$4,731,
    secured by FNMA, $4,805,
6.75%, due 6/18/21; value
$4,829)                             4,730                                   4,730        4,730                                4,730
                                                                                    ------------------------------------------------
                                                                                         4,730         -                      4,730
                                                                                    ------------------------------------------------


                                                                                    ------------------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                             6,718   404,237        (499)       410,456
                                                                                    ------------------------------------------------


                                                                                    ------------------------------------------------
TOTAL INVESTMENT SECURITIES -
(COST $2,553,926)                                                                      582,001 1,972,306        (499)     2,553,808
                                                                                    ------------------------------------------------

FUTURES CONTRACTS

                                                    UNDERLYING
                                                      FACE
                                                      AMOUNT                                            NET UNREALIZED
PURCHASED                      EXPIRATION DATE       AT VALUE        NUMBER OF CONTRACTS           APPRECIATION (DEPRECIATION)
---------                      ---------------     -----------      ---------------------   ----------------------------------------
U.S. Two-Year Treasury Note    December 2000       $84,052,500              420       420             (160,122)       (160,122)
U.S. Five-Year Treasury Note   December 2000        35,613,039      700     353     1,053     130       334,510         334,640
                                                                                            ----------------------------------------
                                                                                              130       174,388  -      174,518
                                                                                            ----------------------------------------


                  See Notes to Pro Forma Financial Statements

                                                    UNDERLYING
                                                      FACE
                                                      AMOUNT                                            NET UNREALIZED
PURCHASED                      EXPIRATION DATE       AT VALUE        NUMBER OF CONTRACTS           APPRECIATION (DEPRECIATION)
---------                      ---------------     -----------      ---------------------   ----------------------------------------
SOLD
U.S. Ten-Year Treasury Note    December 2000       112,343,985      600   1,115     1,715   (427)     (746,864)       (747,291)
U.S. Five-Year Treasury Note   December 2000        13,279,219              133       133               25,956          25,956
                                                                                            ----------------------------------------
                                                                                            (427)     (720,908)  -    (721,335)
                                                                                            ----------------------------------------


FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect at October 31, 2000.
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
PO - Principal only resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ - Sequential Payor
STRIPS - Separate Trading of Registered Interest and Principal of Securities. SUB - Step-up Bond. The maturity date shown is the earlier of the call date of maturity date; the reate shown is the rate in ecfect at October 31, 2000.
TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
144A - Securities restricted for resale to Qualified Institutional Buyers
(a) Reflects the redemption of short-term securities of the J.P. Morgan U.S. Fixed Income - Advisor Series
(d) Defaulted security
(f) Illiquid and fair valued security. Approximately $17,356,656 or 0.9% of the market value of the securities have been valued at fair value.
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.
* Money Market Mutual Fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
+  Non-income producing security
(1) Formerly Chase Vista Select Bond Fund.


                  See Notes to Pro Forma Financial Statements

                         PRO FORMA FINANCIAL STATEMENTS

                      JPMORGAN INTERMEDIATE BOND FUND (1) /
                     THE J.P. MORGAN INSTITUTIONAL BOND FUND
                                OCTOBER 31, 2000
                       COMBINING STATEMENT OF INVESTMENTS
                                   (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------


                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
ASSET-BACKED SECURITIES - 6.4%

FINANCIAL SERVICES - 6.4%
American Express Credit Account
Master Trust, Ser. 1997-1,
Class A, 6.40%, 4/15/05                 4,750      -            -        4,750           4,724          -            -         4,724
Citibank Credit Card Master
Trust I,Series 1998-9, Class A,
5.30%, 1/9/06                               - 10,000            -       10,000               -      9,609            -         9,609
Citibank Credit Card Master
Trust I, Ser. 1997-2, Class A,
6.55%, 2/15/04                          1,700      -            -        1,700           1,693          -            -         1,693
Conseco Finance Securitizations
Corp., Series 2000-5, Class A3
SEQ, 7.21%, 2/1/32                          - 15,000            -       15,000               -     15,000            -        15,000
Daimler Chrysler Auto Trust,
Series 2000 C, Class A2 SEQ,
6.81%, 7/6/03                               -  6,600            -        6,600               -      6,606            -         6,606
Daimler-Benz Vehicle Trust,
Series 1998 A, Class A4 SEQ,
5.22%, 12/22/03                             - 21,000            -       21,000               -     20,626            -        20,626
Discover Card Master Trust I,
Series 1998-4, Class A, 5.75%,
10/16/03                                    - 12,000            -       12,000               -     11,925            -        11,925
First USA Credit Card Master
Trust, Series1999-1, Class C,
6.42%, 10/19/06                             -  5,000            -        5,000               -      4,847            -         4,847
Ford Credit Auto Owner Trust,
Series 1998 C, Class D, 7.70%,
1/15/04                                     -  5,000            -        5,000               -      5,013            -         5,013
Ford Credit Auto Owner Trust,
Series 1999A, Class D, 8.00%,
6/15/04                                     -  5,000            -        5,000               -      5,036            -         5,036
Ford Credit Auto Owner Trust,
Series 2000 D, Class A2 SEQ,
7.06%, 4/15/03                              - 11,000            -       11,000               -     11,014            -        11,014
Green Tree Financial
Corporation, Series 1999-5,
Class B1, 9.20%, 4/1/31                     - 10,000            -       10,000               -      9,438            -         9,438
Green Tree Financial
Corporation,Series 1993-3,
Class B, 6.85%, 10/15/18                    - 15,486            -       15,486               -     13,168            -        13,168
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A, 7.00%,
2/15/12                                 2,710      -            -        2,710           2,722          -            -         2,722
Nomura CBO LTD, Series 1997-1,
Class A2, FRN, 144A, SUB,
6.67%, 5/15/09                          5,000      -            -        5,000           4,561          -            -         4,561
Sears Credit Account Master
Trust, Series 1999-2, Class A,
6.35%, 2/16/07                                19,855            -       19,855               -     19,712            -        19,712
Standard Credit Card Trust,
Ser. 93, 5.95%, 10/7/04                 4,000      -            -        4,000           3,919          -            -         3,919
                                                                                                                     -
                                                                                  --------------------------------------------------
TOTAL ASSET-BACKED SECURITIES -                                                         17,619    131,994            -       149,613
                                                                                  --------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.0%

FINANCIAL SERVICES - 12.0%
Chase Commercial Mortgage
Securities Corp., Series
1998-2, Class A2 SEQ, 6.39%,
11/18/08                                    - 26,550                    26,550                     25,500                     25,500
Chase Manhattan Bank-First
Union National Bank, Series
1999-1, Class A2 SEQ, 7.44%,
7/15/09                                     - 20,000                    20,000                     20,363                     20,363
COMM, Series 2000 FL2A, Class
H-NW, Floater, 7.97%, 11/15/00,
resets monthly off the 1-month              -  4,900                     4,900                      4,900                      4,900
     LIBOR plus 1.35% with no
caps
Commercial Mortgage Acceptance
Corp., Series 1998-C2, Class D,
6.75%, 11/15/09                             - 10,000                    10,000                      9,400                      9,400
DLJ Commercial Mortgage
Corporation, Series 2000-CF1,
Class A1B SEQ, 7.62%, 5/10/10               - 42,660                    42,660                     43,673                     43,673
FHLMC, Series 1980, Class C
SEQ, 6.85%, 10/15/21                        -    530                       530                        528                        528
FHLMC, Ser. 2155, Class PC,
6.00%, 11/15/17                         5,225                            5,225           5,120                                 5,120
FNMA, Ser. 1999-17, Class PC,
6.00%, 12/25/22                         4,200                            4,200           4,044                                 4,044
First Nationwide Trust, Series
1999-4, Class 3PA1 SEQ, 6.50%,
10/19/29                                    - 28,873                    28,873                     27,123                     27,123
First Union Commercial Mortgage
Trust, Series 1999-C1, Class A2
SEQ, 6.07%, 10/15/08                        - 20,000                    20,000                     18,813                     18,813
GMAC Commercial Mortgage
Securities Inc., Series
1997-C1, Class A3 SEQ, 6.87%,
8/15/07                                     -  8,895                     8,895                      8,787                      8,787
GS Mortgage, Series 2000 F,
Floater, 8.37%, 11/15/00                    -  5,000                     5,000                      5,000                      5,000
Heller Financial Commercial
Mortgage Asset, Series
1999-PH1, Class A2 SEQ, 6.85%,
5/15/31                                     -  6,950                     6,950                      6,829                      6,829
LB-UBS Commerical Mortgage
Trust, Series 2000-C3, Class A2
SEQ, 7.95%, 1/15/10                         - 42,943                    42,943                     44,594                     44,594
Morgan Stanley Capital I,
Series 1998-XL2, Class A2 SEQ,
6.17%, 10/3/08                              -  7,830                     7,830                      7,393                      7,393
Mortgage Capital Funding, Inc.,
Series 1998-MC2, Class A2 SEQ,
6.42%, 5/18/08                              - 30,000                    30,000                     28,800                     28,800
PNC Mortgage Acceptance Corp.,
Series 2000-C1, Class A2 SEQ,
7.61%, 2/15/10                              - 12,500                    12,500                     12,828                     12,828
PNC Mortgage Acceptance Corp.,
Series 2000-C2, Class A2 SEQ,
7.30%, 9/12/10                              -  6,245                     6,245                      6,269                      6,269


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
SACO I Inc. Series 1997-2,
Class 1A5 SEQ, 7.00%, 8/25/36               -  2,253                     2,253                      2,084                      2,084
Vendee Mortgage Trust, Series
1997-1, Class 2C SEQ, 7.50%,
9/15/17                                     -    802                       802                        801                        801

                                                                                  --------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS -                                                                            9,164    273,684                    282,848
                                                                                  --------------------------------------------------

COMMERCIAL MORTGAGE BACKED
SECURITIES - 0.2%

Bear Stearns Commercial
Mortgage Securities, Ser.
2000-WF2, Class A1, 7.11%,
9/15/09                                 3,000                            3,000           3,014                                 3,014
Credit Suisse First Boston
Mortgage Securities Corp., Ser.
1997-SPCE, Class A, 144A,
6.65%, 6/20/03                            536                              536             533                                   533
LB-UBS Commercial Mortgage
Trust, Ser. 2000-C4, Class A1,
7.18%, 9/15/09                            897                              897             899                                   899

                                                                                  --------------------------------------------------
TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES -                                                                      4,446          0                      4,446
                                                                                  --------------------------------------------------

CORPORATE BONDS & NOTES - 13.9%

BANKS - 1.9%
Bank One Capital III, 8.75%,
9/1/30                                         2,010                     2,010                      1,955                      1,955
Bank One Corp., 7.88%, 8/1/10           5,000                            5,000           5,020                                 5,020
Capital One Bank, 8.25%, 6/15/05               8,500                     8,500                      8,546                      8,546
First Union National Bank,
7.80%, 8/18/10                                 9,975                     9,975                      9,940                      9,940
J.P. Morgan & Co., Inc., MTN,
6.00%, 1/15/09                          5,000                            5,000           4,575                                 4,575
Manufacturers & Traders Trust
Co., 8.00%, 10/1/10                     4,815                            4,815           4,763                                 4,763
MBNA America Bank, N.A., 7.75%,
9/15/05                                 4,831                            4,831           4,779                                 4,779
U.S. Bank, NA, 5.70%, 12/15/08          5,575                            5,575           4,892                                 4,892
                                                                                  --------------------------------------------------
                                                                                        24,029     20,440            0        44,469
                                                                                  --------------------------------------------------

BROADCASTING/CABLE - 0.4%

Jones Intercable, Inc., 7.63%,
4/15/08                                 5,425                            5,425           5,309                                 5,309
USA Networks, Inc., 6.75%,
11/15/05                                4,275                            4,275           4,173                                 4,173
                                                                                  --------------------------------------------------
                                                                                         9,482          0            0         9,482
                                                                                  --------------------------------------------------

CHEMICALS - 0.3%
Cytec Industries, Inc., 6.85%,
5/11/05                                        1,000                     1,000                        931                        931
Rohm & Haas Co., 7.85%, 7/15/29                5,110                     5,110                      4,986                      4,986
                                                                                  --------------------------------------------------
                                                                                             0      5,917            0         5,917
                                                                                  --------------------------------------------------

COMPUTERS/COMPUTER HARDWARE -
0.2%
Hewlett-Packard Co., 7.15%,
6/15/05                                 4,500                            4,500           4,549                                 4,549
                                                                                  --------------------------------------------------
                                                                                         4,549          0            0         4,549
                                                                                  --------------------------------------------------

CONSUMER PRODUCTS - 0.3%
Procter & Gamble Co., 6.60%,
12/15/04                                5,890      0            0        5,890           5,867          0            0         5,867
                                                                                  --------------------------------------------------
                                                                                         5,867          0            0         5,867
                                                                                  --------------------------------------------------

DEFENSE/AEROSPACE - 0.5%
Lockheed Martin Corp., 8.20%,
12/1/09                                        8,530                     8,530                      8,879                      8,879
Raytheon Co., 144A, 7.90%,
3/1/03                                  3,270                            3,270           3,320                                 3,320
                                                                                  --------------------------------------------------
                                                                                         3,320      8,879            0        12,199
                                                                                  --------------------------------------------------

ELECTRICAL UTILITY / UTILITIES
- 0.6%
Cogentrix Energy Inc., 8.75%,
10/15/08                                         506                       506                        507                        507
Dominion Resources Inc., Series
2010-A, 8.13%, 6/15/10                         4,025                     4,025                      4,150                      4,150
Dominion Resources Inc./VA,
Series 2000 B, 7.63%, 7/15/05                  7,940                     7,940                      8,027                      8,027
                                                                                  --------------------------------------------------
                                                                                             0     12,685            0        12,685
                                                                                  --------------------------------------------------

ENERGY RESERVES & PRODUCTION -
(z)
Lasmo (USA) Inc., 6.75%,
12/15/07                                         500                       500                        477                        477
                                                                                  --------------------------------------------------
                                                                                             0        477            0           477
                                                                                  --------------------------------------------------

FINANCIAL SERVICES - 3.7%
500 Grant St. Association,
144A, Series 1999 A, 6.46%,
12/1/08                                        5,493                     5,493                      5,257                      5,257
CitiFinancial, 8.70%, 6/15/10                  3,400                     3,400                      3,681                      3,681
Comdisco Inc., 9.50%, 8/15/03                  4,205                     4,205                      3,154                      3,154


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
Comdisco, Inc., 6.38%, 11/30/01                3,490                     3,490                      2,928                      2,928
ERAC USA Finance Co., 144A,
6.38%, 5/15/03                                 5,000                     5,000                      4,795                      4,795
FleetBoston Financial Corp.,
7.25%, 9/15/05                          4,080                            4,080           4,102                                 4,102
Ford Motor Credit Co., 7.25%,
1/15/03                                          135                       135                        135                        135
Ford Motor Credit Co., 7.38%,
10/28/09                                       1,010                     1,010                        981                        981
Heller Financial, Inc., 8.00%,
6/15/05                                 5,000                            5,000           5,071                                 5,071
Household Finance Corp., 8.00%,
5/9/05                                         6,500                     6,500                      6,647                      6,647
Keycorp Institutional Capital,
Series 1996 B, 8.25%, 12/15/26                 2,200                     2,200                      2,001                      2,001
Lehman Brothers Holdings, Inc.,
8.25%, 6/15/07                          5,000                            5,000           5,104                                 5,104
McKesson Financial of Canada,
144A, 6.55%, 11/1/02                           4,475                     4,475                      4,292                      4,292
National Rural Utilities
Cooperative Finance Corp.,
5.50%, 1/15/05                          5,000                            5,000           4,719                                 4,719
Newcourt Credit Group Inc.,
6.88%, 2/16/05                                 6,000                     6,000                      5,796                      5,796
NGC Corp. Capital Trust, Series
1997 B, 8.32%, 6/1/27                          8,835                     8,835                      7,776                      7,776
Oil Purchase Company, 144A,
7.10%, 4/30/02                                 1,835                     1,835                      1,752                      1,752
Provident Financing Trust I,
7.41%, 3/15/38                                 1,765                     1,765                      1,304                      1,304
Washington Mutual Financial
Corp., 8.25%, 6/15/05                         17,500                    17,500                     18,059                     18,059
                                                                                  --------------------------------------------------
                                                                                        18,996     68,557            0        87,553
                                                                                  --------------------------------------------------

FOOD & BEVERAGE - 0.4%
Smithfield Foods Inc., 7.63%,
2/15/08                                        1,410                     1,410                      1,280                      1,280
Coca-Cola Enterprises, 7.13%,
9/30/09                                 3,975                            3,975           3,901                                 3,901
Conagra Foods, Inc., 7.88%,
9/15/10                                 4,320                            4,320           4,385                                 4,385
                                                                                  --------------------------------------------------
                                                                                         8,286      1,280            0         9,566
                                                                                  --------------------------------------------------

FOREST PRODUCTS & PAPER - 0.5%
Champion International Corp.,
7.10%, 9/1/05                                  5,000                     5,000                      4,899                      4,899
International Paper Co., 144A,
8.13%, 7/8/05                           5,900                            5,900           6,072                                 6,072
                                                                                  --------------------------------------------------
                                                                                         6,072      4,899            0        10,971
                                                                                  --------------------------------------------------

GAS & WATER UTILITIES - 0.2%
United Utilities Plc, 6.88%,
8/15/28                                        6,970                     6,970                      5,544                      5,544
                                                                                  --------------------------------------------------
                                                                                             0      5,544            0         5,544
                                                                                  --------------------------------------------------

INSURANCE - 0.4%
Conseco, Inc., 8.50%, 10/15/02          6,025                            6,025           4,700                                 4,700
GE Global Insurance Holding
Corp., 7.75%, 6/15/30                   5,000                            5,000           5,040                                 5,040
                                                                                  --------------------------------------------------
                                                                                         9,740          0            0         9,740
                                                                                  --------------------------------------------------

MEDIA - 0.8%
Adelphia Communications Corp.,
9.38%, 11/15/09                                3,125                     3,125                      2,664                      2,664
Clear Channel Communications,
7.88%, 6/15/05                                 5,540                     5,540                      5,583                      5,583
Fox Sports Networks LLC, 8.88%,
8/15/07                                        2,500                     2,500                      2,513                      2,513
Lamar Media Corp., 8.63%,
9/15/07                                        1,900                     1,900                      1,853                      1,853
Time Warner Entertainment Co.
LP, 8.38%, 3/15/23                      5,000                            5,000           5,242                                 5,242
                                                                                  --------------------------------------------------
                                                                                         5,242     12,612            0        17,854
                                                                                  --------------------------------------------------

MEDICAL PROVIDERS & SERVICES -
(z)
Mariner Post-Acute Network
Inc., Series B, 9.50%,
4/1/06(d)+                                     2,000                     2,000                         10                         10
                                                                                  --------------------------------------------------
                                                                                             0         10            0            10
                                                                                  --------------------------------------------------

MOTOR VEHICLES & PARTS /
AUTOMOTIVE - 0.2%
DaimlerChrysler NA Holding
Corp., 6.90%, 9/1/04                           2,500                     2,500                      2,467                      2,467
TRW, Inc., 6.45%, 6/15/01               3,850                            3,850           3,831                                 3,831
                                                                                  --------------------------------------------------
                                                                                         3,831      2,467            0         6,298
                                                                                  --------------------------------------------------

MULTI-INDUSTRY - 0.2%
Cendant Corporation, 7.75%,
12/1/03                                        5,000                     5,000                      4,893                      4,893
                                                                                  --------------------------------------------------
                                                                                             0      4,893            0         4,893
                                                                                  --------------------------------------------------

OIL SERVICES - 1.3%
Amerada Hess Corp., 7.38%,
10/1/09                                 6,150                            6,150           6,135                                 6,135
Enron Corp., 144A, 7.11%,
12/12/00, resets quarterly off
the 3-month LIBOR plus 0.45%
with no caps                                  15,000                    15,000                     14,993                     14,993
Enron Corp., 7.88%, 6/15/03             4,500                            4,500           4,591                                 4,591
Express Pipeline LP, 144A,
Series 1998 B, 7.39%, 12/31/17                 1,497                     1,497                      1,278                      1,278


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
Phillips Petroleum Co., 8.75%,
5/25/10                                        4,000                     4,000                      4,363                      4,363
Williams Cos. Inc., 6.20%,
8/1/02                                           350                       350                        344                        344
                                                                                  --------------------------------------------------
                                                                                        10,726     20,978            0        31,704
                                                                                  --------------------------------------------------

RAILROADS - 0.3%
Burlington Northern Railroad
Co., 7.33%, 6/23/10                            1,601                     1,601                      1,605                      1,605
Canadian National Railway Co.,
7.00%, 3/15/04                                 5,350                     5,350                      5,287                      5,287
                                                                                  --------------------------------------------------
                                                                                             0      6,892            0         6,892
                                                                                  --------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -
(z)
Felcor Lodging LP, 144A, 9.50%,
9/15/08                                          830                       830                        820                        820
                                                                                  --------------------------------------------------
                                                                                             0        820            0           820
                                                                                  --------------------------------------------------

RETAILING - 0.2%
Wal-Mart Stores, Inc., 6.88%,
8/10/09                                 5,175                            5,175           5,139                                 5,139
                                                                                  --------------------------------------------------
                                                                                         5,139          0            0         5,139
                                                                                  --------------------------------------------------

SEMICONDUCTOR - 0.1%
Charter Communications
Holdings, LLC/ Charter
Communications Holdings Capital
Corp., 8.25%, 4/1/07                           3,125                     3,125                      2,797                      2,797
                                                                                  --------------------------------------------------
                                                                                             0      2,797            0         2,797
                                                                                  --------------------------------------------------

TELEPHONE / TELECOMMUNICATIONS
- 1.1%
Global Crossing Holding
Limited, 9.13%, 11/15/06                       4,125                     4,125                      3,939                      3,939
MCI Worldcom, Inc., 7.55%,
4/1/04                                  7,000                            7,000           7,058                                 7,058
McLeodUSA Inc., 9.25%, 7/15/07                 3,000                     3,000                      2,790                      2,790
Qwest Capital Funding Inc.,
6.88%, 7/15/28                                   700                       700                        615                        615
Sprint Capital Corp., 5.88%,
5/1/04                                        10,000                    10,000                      9,518                      9,518
Williams Communications Group,
10.70%, 10/1/07                                2,000                     2,000                      1,720                      1,720
WorldCom, Inc., 6.40%, 8/15/05                   500                       500                        482                        482
XO Communications Inc., 9.63%,
10/1/07                                        1,000                     1,000                        835                        835
                                                                                  --------------------------------------------------
                                                                                         7,058     19,899            0        26,957
                                                                                  --------------------------------------------------

TRUCKING & SHIPPING & AIR
FREIGHT - 0.3%
Atlantic Express, 10.75%, 2/1/04               1,900                     1,900                      1,634                      1,634
FedEx Corp., Series 1999-1,
Class C, 8.25%, 1/15/19                        4,682                     4,682                      4,729                      4,729
                                                                                  --------------------------------------------------
                                                                                             0      6,363            0         6,363
                                                                                  --------------------------------------------------

                                                                                  --------------------------------------------------
TOTAL CORPORATE BONDS & NOTES -                                                        122,337    206,408            0       328,745
                                                                                  --------------------------------------------------

PREFERRED STOCKS - 0.2%
ENTERTAINMENT - 0.2%
AT&T Corp., 10.00%, 5/31/45                      150                       150                      3,797                      3,797
                                                                                  --------------------------------------------------
TOTAL PREFERRED STOCKS -                                                                     0      3,797            0         3,797
                                                                                  --------------------------------------------------


FOREIGN CORPORATE BONDS - 3.5%


BANKS - 0.2%
Barclays Bank Plc, 144A, 8.55%,
9/29/49                                        4,000                     4,000                      4,027                      4,027
                                                                                  --------------------------------------------------
                                                                                             0      4,027            0         4,027
                                                                                  --------------------------------------------------

ELECTRICAL EQUIPMENT - 0.1%
 Legrand S.A., 8.50%, 2/15/25                  1,785                     1,785                      1,864                      1,864
                                                                                  --------------------------------------------------
                                                                                             0      1,864            0         1,864
                                                                                  --------------------------------------------------

ELECTRICAL UTILITY / UTILITIES
- 0.2%
Israel Electronic Corp., 144A,
MTN, 8.25%, 10/15/09                    6,000                            6,000           5,739                                 5,739
                                                                                  --------------------------------------------------
                                                                                         5,739                                 5,739
                                                                                  --------------------------------------------------

FINANCIAL SERVICES - 0.4%
HSBC Capital Funding LP, 144A,
10.18%, 12/29/49,
resets quarterly off the 3-month LIBOR
plus 4.98% with no caps                        7,220                     7,220                      7,901                      7,901
Montell Finance Co. B.V., 144A,
8.10%, 3/15/27                                 2,250                     2,250                      2,023                      2,023
                                                                                  --------------------------------------------------
                                                                                             0      9,924            0         9,924
                                                                                  --------------------------------------------------


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
INFORMATION SERVICES - 0.4%
Marconi Corporation Plc, 8.38%,
9/15/30                                        8,760                     8,760                      8,354                      8,354
                                                                                  --------------------------------------------------
                                                                                             0      8,354            0         8,354
                                                                                  --------------------------------------------------

MOTOR VEHICLES & PARTS /
AUTOMOTIVE - 0.2%
Daimler Chrysler NA Holding
Corp., 8.00%, 6/15/10                   5,600                            5,600           5,689                                 5,689
                                                                                  --------------------------------------------------
                                                                                         5,689          0            0         5,689
                                                                                  --------------------------------------------------

OIL SERVICES -  0.4%
PEMEX Finance LTD, 144A, 9.03%,
2/15/11                                 2,560                            2,560           2,678                                 2,678
Repsol International Finance
BV, 7.45%, 7/15/05                      6,885                            6,885           6,920                                 6,920
                                                                                  --------------------------------------------------
                                                                                         9,598          0            0         9,598
                                                                                  --------------------------------------------------

TELEPHONE - 1.6%
Deutsche Telekom International
Finance, 8.25%, 6/15/30                       10,000                    10,000                     10,205                     10,205
Metronet Communications Corp.,
144A, SUB, 0.0%, 6/15/03                4,000                            4,000           3,201                                 3,201
Microcell Telecommunications
Inc., Series B, 11.99%,
6/1/06(y)                                        300                       300                        288                        288
Telefonica Europe B.V., 8.25%,
9/15/30                                       12,150                    12,150                     12,441                     12,441
Telefonica Europe BV, 7.75%,
9/15/10                                 6,000                            6,000           6,024                                 6,024
Vodafone AirTouch PLC, 144A,
7.63%, 2/15/05                          5,200                            5,200           5,275                                 5,275
                                                                                  --------------------------------------------------
                                                                                        14,500     22,935            0        37,435
                                                                                  --------------------------------------------------

                                                                                  --------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS -                                                         35,526     47,104            0        82,630
                                                                                  --------------------------------------------------

MORTGAGE PASS THRU - 22.0%

FHLMC, 12.50%, 8/1/14                              1                         1                          1                          1
FHLMC, 6.00%, 3/1/11 to 4/1/11                 1,033                     1,033                      1,001                      1,001
FNMA, 6.00%, 12/1/28 to 2/1/29                58,466                    58,466                     54,836                     54,836
FNMA, 6.50%, 1/1/28 to 9/1/29                 11,407                    11,407                     10,966                     10,966
FNMA, 7.00%, 7/1/28 to 10/1/29                 3,179                     3,179                      3,115                      3,115
FNMA, 7.50%, 5/1/30                              167                       167                        167                        167
FNMA, 8.00%, 8/1/22 to 6/1/27                  1,899                     1,899                      1,924                      1,924
FNMA, TBA, 6.50%, 11/1/30                      8,010                     8,010                      7,697                      7,697
FNMA, TBA, 7.00%, 11/1/15                     71,310                    71,310                     70,864                     70,864
FNMA, TBA, 7.00%, 9/1/29                     107,234                   107,234                    105,056                    105,056
FNMA, TBA, 7.50%, 12/1/30                    157,605                   157,605                    157,211                    157,211
FNMA, 6.50, 6/1/29                      7,848                            7,848           7,541                                 7,541
FNMA,  6.50, 9/1/14                     1,981                            1,981           1,940                                 1,940
FNMA, 7.50%, 7/1/30                     7,430                            7,430           7,419                                 7,419
FNMA, 7.50%, 8/1/15                     1,968                            1,968           1,982                                 1,982
GNMA, 6.50%, 6/15/28 to 12/15/28              51,325                    51,325                     49,554                     49,554
GNMA, 7.00%, 12/15/08                            194                       194                        195                        195
GNMA, 7.50%, 1/15/27 to 2/15/27                8,480                     8,480                      8,516                      8,516
GNMA, 8.50%, 5/15/27                             218                       218                        224                        224
GNMA, 9.00%, 12/15/19                             63                        63                         66                         66
GNMA, TBA, 7.00%, 11/1/30                     28,460                    28,460                     28,051                     28,051

                                                                                  --------------------------------------------------
TOTAL MORTGAGE PASS THRU -                                                              18,882    499,445            0       518,327
                                                                                  --------------------------------------------------


PRIVATE PLACEMENTS - 0.7%

CO-OP APARTMENTS - 0.7%
 180 East End Avenue Note,
 secured by first mortgage and
 agreement on co-op apartment
 building                                   -  4,415                     4,415                      4,176                      4,176
 in New York City,6.88%,
 1/1/29(f)
200 East 57th Street, secured
 by first mortgage and agreement
 on co-op apartment building                - 10,900                    10,900                     10,110                     10,110
 in New York City, 6.50%,
 1/1/14(f)
81 Irving Place Note, secured
 by first mortgage and agreement
 on co-op apartment building                -  3,239                     3,239                      3,071                      3,071
 in New York City, 6.95%,
 1/1/29(f)

                                                                                  --------------------------------------------------
TOTAL PRIVATE PLACEMENTS -                                                                   0     17,357            0        17,357
                                                                                  --------------------------------------------------


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES - 0.4%

Province of Quebec, 6.50%,
1/17/06                                        4,700                     4,700                      4,610                      4,610
Quebec Province, 7.50%, 9/15/29         4,200                            4,200           4,259                                 4,259

                                                                                  --------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS AND
AGENCIES -                                                                               4,259      4,610            0         8,869
                                                                                  --------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES - 8.8%

FHLB, 4.88%, 1/22/02                    8,000                            8,000           7,849                                 7,849
FHLMC, 6.88%, 9/15/10(s)                      61,175                    61,175                     61,959                     61,959
FHLMC, 5.00%, 1/15/04                   8,000                            8,000           7,654                                 7,654
FHLMC,5.13%, 10/15/08                   3,500                            3,500           3,165                                 3,165
FNMA, 7.00%, 7/15/05(s)                       59,297                    59,297                     60,418                     60,418
FNMA, 7.13%, 6/15/10(s)                       29,271                    29,271                     30,154                     30,154
FNMA, 5.13%, 2/13/04                    9,800                            9,800           9,405                                 9,405
FNMA,5.75%, 4/15/03                     7,500                            7,500           7,383                                 7,383
FNMA, 5.88%, 4/23/04                    3,500                            3,500           3,392                                 3,392
FNMA, 6.00%, 5/15/08                    7,000                            7,000           6,723                                 6,723
FNMA, 6.63%, 9/15/09                   10,000                           10,000           9,941                                 9,941

                                                                                  --------------------------------------------------
TOTAL U. S. GOVERNMENT AGENCY
SECURITIES -                                                                            55,512    152,531            0       208,043
                                                                                  --------------------------------------------------

U.S. TREASURY SECURITIES - 14.4%

U.S. Treasury Bonds, 5.25%,
2/15/29                                        7,005                     7,005                      6,376                      6,376
U.S. Treasury Bonds, 6.75%,
8/15/26                                       40,743                    40,743                     44,856                     44,856
U.S. Treasury Bonds, 8.00%,
11/15/21                                       4,150                     4,150                      5,129                      5,129
U.S. Treasury Bonds, 8.88%,
2/15/19                                       70,195                    70,195                     92,252                     92,252
U.S. Treasury Notes, 5.75%,
8/15/10(s)                                    50,965                    50,965                     50,917                     50,917
U.S. Treasury Notes, 6.75%,
5/15/05(s)                                       330                       330                        342                        342
U.S. Treasury Notes, 6.88%,
5/15/06(s)                                    14,950                    14,950                     15,665                     15,665
U.S. Treasury STRIPS, PO,
6.47%, 11/15/15                               38,155                    38,155                     15,604                     15,604
U.S. Treasury Notes & Bonds,
5.25%, 2/15/29                          1,500                            1,500           1,365                                 1,365
U.S. Treasury Notes & Bonds,
5.88%, 11/15/05                        23,000                           23,000          23,079                                23,079
U.S. Treasury Notes & Bonds,
6.13%, 8/15/29                          6,000                            6,000           6,214                                 6,214
U.S. Treasury Notes & Bonds,
6.25%, 8/31/02                          9,000                            9,000           9,035                                 9,035
U.S. Treasury Notes & Bonds,
6.5%, 5/31/02                          11,000                           11,000          11,065                                11,065
U.S. Treasury Notes & Bonds,
6.5%, 8/15/05                          25,290                           25,290          25,990                                25,990
U.S. Treasury Notes & Bonds,
8.13%, 8/15/19                         26,000                           26,000          32,126                                32,126

                                                                                  --------------------------------------------------
TOTAL U.S. TREASURY SECURITIES -                                                       108,874    231,140            0       340,014
                                                                                  --------------------------------------------------

SHORT-TERM INVESTMENTS - 17.5%

COMMERCIAL PAPER - 3.4%
Morgan Stanley, 6.58%,
11/1/00(s)                                    50,000                    50,000                     49,991                     49,991
Salomon Smith Barney 6.60%,
11/1/00(s)                                    30,719                    30,719                     30,713                     30,713
                                                                                  --------------------------------------------------
                                                                                             0     80,704                     80,704
                                                                                  --------------------------------------------------

INVESTMENT COMPANIES - 13.7%
J.P. Morgan Institutional Prime
Money Market Fund(s)*                        320,834        (499)(a)   320,335                    320,834        (499)(a)    320,335
                                                                                  --------------------------------------------------
                                                                                             0    320,834        (499)       320,335
                                                                                  --------------------------------------------------

U.S. TREASURY SECURITIES - 0.1%
U.S. Treasury Notes, 5.63%,
11/30/00(s)                                    2,700                     2,700                      2,699                      2,699
                                                                                  --------------------------------------------------
                                                                                             0      2,699            0         2,699
                                                                                  --------------------------------------------------

REPURCHASE AGREEMENTS - 0.3%
Greenwich Capital Markets,
 Inc., 6.55%, due 11/01/00,
 (dated 10/31/00, proceeds
 $6,706, secured by FNMA,
 $6,805, 6.75%, due 6/18/21;
 value $6,840)                          6,705                            6,705           6,705                                 6,705
                                                                                  --------------------------------------------------
                                                                                         6,705          0                      6,705
                                                                                  --------------------------------------------------


                  See Notes to Pro Forma Financial Statements

                                               SHARES/PRINCIPAL AMOUNT                              MARKET VALUE
                                               -----------------------                              ------------
                                                                         PRO                                                 PRO
                                            THE U.S.                    FORMA                    THE U.S.                   FORMA
                                 JPMORGAN    FIXED       PRO           COMBINED     JPMORGAN      FIXED        PRO         COMBINED
                                   BOND     INCOME      FORMA          JPMORGAN       BOND       INCOME       FORMA        JPMORGAN
                                 FUND I(1) PORTFOLIO  ADJUSTMENTS      BOND FUND    FUND I(1)   PORTFOLIO  ADJUSTMENTS     BOND FUND
                                 -----------------------------------------------  --------------------------------------------------
TOTAL INVESTMENT SECURITIES -
(COST $2,358,612)                                                                      383,324  1,972,306        (499)     2,355,131

FUTURES CONTRACTS

                                                    UNDERLYING
                                                      FACE
                                                      AMOUNT                                            NET UNREALIZED
PURCHASED                      EXPIRATION DATE       AT VALUE        NUMBER OF CONTRACTS           APPRECIATION (DEPRECIATION)
---------                      ---------------     -----------      ---------------------   ----------------------------------------
U.S. Two-Year Treasury Note    December 2000       $84,052,500         420        420              (160,122)         (160,122)
U.S. Five-Year Treasury Note   December 2000        35,542,688         353        353               334,510           334,510
                                                                                            ----------------------------------------
                                                                                                -   174,388     -     174,388
                                                                                            ----------------------------------------

SOLD
----
U.S. Ten-Year Treasury Note    December 2000       112,283,990       1,115      1,115              (746,864)         (746,864)
U.S. Five-Year Treasury Note   December 2000        13,279,219         133        133                25,956            25,956
                                                                                            ----------------------------------------
                                                                                                -  (720,908)    -    (720,908)
                                                                                            ----------------------------------------

FHLB - Feneral Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect at October 31, 2000.
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
PO - Principal only resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ - Sequential Payor
STRIPS - Separate Trading of Registered Interest and Principal of Securities.

SUB - Step-up Bond. The maturity date shown is the earlier of the call date of maturity date; the reate shown is the rate in ecfect at October 31, 2000.
TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
144A - Securities restricted for resale to Qualified Institutional Buyers
(a) Reflects the redemption of short-term securities of the J.P. Morgan U.S. Fixed Income - Advisor Series
(d) Defaulted security
(f) Illiquid and fair valued security. Approximately $17,356,656 or 0.9% of the market value of the securities have been valued at fair value.
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.
* Money Market Mutual Fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
+  Non-income producing security
(1) Formerly Chase Vista Select Intermediate Bond Fund.


                  See Notes to Pro Forma Financial Statements

           J.P. MORGAN BOND FUND/ J.P. MORGAN INSTITUTIONAL BOND FUND/
                J.P. MORGAN INSTITUTIONAL BOND FUND - ULTRA/ THE
       U.S. FIXED INCOME PORTFOLIO / JPMORGAN INTERMEDIATE BOND FUND (1)
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF OCTOBER 31, 2000 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                                                     J.P. MORGAN    J.P. MORGAN     J.P. MORGAN      THE U.S. FIXED
                                                                      BOND FUND    INSTITUTIONAL    INSTITUTIONAL        INCOME
                                                                                      BOND FUND   BOND FUND - ULTRA     PORTFOLIO
                                                                    -----------    -------------  -----------------  --------------
ASSETS:
   Investments at Value                                                     $  -          $  -               $  -      $  1,972,306
   Investment in The U.S. Fixed Income Portfolio, at value               242,750       909,964            469,196                 -
   Cash -                                                                      -             -               -
   Receivable for Investment Sold                                              -             -                  -            215,450
   Dividend and Interest Receivable                                            -             -                  -             16,802
   Receivable for Shares of Beneficial Interest Sold                         407           726                 37                 -
   Variation Margin Receivable                                                 -             -                297
   Receivable for Expense Reimbursements                                       -             -                  -                 -
   Prepaid Trustees' Fees and Expenses                                         1             1                  1                 6
   Deferred Organization Expense                                               -             -                  3                 -
   Prepaid Expenses and Other Assets                                           1             2                  -                57
                                                                    ------------  ------------       ------------      ------------
   TOTAL ASSETS                                                          243,159       910,693            469,237         2,204,918
                                                                    ------------  ------------       ------------      ------------


LIABILITIES:
   Securities Purchased Payable                                                -             -                  -           581,888
   Payable for Shares of Beneficial Interest Redeemed                      2,719           908              2,414                 -
   Dividends Payable to Shareholders                                         154         2,229                688                 -
   Advisory Fee Payable                                                        -             -                  -                411
   Shareholder Servicing Fee Payable                                          51            77                 20                 -
   Administration Services Fee Payable                                         5            18                 10                33
   Due to Custodian                                                            -             -                  -                52
   Administration Fee Payable                                                  -             -                  -                 -
   Fund Services Fee Payable                                                   1             1                  1                 1
   Accrued Expenses and Other Liabilities                                     49            49                 78               124
                                                                    ------------  ------------       ------------      ------------
   TOTAL LIABILITIES                                                       2,979         3,282              3,211           582,509
                                                                    ------------  ------------       ------------      ------------

NET ASSETS:
   Paid-in Capital                                                       248,018       950,359            476,531                 -
   Undistributed (Distributions in Excess of) Net Investment Income          315           787                923                 -
   Accumulated Net Realized Loss                                          (7,952)      (43,481)           (10,844)                -
   Net Unrealized Appreciation (Depreciation) of Investments                (201)         (254)              (584)                -
                                                                    ------------  ------------       ------------      ------------
         Net Assets                                                   $  240,180    $  907,411         $  466,026         1,622,409
                                                                    ============  ============       ============      ============


Shares of beneficial interest outstanding                                 24,290        96,271             48,475                 -

Shares Outstanding                                                             -             -                  -                 -

Net Asset Value Per Share                                                   9.89          9.43               9.61                 -

PRO FORMA WITH CONCURRENT REORGANIZATION
J.P. MORGAN INSTITUTIONAL BOND FUND
Shares outstanding
    Select                                                                     -             -                  -                 -
    Institutional                                                              -             -                  -                 -
    Agency                                                                     -             -                  -                 -

 Net Asset Value Per Share
    Select                                                                     -             -                  -                 -
    Institutional                                                              -             -                  -                 -
    Agency                                                                     -             -                  -                 -

                                                                    ============  ============       ============      ============
                               Cost of Investments                          $  -          $  -               $  -      $ 1,972,799
                                                                    ============  ============       ============      ============



                                                                                                                        PRO FORMA
                                                                               JPMORGAN                                 COMBINED
                                                                              INTERMEDIATE        PRO FORMA             JPMORGAN
                                                                              BOND FUND (1)       ADJUSTMENTS           BOND FUND
ASSETS:
   Investments at Value                                                        $  383,324            $  (499)(f)       $ 2,355,131
   Investment in The U.S. Fixed Income Portfolio, at value                              -         (1,621,910)(a)                 -
   Cash                                                                                 1                  -                     1
   Receivable for Investment Sold                                                       -                  -                15,450
   Dividend and Interest Receivable                                                 5,702                  -                22,504
   Receivable for Shares of Beneficial Interest Sold                                  400                  -                 1,570
   Variation Margin Receivable                                                          -                  -                   297
   Receivable for Expense Reimbursements                                                -                  3 (b)                 3
   Prepaid Trustees' Fees and Expenses                                                  -                  -                     9
   Deferred Organization Expense                                                        -                 (3)(b)                 -
   Prepaid Expenses and Other Assets                                                   10                  -                    70
                                                                             ------------       ------------          ------------
   TOTAL ASSETS                                                                   389,437         (1,622,409)            2,595,035
                                                                             ------------       ------------          ------------

LIABILITIES:
   Securities Purchased Payable                                                         -                  -               581,888
   Payable for Shares of Beneficial Interest Redeemed                                  24                  -                 6,065
   Dividends Payable to Shareholders                                                1,933                  -                 5,004
   Advisory Fee Payable                                                                98                  -                   509
   Shareholder Servicing Fee Payable                                                   82                  -                   230
   Administration Services Fee Payable                                                  -                  -                    66
   Due to Custodian                                                                     7                  -                    59
   Administration Fee Payable                                                          49                  -                     -
   Fund Services Fee Payable                                                            -                  -                     -
   Accrued Expenses and Other Liabilities                                             179                  -                   479
                                                                             ------------       ------------          ------------
   TOTAL LIABILITIES                                                                2,372                  -               594,353
                                                                             ------------       ------------          ------------

NET ASSETS:
   Paid-in Capital                                                                402,912                                2,077,820
   Undistributed (Distributions in Excess of) Net Investment Income                   (58)                 -                 1,967
   Accumulated Net Realized Loss                                                  (13,300)                 -               (75,577)
   Net Unrealized Appreciation (Depreciation) of Investments                       (2,489)                 -                (3,528)
                                                                             ------------       ------------          ------------
         Net Assets                                                            $  387,065      $  (1,622,409)         $  2,000,682
                                                                             ============       ============          ============

Shares of beneficial interest outstanding                                               -           (169,086)(c)                 -

Shares Outstanding                                                                 40,050            (40,050)(d)                 -

Net Asset Value Per Share                                                               9.66              -

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN INSTITUTIONAL BOND FUND
Shares outstanding
    Select                                                                              -             66,541(e)             66,541
    Institutional                                                                       -             96,271(e)             96,271
    Agency                                                                              -             49,443(e)             49,443

 Net Asset Value Per Share
    Select                                                                              -                  -                  9.43
    Institutional                                                                       -                  -                  9.43
    Agency                                                                              -                  -                  9.43

                                                                             ============       ============          ============
                                  Cost of Investments                          $  385,813               $  -          $  2,358,612
                                                                             ============       ============          ============


(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b) Write-off of deferred organization expenses of the portfolio.
(c) Reallocation of feeder fund's beneficial interest to Class A, Select, Institutional, and Agency Shares due to the Concurrent Reorganization.
(d) Reallocation of Chase Vista Select Intermediate Bond Fund shares to Institutional Shares due to the Concurrent Reorganization.
(e) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
(f) Reflects the redemption in short-term securities of the J.P. Morgan Bond Fund- Advisor Series.
(1) Formerly Chase Vista Select Intermediate Bond Fund


                  See Notes to Pro Forma Financial Statements

            JP MORGAN BOND FUND / JP MORGAN INSTITUTIONAL BOND FUND /
               JP MORGAN INSTITUTIONAL BOND FUND - ULTRA / THE US
          FIXED INCOME PORTFOLIO / JPMORGAN INTERMEDIATE BOND FUND (1)
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)



                                                                  J.P. MORGAN     J.P. MORGAN      J.P. MORGAN       THE U.S. FIXED
                                                                   BOND FUND     INSTITUTIONAL    INSTITUTIONAL          INCOME
                                                                                   BOND FUND        BOND FUND -        PORTFOLIO
                                                                                                      ULTRA
 INCOME:

    Allocated Investment Income From Portfolio                     $  15,598        $  64,228        $  26,181             $  -
    Interest Income                                                        -                -                -            84,404
     Dividend Income from Affiliated Investments (includes
     reimbursement from affiliate of $719)                                 -                -                -            20,928
    Dividend income                                                        -                -                -               857
     Allocated Portfolio Expenses                                       (796)          (3,281)          (1,162)               -
                                                                 ------------------------------------------------------------------
        Investment Income                                             14,802           60,947           25,019           106,189
                                                                 ------------------------------------------------------------------

 EXPENSES:

    Advisory Fee                                                           -                -                -             4,648
    Administrative Services Fee                                           55              228               93               377
    Shareholder Servicing Fee                                            567              935              192                -
    Insurance Expense                                                      -                -                -                 4
    Custodian Fees and Expenses                                            -                -                -               265
    Registration Fees                                                     27               32               70                -
    Transfer Agent Fees                                                   42               24               20                -
    Amortization of Organizational Expenses                                -                -                -                -
    Professional Fees                                                     13               17               14                62
    Fund Services Fee                                                      4               15                6                24
    Financial and Fund Accounting Services Fee                             -               24               24                -
    Trustees' Fees and Expenses                                            3               11                4                18
    Printing Expenses                                                      8                4               12                11
    Administration Fee                                                     2               11                4                11
    Distribution Fee                                                       -                -                1                -
    Miscellaneous                                                         35               35               15                -

                                                                 ------------------------------------------------------------------
      Total Expenses                                                     756            1,336              455             5,420
                                                                 ------------------------------------------------------------------
      Less: Amounts Waived
      Less: Reimbursement of Expenses                                      -                -             (276)               -

                                                                 ------------------------------------------------------------------
      Net Expenses                                                       756            1,336              179             5,420
                                                                 ------------------------------------------------------------------

                                                                 ------------------------------------------------------------------
      Net Investment Income                                           14,046           59,611           24,840           100,769
                                                                 ------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                           (2,881)         (16,527)          (1,248)          (33,777)
    Futures Contracts                                                                                                      3,486
    Foreign Currency Contracts and Transactions                                                                            9,635
                                                                 ------------------------------------------------------------------
        Net Realized (Loss)                                           (2,881)         (16,527)          (1,248)          (20,656)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                            3,149           16,693            3,410            24,018
    Futures Contracts                                                                                                        110
    Foreign Currency Contacts and Translations                                                                              (876)
                                                                 ------------------------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)          3,149           16,693            3,410            23,252

                                                                 ------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations   $  14,314        $  59,777        $  27,002        $  103,365
                                                                 ==================================================================




                                                                  JPMORGAN           PRO FORMA               PRO FORMA
                                                                 INTERMEDIATE        ADJUSTMENTS             COMBINED
                                                                  BOND FUND (1)                              JPMORGAN
                                                                                                             BOND FUND
 INCOME:

    Allocated Investment Income From Portfolio                          $  -          ($106,007)(c)                   -
    Interest Income                                                   24,517                 (1)(h)             108,920
     Dividend Income from Affiliated Investments (includes
     reimbursement from affiliate of $719)                  -       20,928
    Dividend income                                                        -                  -                     857
     Allocated Portfolio Expenses                                          -              5,239(b)                    -
                                                                   ----------------------------------------------------
        Investment Income                                             24,517           (100,769)                130,705
                                                                   ----------------------------------------------------

 EXPENSES:

    Advisory Fee                                                       1,137                  -                   5,785
    Administrative Services Fee                                          568              1,564(a)                2,885
    Shareholder Servicing Fee                                            791                156(a)                2,641
    Insurance Expense                                                      -                  -                       4
    Custodian Fees and Expenses                                           92                (88)(f,g)               269
    Registration Fees                                                     10                  -                     139
    Transfer Agent Fees                                                   18                  -                     104
    Amortization of Organizational Expenses                                -                  3(e)                    3
    Professional Fees                                                     33                (63)(g)                  76
    Fund Services Fee                                                      -                  -                      49
    Financial and Fund Accounting Services Fee                             -                (48)(f)                   -
    Trustees' Fees and Expenses                                           19                  -                      55
    Printing Expenses                                                     24                (20)(g)                  39
    Administration Fee                                                     -                  -                      28
    Distribution Fee                                                       -                  -                       1
    Miscellaneous                                                         20                  -                     105

                                                                   ----------------------------------------------------
      Total Expenses                                                   2,712              1,504  -               12,183
                                                                   ----------------------------------------------------
      Less: Amounts Waived                                            (1,504)               (a)                  (1,504)
      Less: Reimbursement of Expenses                                    (73)                 -                    (349)

                                                                   ----------------------------------------------------
      Net Expenses                                                     2,639                  -                  10,330
                                                                   ----------------------------------------------------

                                                                   ----------------------------------------------------
      Net Investment Income                                           21,878           (100,769)                120,374
                                                                   ----------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                           (7,915)            20,656(d)              (41,692)
    Futures Contracts                                                                                             3,486
    Foreign Currency Contracts and Transactions                                                                   9,635
                                                                   ----------------------------------------------------
        Net Realized (Loss)                                           (7,915)            20,656                 (28,571)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                            7,215            (23,252)(d)              31,233
    Futures Contracts                                                                                               110
    Foreign Currency Contacts and Translations                                                                     (876)
                                                                   ----------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)          7,215            (23,252)                 30,467

                                                                   ----------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations   $  21,178           (103,365)             $  122,270
                                                                   ====================================================


(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c)  Reallocation of investments income to feeder funds
(d)  Reallocation of realized and unrealized loss to feeder funds.
(e)  Reflects write-off of deferred organization expenses of the portfolio.
(f)  Reclassification of fund accounting into Custody charge.
(g)  Reduction reflects expected benefit from combined operations.
(h)  Reflects the elimination of J.P. Morgan - Advisor Series allocated income.
(1)  Formerly Chase Vista Select Intermediate Bond Fund

            JP MORGAN BOND FUND / JP MORGAN INSTITUTIONAL BOND FUND /
   JP MORGAN INSTITUTIONAL BOND FUND - ULTRA / THE US FIXED INCOME PORTFOLIO
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)


                                                                                J.P. MORGAN     J.P. MORGAN        J.P. MORGAN
                                                                                 BOND FUND     INSTITUTIONAL      INSTITUTIONAL
                                                                                                 BOND FUND           BOND FUND
                                                                                                                     - ULTRA
 INCOME:

    Allocated Investment Income From Portfolio                                    $  15,598         $  64,228          $  26,181
    Interest Income                                                                       -                 -                  -
     Dividend Income from Affiliated Investments (includes
     reimbursement from affiliate of $719)                                                -                 -                  -
    Dividend income                                                                       -                 -                  -
     Allocated Portfolio Expenses                                                      (796)           (3,281)            (1,162)
                                                                            ----------------------------------------------------
        Investment Income                                                            14,802            60,947             25,019
                                                                            ----------------------------------------------------

 EXPENSES:

    Advisory Fee                                                                          -                 -                  -
    Administrative Services Fee                                                          55               228                 93
    Shareholder Servicing Fee                                                           567               935                192
    Custodian Fees and Expenses                                                           -                 -                  -
    Registration Fees                                                                    27                32                 70
    Transfer Agent Fees                                                                  42                24                 20
    Professional Fees                                                                    13                17                 14
    Fund Services Fee                                                                     4                15                  6
    Financial and Fund Accounting Services Fee                                            -                24                 24
    Trustees' Fees and Expenses                                                           3                11                  4
    Printing Expenses                                                                     8                 4                 12
    Administration Fee                                                                    2                11                  4
    Insurance Expense                                                                     -                 -                  -
    Amortization of Organizational Expenses                                               -                 -                  -
    Distribution Fee                                                                      -                 -                  1
    Miscellaneous                                                                        35                35                 15

                                                                            ----------------------------------------------------
      Total Expenses                                                                    756             1,336                455
                                                                            ----------------------------------------------------
      Less: Amounts Waived                                                                -                 -                  -
      Less: Reimbursement of Expenses                                                     -                 -               (276)

                                                                            ----------------------------------------------------
      Net Expenses                                                                      756             1,336                179
                                                                            ----------------------------------------------------

                                                                            ----------------------------------------------------
      Net Investment Income                                                          14,046            59,611             24,840
                                                                            ----------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                                          (2,881)          (16,527)            (1,248)
    Futures Contracts                                                                     -                 -                  -
    Foreign Currency Contracts and Transactions                                           -                 -                  -
                                                                            ----------------------------------------------------
        Net Realized (Loss)                                                          (2,881)          (16,527)            (1,248)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                                           3,149            16,693              3,410
    Futures Contracts                                                                     -                 -                  -
    Foreign Currency Contacts and Translations                                            -                 -                  -
                                                                            ----------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)                         3,149            16,693              3,410

                                                                            ----------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations                  $  14,314         $  59,777          $  27,002
                                                                            ====================================================




                                                                                                                       PRO FORMA
                                                                               THE U.S.            PRO FORMA           COMBINED
                                                                             FIXED INCOME         ADJUSTMENTS          JPMORGAN
                                                                              PORTFOLIO                                BOND FUND
 INCOME:

    Allocated Investment Income From Portfolio                                            -       $  (106,007)(c)              -
    Interest Income                                                                  84,404                (1)(h)         84,403
     Dividend Income from Affiliated Investments (includes
     reimbursement from affiliate of $719)                                           20,928                 -             20,928
    Dividend income                                                                     857                 -                857
     Allocated Portfolio Expenses                                                         -             5,239(b)              -
                                                                            ----------------------------------------------------
        Investment Income                                                           106,189          (100,769)          106,188
                                                                            ----------------------------------------------------

 EXPENSES:

    Advisory Fee                                                                      4,648                 -              4,648
    Administrative Services Fee                                                         377             1,564(a)           2,317
    Shareholder Servicing Fee                                                             -                 -              1,694
    Custodian Fees and Expenses                                                         265                 5(f,g)           270
    Registration Fees                                                                     -                 -                129
    Transfer Agent Fees                                                                   -                 -                 86
    Professional Fees                                                                    62               (33)(g)             73
    Fund Services Fee                                                                    24                 -                 49
    Financial and Fund Accounting Services Fee                                            -               (48)(f)              -
    Trustees' Fees and Expenses                                                          18                 -                 36
    Printing Expenses                                                                    11               (10)(g)             25
    Administration Fee                                                                   11                 -                 28
    Insurance Expense                                                                     4                 -                  4
    Amortization of Organizational Expenses                                               -                 3(e)               3
    Distribution Fee                                                                      -                 -                  1
    Miscellaneous                                                                         -                 -                 85

                                                                            ----------------------------------------------------
      Total Expenses                                                                  5,420             1,481   -          9,448
                                                                            ----------------------------------------------------
      Less: Amounts Waived                                                                -            (1,481)(a)         (1,481)
      Less: Reimbursement of Expenses                                                     -                 -               (276)

                                                                            ----------------------------------------------------
      Net Expenses                                                                    5,420                 -              7,691
                                                                            ----------------------------------------------------

                                                                            ----------------------------------------------------
      Net Investment Income                                                         100,769          (100,769)            98,497
                                                                            ----------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                                         (33,777)           20,656(d)         (33,777)
    Futures Contracts                                                                 3,486                 -              3,486
    Foreign Currency Contracts and Transactions                                       9,635                 -              9,635
                                                                            ----------------------------------------------------
        Net Realized (Loss)                                                         (20,656)           20,656            (20,656)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                                          24,018           (23,252)(d)         24,018
    Futures Contracts                                                                   110                 -                110
    Foreign Currency Contacts and Translations                                         (876)                -               (876)
                                                                            ----------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)                        23,252           (23,252)            23,252

                                                                            ----------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations                 $  103,365       $  (103,365)        $  101,093
                                                                            ====================================================


(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investments income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects write-off of deferred organization expenses of the portfolio.
(f) Reclassification of fund accounting into Custody charge.
(g) Reduction reflects expected benefit from combined operations.
(h) Reflects the elimination of J.P. Morgan - Advisor Series allocated income.


                  See Notes to Pro Forma Financial Statements

           JP MORGAN BOND FUND / JP MORGAN INSTITUTIONAL BOND FUND /
   JP MORGAN INSTITUTIONAL BOND FUND - ULTRA/ THE U.S. FIXED INCOME PORTFOLIO
              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                       AS OF OCTOBER 31, 2000 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                                                                J.P. MORGAN      J.P. MORGAN      J.P. MORGAN
                                                                                 BOND FUND      INSTITUTIONAL  INSTITUTIONAL BOND
                                                                                                  BOND FUND       FUND - ULTRA

ASSETS:
   Investments at Value ( Cost $1,972,799,418)                                 $         -        $        -       $        -
   Investment in The U.S. Fixed Income Portfolio, at value                         242,750           909,964          469,196
   Cash                                                                                  -                 -                -
   Receivable for Investment Sold                                                        -                 -                -
   Dividend and Interest Receivable                                                      -                 -                -
   Receivable for Shares of Beneficial Interest Sold                                   407               726               37
   Variation Margin Receivable                                                           -                 -                -
   Receivable for Expense Reimbursements                                                 -                 -                -
   Deferred Organization Expense                                                         -                 -                3
   Prepaid Trustees' Fees and Expenses                                                   1                 1                1
   Prepaid Expenses and Other Assets                                                     1                 2                -
                                                                               -----------        ----------       ----------
   TOTAL ASSETS                                                                    243,159           910,693          469,237
                                                                               -----------        ----------       ----------

LIABILITIES:
   Securities Purchased Payable                                                          -                 -                -
   Payable for Shares of Beneficial Interest Redeemed                                2,719               908            2,414
   Dividends Payable to Shareholders                                                   154             2,229              688
   Advisory Fee Payable                                                                  -                 -                -
   Shareholder Servicing Fee Payable                                                    51                77               20
   Due to Custodian                                                                      -                 -                -
   Administration Services Fee Payable                                                   5                18               10
   Fund Services Fee Payable                                                             1                 1                1
   Accrued Expenses and Other Liabilities                                               49                49               78
                                                                               -----------        ----------       ----------
   TOTAL LIABILITIES                                                                 2,979             3,282            3,211
                                                                               -----------        ----------       ----------

NET ASSETS:
   Paid-in Capital                                                                 248,018           950,359          476,531
   Undistributed (Distributions in Excess of) Net Investment Income                    315               787              923
   Accumulated Net Realized Loss                                                    (7,952)          (43,481)         (10,844)
   Net Unrealized Depreciation of Investments                                         (201)             (254)            (584)
                                                                               -----------        ----------       ----------
         Net Assets                                                             $  240,180        $  907,411       $  466,026
                                                                               ===========        ==========       ==========

Shares of beneficial interest outstanding                                           24,290            96,271           48,475

Net Asset Value Per Share                                                             9.89              9.43             9.61

PRO FORMA WITH REORGANIZATION
JPMORGAN BOND FUND
Shares Outstanding
    Select                                                                               -                 -                -
    Institutional                                                                        -                 -                -
    Ultra                                                                                -                 -                -

Net Asset Value Per Share
    Select                                                                               -                 -                -
    Institutional                                                                        -                 -                -
    Ultra                                                                                -                 -                -
                                                                               ===========        ==========       ==========


                                                                                                                    PRO FORMA
                                                                                                                    COMBINED
                                                                             THE U.S. FIXED         PRO FORMA       JPMORGAN
                                                                            INCOME PORTFOLIO       ADJUSTMENTS      BOND FUND
ASSETS:
   Investments at Value ( Cost $1,972,799,418)                                $  1,972,306       $      (499)(e)   $  1,971,807
   Investment in The U.S. Fixed Income Portfolio, at value                               -        (1,621,910)(a)              -
   Cash                                                                                  -                 -                  -
   Receivable for Investment Sold                                                  215,450                 -            215,450
   Dividend and Interest Receivable                                                 16,802                 -             16,802
   Receivable for Shares of Beneficial Interest Sold                                     -                 -              1,170
   Variation Margin Receivable                                                         297                 -                297
   Receivable for Expense Reimbursements                                                 -                 3(b)               3
   Deferred Organization Expense                                                         -                (3)(b)              -
   Prepaid Trustees' Fees and Expenses                                                   6                 -                  9
   Prepaid Expenses and Other Assets                                                    57                 -                 60
                                                                               -----------       -----------       ------------
   TOTAL ASSETS                                                                  2,204,918        (1,622,409)         2,205,598
                                                                               -----------       -----------       ------------

LIABILITIES:
   Securities Purchased Payable                                                    581,888                 -            581,888
   Payable for Shares of Beneficial Interest Redeemed                                    -                 -              6,041
   Dividends Payable to Shareholders                                                     -                 -              3,071
   Advisory Fee Payable                                                                411                 -                411
   Shareholder Servicing Fee Payable                                                     -                 -                148
   Due to Custodian                                                                     52                 -                 52
   Administration Services Fee Payable                                                  33                 -                 66
   Fund Services Fee Payable                                                             1                 -                  4
   Accrued Expenses and Other Liabilities                                              124                 -                300
                                                                                                           -                  -
                                                                               -----------       -----------       ------------
   TOTAL LIABILITIES                                                               582,509                 -            591,981
                                                                               -----------       -----------       ------------

NET ASSETS:
   Paid-in Capital                                                                       -                 -          1,674,908
   Undistributed (Distributions in Excess of) Net Investment Income                      -                 -              2,025
   Accumulated Net Realized Loss                                                         -                 -            (62,277)
   Net Unrealized Depreciation of Investments                                            -                 -             (1,039)
                                                                                                        -
                                                                               -----------       -----------       ------------
         Net Assets                                                            $ 1,622,409       $(1,622,409)      $  1,613,617
                                                                               ===========       ===========       ============

Shares of beneficial interest outstanding                                                -          (169,036)(c)              -

Net Asset Value Per Share                                                                -                 -                  -

PRO FORMA WITH REORGANIZATION
JPMORGAN BOND FUND
Shares Outstanding
    Select                                                                               -            25,482(d)          25,482
    Institutional                                                                        -            96,271(d)          96,271
    Ultra                                                                                -            49,443(d)          49,443

Net Asset Value Per Share
    Select                                                                               -                 -               9.43
    Institutional                                                                        -                 -               9.43
    Ultra                                                                                -                 -               9.43
                                                                               ===========       ===========       ============


(a) Reflects reallocation of investment from the feeder funds to the master portfolio.
(b) Write-off of deferred organization expenses of the portfolio.
(c) Reallocation of feeder fund's beneficial interest to Class A, Select, Institutional, and Agency Shares due to the Reorganization
(d) Reflects the additional number of shares outstanding due to the Reorganization
(e) Reflects the redemption in short-term securities of the J.P. Morgan Bond Fund- Advisor Series.


                  See Notes to Pro Forma Financial Statements

         J.P. MORGAN BOND FUND / J.P. MORGAN INSTITUTIONAL BOND FUND /
                  J.P. MORGAN INSTITUTIONAL BOND FUND - ULTRA

        THE U.S. FIXED INCOME PORTFOLIO / JPMORGAN BOND FUND II (1) /
                       JPMORGAN INTERMEDIATE BOND FUND (2)
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)


                                                                      J.P. MORGAN    J.P. MORGAN      J.P. MORGAN    THE U.S. FIXED
                                                                       BOND FUND    INSTITUTIONAL    INSTITUTIONAL      INCOME
                                                                                      BOND FUND    BOND FUND - ULTRA   PORTFOLIO
 INCOME:

    Allocated Investment Income From Portfolio                        $  15,598      $  64,228         $  26,181       $      -
    Interest Income                                                           -              -                 -         84,404
     Dividend Income from Affiliated Investments (includes
     reimbursement from affiliate of $719)                                    -              -                 -         20,928
    Dividend income                                                           -              -                 -            857
     Allocated Portfolio Expenses                                          (796)        (3,281)           (1,162)             -
                                                                     --------------------------------------------------------------
        Investment Income                                                14,802         60,947            25,019        106,189
                                                                     --------------------------------------------------------------

 EXPENSES:

    Advisory Fee                                                              -              -                 -          4,648
    Administrative Services Fee                                              55            228                93            377
    Shareholder Servicing Fee                                               567            935               192              -
    Custodian Fees and Expenses                                               -              -                 -            265
    Registration Fees                                                        27             32                70              -
    Printing Expenses                                                         8              4                12             11
    Transfer Agent Fees                                                      42             24                20              -
    Professional Fees                                                        13             17                14             62
    Trustees' Fees and Expenses                                               3             11                 4             18
    Fund Services Fee                                                         4             15                 6             24
    Financial and Fund Accounting Services Fee                                -             24                24              -
    Administration Fee                                                        2             11                 4             11
    Insurance Expense                                                         -              -                 -              4
    Amortization of Organizational Expenses                                   -              -                 -              -
    Distribution Fee                                                          -              -                 1              -
    Miscellaneous                                                            35             35                15              -

                                                                     --------------------------------------------------------------
      Total Expenses                                                        756          1,336               455          5,420
                                                                     --------------------------------------------------------------
      Less: Amounts Waived                                                    -              -                 -              -
      Less: Reimbursement of Expenses                                         -              -              (276)             -

                                                                     --------------------------------------------------------------
      Net Expenses                                                          756          1,336               179          5,420
                                                                     --------------------------------------------------------------

                                                                     --------------------------------------------------------------
      Net Investment Income                                              14,046         59,611            24,840        100,769
                                                                     --------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                              (2,881)       (16,527)           (1,248)       (33,777)
    Futures Contracts                                                         -              -                 -          3,486
    Foreign Currency Contracts and Transactions                               -              -                 -          9,635
                                                                     --------------------------------------------------------------
        Net Realized (Loss)                                              (2,881)       (16,527)           (1,248)       (20,656)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                               3,149         16,693             3,410         24,018
    Futures Contracts                                                         -              -                 -            110
    Foreign Currency Contacts and Translations                                -              -                 -           (876)
                                                                     --------------------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)             3,149         16,693             3,410         23,252

                                                                     --------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations      $  14,314      $  59,777         $  27,002      $ 103,365
                                                                     ===============================================================




                                                                        JPMORGAN        JPMORGAN       PRO FORMA       PRO FORMA
                                                                          BOND        INTERMEDIATE    ADJUSTMENTS       COMBINED
                                                                       FUND II(1)     BOND FUND(2)                      JPMORGAN
                                                                                                                        BOND FUND
 INCOME:

    Allocated Investment Income From Portfolio                          $      -        $      -       $  (106,007)(c)            -
    Interest Income                                                       41,374          24,517                (1)(h)      150,294
     Dividend Income from Affiliated Investments (includes
     reimbursement from affiliate of $719)                                     -               -                 -           20,928
    Dividend income                                                            -               -                 -              857
     Allocated Portfolio Expenses                                              -               -             5,239(b)            -
                                                                     --------------------------------------------------------------
        Investment Income                                                 41,374          24,517          (100,769)         172,079
                                                                     --------------------------------------------------------------

 EXPENSES:

    Advisory Fee                                                           1,777           1,137               (16)           7,546
    Administrative Services Fee                                              888             568             1,524(a)         3,733
    Shareholder Servicing Fee                                              1,223             791               412(a)         4,120
    Custodian Fees and Expenses                                              141              92              (228)(f,g)        270
    Registration Fees                                                         29              10                 -              168
    Printing Expenses                                                         29              24                31(g)           119
    Transfer Agent Fees                                                       12              18                 -              116
    Professional Fees                                                         46              33               (94)(g)           91
    Trustees' Fees and Expenses                                               30              19                 -               85
    Fund Services Fee                                                          -               -                 -               49
    Financial and Fund Accounting Services Fee                                 -               -               (48)(f)            -
    Administration Fee                                                         -               -                 -               28
    Insurance Expense                                                          -               -                 -                4
    Amortization of Organizational Expenses                                    -               -                 -                -
    Distribution Fee                                                           -               -                 -                1
    Miscellaneous                                                             39              20                 3(e)           147

                                                                     --------------------------------------------------------------
      Total Expenses                                                       4,214           2,712             1,584    -      16,477
                                                                     --------------------------------------------------------------
      Less: Amounts Waived                                                     -               -            (1,584)(a)       (1,584)
      Less: Reimbursement of Expenses                                       (126)            (73)             (852)(a)       (1,327)

                                                                     --------------------------------------------------------------
      Net Expenses                                                         4,088           2,639              (852)          13,566
                                                                     --------------------------------------------------------------

                                                                     --------------------------------------------------------------
      Net Investment Income                                               37,286          21,878           (99,917)         158,513
                                                                     --------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                              (17,973)         (7,915)           20,656(d)       (59,665)
    Futures Contracts                                                     (3,015)              -                 -              471
    Foreign Currency Contracts and Transactions                                -               -                 -            9,635
                                                                     --------------------------------------------------------------
        Net Realized (Loss)                                              (20,988)         (7,915)           20,656          (49,559)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                               15,076           7,215           (23,252)(d)       46,309
    Futures Contracts                                                       (188)              -                 -              (78)
    Foreign Currency Contacts and Translations                                 -               -                 -             (876)
                                                                     --------------------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)             14,888           7,215           (23,252)          45,355

                                                                     --------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations       $  31,186       $  21,178       $  (102,513)      $  154,309
                                                                     ==============================================================


(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investments income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects write-off of deferred organization expenses of the portfolio.
(f) Reclassification of fund accounting into Custody charge.
(g) Reduction reflects expected benefit from combined operations.
(h) Reflects the elimination of J.P. Morgan - Advisor Series allocated income.
(1) Formerly Chase Vista Select Bond Fund
(2) Formerly Chase Vista Select Intermediate Bond Fund


                  See Notes to Pro Forma Financial Statements

          J.P. MORGAN BOND FUND/ J.P. MORGAN INSTITUTIONAL BOND FUND/
 J.P. MORGAN INSTITUTIONAL BOND FUND -  ULTRA/ THE U.S. FIXED INCOME PORTFOLIO/
         JPMORGAN BOND FUND II(1) / JPMORGAN INTERMEDIATE BOND FUND (2)
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2000
                                   (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                      J.P. MORGAN
                                                                                        J.P. MORGAN   INSTITUTIONAL   THE U.S.
                                                                        J. P. MORGAN  INSTITUTIONAL   BOND FUND       FIXED INCOME
                                                                        BOND FUND     BOND FUND      - ULTRA          PORTFOLIO

ASSETS:
   Investments at Value                                                  $        -    $        -    $         -     $   1,972,306
   Investment in The U.S. Fixed Income Portfolio, at value                  242,750       909,964        469,196                 -
   Cash                                                                           -             -              -                 -
   Receivable for Investment Sold                                                 -             -              -           215,450
   Dividend and Interest Receivable                                               -             -              -            16,802
   Receivable for Shares of Beneficial Interest Sold                            407           726             37                 -
   Variation Margin Receivable                                                    -             -              -               297
   Receivable for Expense Reimbursements                                          -             -              -                 -
   Deferred Organization Expense                                                  -             -              3                 -
   Prepaid Trustees' Fees and Expenses                                            1             1              1                 6
   Prepaid Expenses and Other Assets                                              1             2              -                57
                                                                        -----------   -----------    -----------     -------------
   TOTAL ASSETS                                                             243,159       910,693        469,237         2,204,918
                                                                        -----------   -----------    -----------     -------------

LIABILITIES:
   Securities Purchased Payable                                                   -             -              -           581,888
   Dividends Payable to Shareholders                                            154         2,229            688                 -
   Payable for Shares of Beneficial Interest Redeemed                         2,719           908          2,414                 -
   Advisory Fee Payable                                                           -             -              -               411
   Shareholder Servicing Fee Payable                                             51            77             20                 -
   Administration Fee Payable                                                     -             -              -                 -
   Due to Custodian                                                               -             -              -                52
   Administration Services Fee Payable                                            5            18             10                33
   Fund Services Fee Payable                                                      1             1              1                 1
   Accrued Expenses and Other Liabilities                                        49            49             78               124
                                                                        -----------   -----------    -----------     -------------
   TOTAL LIABILITIES                                                          2,979         3,282          3,211           582,509
                                                                        -----------   -----------    -----------     -------------
NET ASSETS:
   Paid-in Capital                                                          248,018       950,359        476,531                 -
   Undistributed (Distributions in Excess of) Net
   Investment Income                                                            315           787            923                 -
   Accumulated Net Realized Loss                                             (7,952)      (43,481)       (10,844)                -
   Net Unrealized Appreciation of Investment                                   (201)         (254)          (584)                -
                                                                        -----------   -----------    -----------     -------------
            Net Assets                                                   $  240,180    $  907,411    $   466,026         1,622,409
                                                                        ===========   ===========    ===========     =============

Shares of Beneficial Interest Outstanding                                    24,290        96,271         48,475                 -

Shares Outstanding                                                                -             -              -                 -

Net Asset Value Per Share                                                      9.89          9.43           9.61                 -

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN BOND FUND
Shares Outstanding
   Select                                                                         -             -              -
   Institutional                                                                  -             -              -
   Agency                                                                         -             -              -

Net Asset Value Per Share
   Select                                                                         -             -              -
   Institutional                                                                  -             -              -
   Agency                                                                         -             -              -
                                                                        ===========   ===========    ===========     =============
      Cost of Investments                                                $        -    $        -    $         -      $  1,972,799
                                                                        ===========   ===========    ===========     =============
                                                                      JPMORGAN        JPMORGAN       PRO FORMA       PRO FORMA
                                                                        BOND        INTERMEDIATE    ADJUSTMENTS       COMBINED
                                                                     FUND II(1)     BOND FUND(2)                      JPMORGAN
                                                                                                                     BOND FUND
ASSETS:
   Investments at Value                                               $  582,001    $  383,324    $      (499)(f)     $2,937,132
   Investment in The U.S. Fixed Income Portfolio, at value                     -             -     (1,621,910)(a)              -
   Cash                                                                        -             1              -                  -
   Receivable for Investment Sold                                              -             -              -            215,450
   Dividend and Interest Receivable                                        7,981         5,702              -             30,485
   Receivable for Shares of Beneficial Interest Sold                       1,116           400              -              2,686
   Variation Margin Receivable                                                97             -              -                394
   Receivable for Expense Reimbursements                                       -             -              3(b)               3
   Deferred Organization Expense                                               -             -             (3)(b)              -
   Prepaid Trustees' Fees and Expenses                                         -             -              -                  9
   Prepaid Expenses and Other Assets                                          16            10              -                 86
                                                                    ------------   -----------    -----------        -----------
   TOTAL ASSETS                                                          591,211       389,437     (1,622,409)         3,186,245
                                                                    ------------   -----------    -----------        -----------

LIABILITIES:
   Securities Purchased Payable                                                -             -              -            581,888
   Dividends Payable to Shareholders                                       3,161         1,933              -              8,165
   Payable for Shares of Beneficial Interest Redeemed                        125            24              -              6,190
   Advisory Fee Payable                                                      149            98              -                658
   Shareholder Servicing Fee Payable                                         124            82              -                354
   Administration Fee Payable                                                 75            49              -                124
   Due to Custodian                                                           47             7              -                106
   Administration Services Fee Payable                                         -             -              -                 66
   Fund Services Fee Payable                                                   -             -              -                  4
   Accrued Expenses and Other Liabilities                                    161           179              -                640
                                                                    ------------   -----------    -----------        -----------
   TOTAL LIABILITIES                                                       3,842         2,372              -            598,195
                                                                    ------------   -----------    -----------        -----------
NET ASSETS:
   Paid-in Capital                                                       619,499       402,912              -          2,697,319
   Undistributed (Distributions in Excess of) Net
   Investment Income                                                          65           (58)             -              2,032
   Accumulated Net Realized Loss                                         (32,772)      (13,300)             -           (108,349)
   Net Unrealized Appreciation of Investment                                 577        (2,489)             -             (2,951)
                                                                    ------------   -----------    -----------        -----------
            Net Assets                                                $  587,369    $  387,065    $(1,622,409)      $  2,588,051
                                                                    ============   ===========    ===========        ===========

Shares of Beneficial Interest Outstanding                                      -             -       (169,036)(c)              -

Shares Outstanding                                                        15,449        40,050        (55,499)(d)              -

Net Asset Value Per Share                                                  38.02          9.66

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN BOND FUND
Shares Outstanding
   Select                                                                      -             -        128,863(e)         128,863
   Institutional                                                               -             -         96,271(e)          96,271
   Agency                                                                      -             -         49,443(e)          49,443

Net Asset Value Per Share
   Select                                                                      -             -              -               9.43
   Institutional                                                               -             -              -               9.43
   Agency                                                                      -             -              -               9.43
                                                                    ============   ===========    ===========        ===========
      Cost of Investments                                             $  581,127    $  385,813    $         -       $  2,939,739
                                                                    ============   ===========    ===========        ===========

(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b) Write-off of deferred organization expenses of the portfolio.
(c) Reallocation of feeder fund's beneficial interest to Class A, Select, Institutional, and Agency Shares due to the Concurrent Reorganization.
(d) Reallocation of Chase Vista Select Bond Fund and Chase Vista Select Intermediate Bond Fund shares to Institutional Shares due to the Concurrent Reorganization
(e) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
(f) Reflects the redemption in short-term securities of the J.P. Morgan Bond Fund- Advisor Series.
(1) Formerly Chase Vista Select Bond Fund.
(2) Formerly Chase Vista Select Intermediate Bond Fund.


                  See Notes to Pro Forma Financial Statements

        JP MORGAN BOND FUND / JP MORGAN INSTITUTIONAL BOND FUND /
  JP MORGAN INSTITUTIONAL BOND FUND - ULTRA / THE US FIXED INCOME PORTFOLIO /
   JPMORGAN BOND FUND II(1) PRO FORMA COMBINING STATEMENT OF OPERATIONS FOR
                 THE TWELVE MONTHS ENDED OCTOBER 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                                        J.P. MORGAN    THE U.S.
                                                                                        J.P. MORGAN     INSTITUTIONAL  FIXED
                                                                          J.P. MORGAN   INSTITUTIONAL   BOND FUND      INCOME
                                                                          BOND FUND     BOND FUND       - ULTRA        PORTFOLIO
 INCOME:
    Allocated Investment Income From Portfolio                             $   15,598    $   64,228    $    26,181     $          -
    Interest Income                                                                 -             -              -           84,404
     Dividend Income from Affiliated Investments (includes reimbursement
      from affiliate of $719)                                                       -             -              -           20,928
    Dividend income                                                                 -             -              -              857
     Allocated Portfolio Expenses                                                (796)       (3,281)        (1,162)               -
                                                                          ---------------------------------------------------------
          Investment Income                                                    14,802        60,947         25,019          106,189
                                                                          ---------------------------------------------------------
 EXPENSES:

    Advisory Fee                                                                    -             -              -            4,648
    Administrative Services Fee                                                    55           228             93              377
    Shareholder Servicing Fee                                                     567           935            192                -
    Custodian Fees and Expenses                                                     -             -              -              265
    Registration Fees                                                              27            32             70                -
    Transfer Agent Fees                                                            42            24             20                -
    Professional Fees                                                              13            17             14               62
    Fund Services Fee                                                               4            15              6               24
    Financial and Fund Accounting Services Fee                                      -            24             24                -
    Trustees' Fees and Expenses                                                     3            11              4               18
    Printing Expenses                                                               8             4             12               11
    Administration Fee                                                              2            11              4               11
    Insurance Expense                                                               -             -              -                4
    Amortization of Organizational Expenses                                         -             -              -                -
    Distribution Fee                                                                -             -              1                -
    Miscellaneous                                                                  35            35             15                -
                                                                          ---------------------------------------------------------
       Total Expenses                                                             756         1,336            455            5,420
                                                                          ---------------------------------------------------------
       Less: Amounts Waived
       Less: Reimbursement of Expenses                                              -             -           (276)               -
                                                                          ---------------------------------------------------------
       Net Expenses                                                               756         1,336            179            5,420
                                                                          ---------------------------------------------------------

                                                                          ---------------------------------------------------------
       Net Investment Income                                                   14,046        59,611         24,840          100,769
                                                                          ---------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                                    (2,881)      (16,527)        (1,248)         (33,777)
    Futures Contracts                                                               -             -              -            3,486
    Foreign Currency Contracts and Transactions                                     -             -              -            9,635
                                                                          ---------------------------------------------------------
        Net Realized (Loss)                                                    (2,881)      (16,527)        (1,248)         (20,656)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                                     3,149        16,693          3,410           24,018
    Futures Contracts                                                               -             -              -              110
    Foreign Currency Contacts and Translations                                      -             -              -             (876)
                                                                          ---------------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)                   3,149        16,693          3,410           23,252
                                                                          ---------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations           $   14,314    $   59,777    $    27,002       $  103,365
                                                                          =========================================================



                                                                                                                        PRO FORMA
                                                                          JPMORGAN                                      COMBINED
                                                                              BOND          PRO FORMA                   JPMORGAN
                                                                          FUND II(1)       ADJUSTMENTS                  BOND FUND
 INCOME:

    Allocated Investment Income From Portfolio                             $        -      (106,007)(c)                           -
    Interest Income                                                            41,374            (1)(h)                     125,777
     Dividend Income from Affiliated Investments (includes reimbursement
      from affiliate of $719)                                                       -             -                          20,928
    Dividend income                                                                 -             -                             857
     Allocated Portfolio Expenses                                                   -         5,239(b)                            -
                                                                          ---------------------------------------------------------
          Investment Income                                                    41,374      (100,769)                        147,562
                                                                          ---------------------------------------------------------
 EXPENSES:

    Advisory Fee                                                                1,777             -                           6,425
    Administrative Services Fee                                                   888         1,564(a)                        3,205
    Shareholder Servicing Fee                                                   1,223           257(a)                        3,174
    Custodian Fees and Expenses                                                   141           136(f,g)                        542
    Registration Fees                                                              29             -                             158
    Transfer Agent Fees                                                            12             -                              98
    Professional Fees                                                              46           (64)(g)                          88
    Fund Services Fee                                                               -             -                              49
    Financial and Fund Accounting Services Fee                                      -           (48)(f)                           -
    Trustees' Fees and Expenses                                                    30             -                              66
    Printing Expenses                                                              29           (20)(g)                          44
    Administration Fee                                                              -             -                              28
    Insurance Expense                                                               -             -                               4
    Amortization of Organizational Expenses                                         -             -                               -
    Distribution Fee                                                                -             -                               1
    Miscellaneous                                                                  39             3(e)                          127
                                                                          ---------------------------------------------------------
       Total Expenses                                                           4,214         1,828                          14,009
                                                                          ---------------------------------------------------------
       Less: Amounts Waived                                                         -        (1,828)(a)                      (1,828)
       Less: Reimbursement of Expenses                                           (126)            -                            (402)

                                                                          ---------------------------------------------------------
       Net Expenses                                                             4,088             -                          11,779
                                                                          ---------------------------------------------------------

                                                                          ---------------------------------------------------------
       Net Investment Income                                                   37,286      (100,769)                        135,783
                                                                          ---------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 NET REALIZED LOSS
    Investment Transactions                                                   (17,973)       20,656(d)                      (51,750)
    Futures Contracts                                                          (3,015)            -                             471
    Foreign Currency Contracts and Transactions                                     -             -                           9,635
                                                                          ---------------------------------------------------------
        Net Realized (Loss)                                                   (20,988)       20,656                         (41,644)

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
    Investment Transactions                                                    15,076       (23,252)(d)                      39,094
    Futures Contracts                                                            (188)            -                             (78)
    Foreign Currency Contacts and Translations                                      -             -                            (876)
                                                                          ---------------------------------------------------------
         Net Change in Unrealized Appreciation (Depreciation)                  14,888       (23,252)                         38,140
                                                                          ---------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations               31,186      (103,365)                    $   132,279
                                                                          =========================================================

(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investments income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects write-off of deferred organization expenses of the portfolio.
(f) Reclassification of fund accounting into Custody charge.
(g) Reduction reflects expected benefit from combined operations.
(h) Reflects the elimination of J.P. Morgan - Advisor Series allocated income.
(1) Formerly Chase Vista Select Bond Fund.

                  See Notes to Pro Forma Financial Statements

        J.P. MORGAN BOND FUND/ J.P. MORGAN INSTITUTIONAL BOND FUND/
J.P. MORGAN INSTITUTIONAL BOND FUND -  ULTRA/ THE U.S. FIXED INCOME PORTFOLIO/
    JPMORGAN BOND FUND II (1) PRO FORMA COMBINING STATEMENT OF ASSETS AND
                  LIABILITIES AS OF OCTOBER 31, 2000
                               (UNAUDITED)
              (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                                                                                         J.P. MORGAN     THE U.S.
                                                                                          J.P. MORGAN    INSTITUTIONAL   FIXED
                                                                           J. P. MORGAN   INSTITUTIONAL  BOND FUND       INCOME
                                                                           BOND FUND      BOND FUND      - ULTRA         PORTFOLIO
ASSETS:
   Investments at Value                                                    $        -    $        -    $         -     $  1,972,306
   Investment in The U.S. Fixed Income Portfolio, at value                    242,750       909,964        469,196                -
   Receivable for Investment Sold                                                   -             -              -          215,450
   Dividend and Interest Receivable                                                 -             -              -           16,802
   Receivable for Shares of Beneficial Interest Sold                              407           726             37                -
   Variation Margin Receivable                                                      -             -              -              297
   Receivable for Expense Reimbursements                                            -             -              -                -
   Deferred Organization Expense                                                    -             -              3                -
   Prepaid Trustees' Fees and Expenses                                              1             1              1                6
   Prepaid Expenses and Other Assets                                                1             2              -               57
                                                                         ------------    ----------    -----------     ------------
   TOTAL ASSETS                                                               243,159       910,693        469,237        2,204,918
                                                                         ------------    ----------    -----------     ------------

LIABILITIES:
   Securities Purchased Payable                                                     -             -              -          581,888
   Dividends Payable to Shareholders                                              154         2,229            688                -
   Payable for Shares of Beneficial Interest Redeemed                           2,719           908          2,414                -
   Advisory Fee Payable                                                             -             -              -              411
   Shareholder Servicing Fee Payable                                               51            77             20                -
   Due to Custodian                                                                 -             -              -               52
   Administration Fee Payable                                                       -             -              -                -
   Administration Services Fee Payable                                              5            18             10               33
   Fund Services Fee Payable                                                        1             1              1                1
   Accrued Expenses and Other Liabilities                                          49            49             78              124
                                                                         ------------    ----------    -----------     ------------
   TOTAL LIABILITIES                                                            2,979         3,282          3,211          582,509
                                                                         ------------    ----------    -----------     ------------

NET ASSETS:
   Paid-in Capital                                                            248,018       950,359        476,531                -
   Undistributed (Distributions in Excess of) Net Investment Income               315           787            923                -
   Accumulated Net Realized Loss                                               (7,952)      (43,481)       (10,844)               -
   Net Unrealized Appreciation of Investment                                     (201)         (254)          (584)               -
                                                                         ------------    ----------    -----------     ------------
            Net Assets                                                     $  240,180    $  907,411     $  466,026        1,622,409
                                                                         ============    ==========    ===========     ============

Shares of Beneficial Interest Outstanding                                      24,290        96,271         48,475                -

Shares Outstanding                                                                  -             -              -                -

Net Asset Value Per Share                                                        9.89          9.43           9.61                -

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN BOND FUND
Shares Outstanding
   Select                                                                           -             -              -                -
   Institutional                                                                    -             -              -                -
   Agency                                                                           -             -              -                -

Net Asset Value Per Share
   Select                                                                           -             -              -                -
   Institutional                                                                    -             -              -                -
   Agency                                                                           -             -              -                -
                                                                         ============    ==========    ===========     ============
        Cost of Investments                                                $        -    $        -    $         -     $  1,972,799
                                                                         ============    ==========    ===========     ============


                                                                                                                      PRO FORMA
                                                                           JPMORGAN                                   COMBINED
                                                                             BOND         PRO FORMA                   JPMORGAN
                                                                          FUND II(1)     ADJUSTMENTS                  BOND FUND
ASSETS:
   Investments at Value                                                    $  582,001          (499)(f)                $  2,553,808
   Investment in The U.S. Fixed Income Portfolio, at value                          -    (1,621,910)(a)                           -
   Receivable for Investment Sold                                                   -             -                         215,450
   Dividend and Interest Receivable                                             7,981             -                          24,783
   Receivable for Shares of Beneficial Interest Sold                            1,116             -                           2,286
   Variation Margin Receivable                                                     97             -                             394
   Receivable for Expense Reimbursements                                            -             3(b)                            3
   Deferred Organization Expense                                                    -            (3)(b)                           -
   Prepaid Trustees' Fees and Expenses                                              -             -                               9
   Prepaid Expenses and Other Assets                                               16             -                              76
                                                                        -------------   -----------                    ------------
   TOTAL ASSETS                                                               591,211    (1,622,409)                      2,796,809
                                                                        -------------   -----------                    ------------

LIABILITIES:
   Securities Purchased Payable                                                     -             -                         581,888
   Dividends Payable to Shareholders                                            3,161             -                           6,232
   Payable for Shares of Beneficial Interest Redeemed                             125             -                           6,166
   Advisory Fee Payable                                                           149             -                             560
   Shareholder Servicing Fee Payable                                              124             -                             272
   Due to Custodian                                                                47             -                              99
   Administration Fee Payable                                                      75             -                              75
   Administration Services Fee Payable                                              -             -                              66
   Fund Services Fee Payable                                                        -             -                               4
   Accrued Expenses and Other Liabilities                                         161             -                             461
                                                                        -------------   -----------                    ------------
   TOTAL LIABILITIES                                                            3,842             -                         595,823
                                                                        -------------   -----------                    ------------

NET ASSETS:
   Paid-in Capital                                                            619,499             -                       2,294,407
   Undistributed (Distributions in Excess of) Net Investment Income                65             -                           2,090
   Accumulated Net Realized Loss                                              (32,772)            -                         (95,049)
   Net Unrealized Appreciation of Investment                                      577             -                            (462)
                                                                        -------------   -----------                    ------------
            Net Assets                                                     $  587,369    (1,622,409)                    $ 2,200,986
                                                                        =============   ===========                    ============

Shares of Beneficial Interest Outstanding                                           -      (169,086)(c)                           -

Shares Outstanding                                                             15,449       (15,449)(d)                           -

Net Asset Value Per Share                                                       38.02             -                               -

PRO FORMA WITH CONCURRENT REORGANIZATION
J.P. MORGAN INSTITUTIONAL BOND FUND
Shares Outstanding
   Select                                                                           -        87,804(e)                       87,804
   Institutional                                                                    -        96,271(e)                       96,271
   Agency                                                                           -        49,443(e)                       49,443

Net Asset Value Per Share
   Select                                                                           -             -                            9.43
   Institutional                                                                    -             -                            9.43
   Agency                                                                           -             -                            9.43
                                                                        =============   ===========                    ============
        Cost of Investments                                                $  581,127    $        -                     $ 2,553,926
                                                                        =============   ===========                    ============

(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b) Write-off of deferred organization expenses of the portfolio.
(c) Reallocation of feeder fund's beneficial interest to Class A, Select, Institutional, and Agency Shares due to the Concurrent Reorganization.
(d) Reallocation of Chase Vista Select Bond Fund shares to Institutional Shares due to the Concurrent Reorganization.
(e) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.
(f) Reflects the redemption in short-term securities of the J.P. Morgan Bond Fund- Advisor Series.
(1) Formerly Chase Vista Select Bond Fund.

                  See Notes to Pro Forma Financial Statements

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES-6.7%

FINANCIAL SERVICES - 6.7%
$10,000,000 Citibank Credit Card Master Trust I,
          Series 1998-9, Class A, 5.30%, 1/9/06           $          9,609,300
15,000,000  Conseco Finance Securitizations Corp.,
          Series 2000-5, Class A3 SEQ, 7.21%, 2/1/32                15,000,000
6,600,000   Daimler Chrysler Auto Trust, Series 2000
          C, Class A2 SEQ, 6.81%, 7/6/03                             6,605,940
21,000,000  Daimler-Benz Vehicle Trust, Series 1998 A,
          Class A4 SEQ, 5.22%, 12/22/03                             20,625,780
12,000,000  Discover Card Master Trust I,
          Series 1998-
4, Class A, 5.75%, 10/16/03                   11,925,000
5,000,000   First USA Credit Card Master Trust, Series
          1999-1, Class C, 6.42%, 10/19/06                           4,846,875
5,000,000   Ford Credit Auto Owner Trust, Series 1998
          C, Class D, 7.70%, 1/15/04                                 5,013,280
5,000,000   Ford Credit Auto Owner Trust, Series 1999
          A, Class D, 8.00%, 6/15/04                                 5,035,940
11,000,000  Ford Credit Auto Owner Trust, Series 2000
          D, Class A2 SEQ, 7.06%, 4/15/03                           11,013,750
15,486,192  Green Tree Financial Corporation,
          Series 1993-3, Class B, 6.85%, 10/15/18                   13,168,064
10,000,000  Green Tree Financial Corporation,
          Series 1999-5, Class B1, 9.20%, 4/1/31                     9,437,500
19,855,000  Sears Credit Account Master Trust,
          Series 1999-2, Class A, 6.35%, 2/16/07                    19,712,243
                                                          ----------------------

TOTAL ASSET BACKED SECURITIES                                      131,993,672
                                                          ----------------------
  (Cost $132,976,489)


 COLLATERALIZED MORTGAGE OBLIGATIONS - 13.9%

FINANCIAL SERVICES - 13.9%
26,549,732  Chase Commercial Mortgage Securities
          Corp., Series 1998-2, Class A2 SEQ,
          6.39%, 11/18/08                                           25,500,195
20,000,000  Chase Manhattan Bank-First Union
          National Bank, Series 1999-1, Class A2 SEQ,
          7.44%, 7/15/09                                            20,362,500
4,900,000   COMM, Series 2000 FL2A, Class H-NW,
          Floater, 7.97%, 11/15/00, resets monthly
          off the 1-month LIBOR plus 1.35% with
          no caps                                                    4,900,000
10,000,000  Commercial Mortgage Acceptance Corp.,
          Series 1998-C2, Class D, 6.75%, 11/15/09                   9,400,000
42,660,000  DLJ Commercial Mortgage Corporation,
          Series 2000-CF1, Class A1B SEQ,
          7.62%, 5/10/10                                            43,673,175
529,704     FHLMC, Series 1980, Class C SEQ,
          6.85%, 10/15/21                                              527,717
28,873,164  First Nationwide Trust, Series 1999-4,
          Class 3PA1 SEQ, 6.50%, 10/19/29                           27,122,584
20,000,000  First Union Commercial Mortgage Trust,
          Series 1999-C1, Class A2 SEQ,
          6.07%, 10/15/08                                           18,812,500
 8,895,000  GMAC Commercial Mortgage Securities
          Inc., Series 1997-C1, Class A3 SEQ,
          6.87%, 8/15/07                                             8,786,597
5,000,000   GS Mortgage, Series 2000 F, Floater,
          8.37%, 11/15/00                                            5,000,000
6,950,000   Heller Financial Commercial Mortgage
          Asset, Series 1999-PH1, Class A2 SEQ,
          6.85%, 5/15/31                                             6,829,459
42,943,000  LB-UBS Commerical Mortgage Trust,
          Series 2000-C3, Class A2 SEQ,
          7.95%, 1/15/10                                            44,593,643
7,830,000   Morgan Stanley Capital I,
          Series 1998-XL2, Class A2 SEQ,
          6.17%, 10/3/08                                             7,393,235
30,000,000  Mortgage Capital Funding, Inc.,
          Series 1998-MC2, Class A2 SEQ,
          6.42%, 5/18/08                                            28,800,000
12,500,000  PNC Mortgage Acceptance Corp.,
          Series 2000-C1, Class A2 SEQ,
          7.61%, 2/15/10                                            12,828,125
6,245,000   PNC Mortgage Acceptance Corp.,
          Series 2000-C2, Class A2 SEQ,
          7.30%, 9/12/10                                             6,269,393
2,253,150   SACO I Inc. Series 1997-2,
          Class 1A5 SEQ, 7.00%, 8/25/36                              2,083,812
801,712     Vendee Mortgage Trust, Series 1997-1,
          Class 2C SEQ, 7.50%, 9/15/17                                 800,959
                                                          ----------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                          273,683,894
                                                          ----------------------
  (Cost $271,173,312)


 CORPORATE BONDS-10.5%

BANKS - 1.1%
2,010,000   Bank One Capital III, 8.75%, 9/1/30                      1,954,524
8,500,000   Capital One Bank, 8.25%, 6/15/05                         8,545,985
9,975,000   First Union National Bank, 7.80%, 8/18/10                9,939,689
                                                          ----------------------
                                                                      20,440,198
                                                          ----------------------

CHEMICALS - 0.3%
1,000,000   Cytec Industries, Inc., 6.85%, 5/11/05                     931,120
5,110,000   Rohm & Haas Co., 7.85%, 7/15/29                          4,986,338
                                                          ----------------------
                                                                       5,917,458
                                                          ----------------------

DEFENSE/AEROSPACE - 0.5%
8,530,000   Lockheed Martin Corp., 8.20%, 12/1/09                    8,878,621
                                                          ----------------------

ELECTRICAL UTILITY - 0.6%
506,000     Cogentrix Energy Inc., 8.75%, 10/15/08                     507,265
4,025,000   Dominion Resources Inc., Series 2010-A,
          8.13%, 6/15/10                                             4,150,017
7,940,000   Dominion Resources Inc./VA, Series 2000 B,
          7.63%, 7/15/05                                             8,027,236
                                                          ----------------------
                                                                      12,684,518
                                                          ----------------------


ENERGY RESERVES & PRODUCTION(z)
500,000     Lasmo (USA) Inc., 6.75%, 12/15/07                          476,620
                                                          ----------------------


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.6%
$5,493,316  500 Grant St. Association, 144A,
          Series 1999 A, 6.46%, 12/1/08                   $          5,256,554
3,400,000   CitiFinancial, 8.70%, 6/15/10                            3,681,010
3,490,000   Comdisco, Inc., 6.38%, 11/30/01                          2,928,110
4,205,000   Comdisco Inc., 9.50%, 8/15/03                            3,153,750
5,000,000   ERAC USA Finance Co., 144A, 6.38%, 5/15/03               4,794,900
135,000     Ford Motor Credit Co., 7.25%, 1/15/03                      135,342
1,010,000   Ford Motor Credit Co., 7.38%, 10/28/09                     980,660
6,500,000   Household Finance Corp., 8.00%, 5/9/05                   6,647,095
2,200,000   Keycorp Institutional Capital, Series 1996 B,
          8.25%, 12/15/26                                            2,000,944
4,475,000   McKesson Financial of Canada, 144A,
          6.55%, 11/1/02                                             4,291,659
6,000,000   Newcourt Credit Group Inc., 6.88%, 2/16/05               5,796,480
8,835,000   NGC Corp. Capital Trust, Series 1997 B,
          8.32%, 6/1/27                                              7,775,772
1,834,912   Oil Purchase Company, 144A, 7.10%, 4/30/02               1,752,341
1,765,000   Provident Financing Trust I, 7.41%, 3/15/38              1,303,523
17,500,000  Washington Mutual Financial Corp.,
          8.25%, 6/15/05                                            18,058,600
                                                          ----------------------
                                                                      68,556,740
                                                          ----------------------

FOOD & BEVERAGE - 0.1%
1,410,000   Smithfield Foods Inc., 7.63%, 2/15/08                    1,279,575
                                                          ----------------------

FOREST PRODUCTS & PAPER - 0.2%
5,000,000   Champion International Corp., 7.10%, 9/1/05              4,899,250
                                                          ----------------------

GAS & WATER UTILITIES - 0.3%
6,970,000   United Utilities Plc, 6.88%, 8/15/28                     5,544,077
                                                          ----------------------

MEDIA - 0.6%
3,125,000   Adelphia Communications Corp.,
          9.38%, 11/15/09                                            2,664,063
5,540,000   Clear Channel Communications, 7.88%, 6/15/05             5,583,433
2,500,000   Fox Sports Networks LLC, 8.88%, 8/15/07                  2,512,500
1,900,000   Lamar Media Corp., 8.63%, 9/15/07                        1,852,500
                                                          ----------------------
                                                                      12,612,496
                                                          ----------------------

MEDICAL PROVIDERS & SERVICES(z)
2,000,000   Mariner Post-Acute Network Inc., Series B,
          9.50%, 4/1/06(d)+                                             10,000
                                                          ----------------------

MOTOR VEHICLES & PARTS - 0.1%
2,500,000   DaimlerChrysler NA Holding Corp.,
          6.90%, 9/1/04                                              2,466,600
                                                          ----------------------

MULTI-INDUSTRY - 0.2%
5,000,000   Cendant Corporation, 7.75%, 12/1/03                      4,893,300
                                                          ----------------------

OIL SERVICES - 1.2%
15,000,000  Enron Corp., 144A, 7.11%, 12/12/00,
          resets quarterly off the 3-month LIBOR plus
          0.45% with no caps                                        14,992,500
1,497,000   Express Pipeline LP, 144A, Series 1998 B,
          7.39%, 12/31/17                                            1,278,064
4,000,000   Phillips Petroleum Co., 8.75%, 5/25/10                   4,362,560
350,000     Williams Cos. Inc., 6.20%, 8/1/02                          344,442
                                                          ----------------------
                                                                      20,977,566
                                                          ----------------------

  RAILROADS - 0.3%
1,601,413   Burlington Northern Railroad Co.,
          7.33%, 6/23/10                                             1,605,240
5,350,000   Canadian National Railway Co.,
          7.00%, 3/15/04                                             5,286,710
                                                          ----------------------
                                                                       6,891,950
                                                          ----------------------

REAL ESTATE INVESTMENT TRUST(z)
830,000     Felcor Lodging LP, 144A, 9.50%, 9/15/08                    820,131
                                                          ----------------------

SEMICONDUCTOR - 0.1%
3,125,000   Charter Communications Holdings,
          LLC/ Charter Communications Holdings
          Capital Corp., 8.25%, 4/1/07                               2,796,875
                                                          ----------------------

TELEPHONE - 1.0%
4,125,000   Global Crossing Holding Limited,
          9.13%, 11/15/06                                            3,939,375
3,000,000   McLeodUSA Inc., 9.25%, 7/15/07                           2,790,000
1,000,000   XO Communications Inc., 9.63%, 10/1/07                     835,000
700,000     Qwest Capital Funding Inc., 6.88%, 7/15/28                 614,936
10,000,000  Sprint Capital Corp., 5.88%, 5/1/04                      9,518,100
2,000,000   Williams Communications Group,
          10.70%, 10/1/07                                            1,720,000
500,000     WorldCom, Inc., 6.40%, 8/15/05                             482,035
                                                          ----------------------
                                                                      19,899,446
                                                          ----------------------

TRUCKING & SHIPPING & AIR FREIGHT - 0.3%
1,900,000   Atlantic Express, 10.75%, 2/1/04                         1,634,000
4,681,987   FedEx Corp., Series 1999-1, Class C,
          8.25%, 1/15/19                                             4,729,369
                                                          ----------------------
                                                                       6,363,369
                                                          ----------------------
TOTAL CORPORATE BONDS                                              206,408,790
                                                          ----------------------
  (Cost $216,432,996)


 PREFERRED STOCKS - 0.2%

ENTERTAINMENT - 0.2%
150,000     AT&T Corp., 10.00%, 5/31/45                              3,796,875
                                                          ----------------------
  (Cost $4,087,500)


 FOREIGN CORPORATE BONDS - 2.4%

BANKS - 0.2%
4,000,000   Barclays Bank Plc, 144A, 8.55%, 9/29/49                  4,026,800
                                                          ----------------------

ELECTRICAL EQUIPMENT - 0.1%
1,785,000   Legrand S.A., 8.50%, 2/15/25                             1,864,450
                                                          ----------------------


The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)


OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.5%
$7,220,000  HSBC Capital Funding LP, 144A,
          10.18%, 12/29/49, resets quarterly off the
          3-month LIBOR plus 4.98% with no caps           $          7,901,207
2,250,000   Montell Finance Co. B.V., 144A, 8.10%, 3/15/27           2,022,885
                                                          ----------------------
                                                                       9,924,092
                                                          ----------------------

INFORMATION SERVICES - 0.4%
8,760,000   Marconi Corporation Plc, 8.38%, 9/15/30                  8,353,799
                                                          ----------------------

TELEPHONE - 1.2%
10,000,000  Deutsche Telekom International Finance,
          8.25%, 6/15/30                                            10,205,200
300,000     Microcell Telecommunications Inc.,
          Series B, 11.99%, 6/1/06(y)                                  288,000
12,150,000  Telefonica Europe B.V., 8.25%, 9/15/30                  12,441,357
                                                          ----------------------
                                                                      22,934,557
                                                          ----------------------
TOTAL FOREIGN CORPORATE BONDS                                       47,103,698
                                                          ----------------------
  (Cost $48,063,160)


 MORTGAGE PASS THRU - 25.2%

1,032,790   FHLMC, 6.00%, 3/1/11 to 4/1/11                           1,000,680
337         FHLMC, 12.50%, 8/1/14                                          379
58,465,854  FNMA, 6.00%, 12/1/28 to 2/1/29                          54,836,488
11,406,862  FNMA, 6.50%, 1/1/28 to 9/1/29                           10,966,121
3,178,859   FNMA, 7.00%, 7/1/28 to 10/1/29                           3,115,249
166,863     FNMA, 7.50%, 5/1/30                                        166,659
1,899,247   FNMA, 8.00%, 8/1/22 to 6/1/27                            1,924,476
8,010,000   FNMA, TBA, 6.50%, 11/1/30                                7,697,129
71,310,000  FNMA, TBA, 7.00%, 11/1/15                               70,864,314
107,234,000 FNMA, TBA, 7.00%, 9/1/29                               105,056,078
157,605,000 FNMA, TBA, 7.50%, 12/1/30                              157,210,989
51,325,080  GNMA, 6.50%, 6/15/28 to 12/15/28                        49,554,364
193,732     GNMA, 7.00%, 12/15/08                                      194,521
8,479,978   GNMA, 7.50%, 1/15/27 to 2/15/27                          8,516,441
218,242     GNMA, 8.50%, 5/15/27                                       223,955
62,710      GNMA, 9.00%, 12/15/19                                       65,512
28,460,000  GNMA, TBA, 7.00%, 11/1/30                               28,051,030
                                                          ----------------------

TOTAL MORTGAGE PASS THRU                                           499,444,385
                                                          ----------------------
  (Cost $497,587,636)


 PRIVATE PLACEMENTS - 0.9%

CO-OP APARTMENTS - 0.9%
4,414,909   180 East End Avenue Note, secured by
          first mortgage and agreement on co-op
          apartment building in New York City,
          6.88%, 1/1/29(f)                                           4,175,577
10,900,383  200 East 57th Street, secured by first
          mortgage and agreement on co-op
          apartment building in New York City,
          6.50%, 1/1/14(f)                                          10,110,105
 3,239,184  81 Irving Place Note, secured by first mortgage
          and agreement on co-op apartment building
          in New York City, 6.95%, 1/1/29(f)              $          3,070,974
                                                          ----------------------

TOTAL PRIVATE PLACEMENTS                                            17,356,656
                                                          ----------------------
  (Cost $18,554,476)


 SOVEREIGN GOVERNMENTS AND AGENCIES - 0.2%

4,700,000   Province of Quebec, 6.50%, 1/17/06                       4,610,465
                                                          ----------------------
  (Cost $4,751,612)


 U.S. GOVERNMENT AGENCY SECURITIES - 7.7%

61,175,000  FHLMC, 6.88%, 9/15/10(s)                                61,958,652
59,297,000  FNMA, 7.00%, 7/15/05(s)                                 60,418,306
29,271,000  FNMA, 7.13%, 6/15/10(s)                                 30,153,813
                                                          ----------------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                            152,530,771
                                                          ----------------------
  (Cost $151,845,810)


 U.S. TREASURY SECURITIES - 11.8%

38,155,000  U.S. Treasury STRIPS, PO, 6.47%, 11/15/15               15,604,250
70,195,000  U.S. Treasury Bonds, 8.88%, 2/15/19                     92,251,673
4,150,000   U.S. Treasury Bonds, 8.00%, 11/15/21                     5,129,151
40,743,000  U.S. Treasury Bonds, 6.75%, 8/15/26                     44,855,598
7,005,000   U.S. Treasury Bonds, 5.25%, 2/15/29                      6,375,671
330,000     U.S. Treasury Notes, 6.75%, 5/15/05(s)                     342,118
14,950,000  U.S. Treasury Notes, 6.88%, 5/15/06(s)                  15,664,760
50,965,000  U.S. Treasury Notes, 5.75%, 8/15/10(s)                  50,917,093
                                                          ----------------------

TOTAL U.S. TREASURY SECURITIES                                     231,140,314
                                                          ----------------------
  (Cost $223,074,002)
                                                                                                                    Pro Forma
                                                                                                                    Combined
 SHORT-TERM INVESTMENTS - 20.5%                                                           Pro Forma                 JP Morgan
                                                                                         Adjustments                Bond Fund
                                                                                   ----------------------    ----------------------
COMMERCIAL PAPER - 4.1%
 50,000,000 Morgan Stanley, 6.58%, 11/1/00(s)                       49,990,861                        --                49,990,861

 30,719,000 Salomon Smith Barney 6.60%, 11/1/00(s)                  30,713,368                        --                30,713,368
                                                          ---------------------    ----------------------    ----------------------
                                                                    80,704,229                        --                80,704,229
                                                          ----------------------   ----------------------    ----------------------

INVESTMENT COMPANIES - 16.3%
320,833,615 J.P. Morgan Institutional Prime
              Money Market Fund(s)*                                320,833,615                  (499,000)              320,334,615
                                                          ----------------------   ----------------------    ----------------------
Pro Forma Adjustments
----------------------
(499,000)
--------------------------------------
Pro Forma Combined JPMorgan Bond Fund
--------------------------------------
320,334,615

U.S. TREASURY SECURITIES - 0.1%
$ 2,700,000 U.S. Treasury Notes, 5.63%, 11/30/00(s)                  2,698,552                        --                 2,698,552
                                                          ----------------------   ----------------------    ----------------------

TOTAL SHORT-TERM INVESTMENTS                                       404,236,396                  (499,000)              403,737,396
                                                          ----------------------   ----------------------    ----------------------
  (Cost $404,252,425)


TOTAL INVESTMENT SECURITIES - 100.0%                            $1,972,305,916                  (499,000)           $1,971,806,916
                                                          ======================   ======================    ======================
  (Cost $1,972,799,418)


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (Continued)


OCTOBER 31, 2000

FUTURES CONTRACTS

                                                                              NET
                                                                          UNREALIZED
                                    EXPIRATION      UNDERLYING FACE      APPRECIATION
PURCHASED                              DATE         AMOUNT AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------
420    U.S. Two-Year Treasury Note  December 2000    $84,052,500          $(160,122)
353    U.S. Five-Year Treasury Note December 2000     35,542,688            334,510
---------------------------------------------------------------------------------------------
                                                    $119,595,188           $174,388
                                                    =========================================
                                                                              NET
                                                                          UNREALIZED
                                    EXPIRATION      UNDERLYING FACE      APPRECIATION
SOLD                                   DATE         AMOUNT AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------
1,115  U.S. Ten-Year Treasury Note  December 2000   $112,283,990           $(746,864)
---------------------------------------------------------------------------------------------
  133  U.S. Five-Year Treasury Note December 2000     13,279,219              25,956
---------------------------------------------------------------------------------------------
                                                    $125,563,209           $(720,908)
                                                    =========================================


 PERCENT OF FOREIGN BONDS

CANADA                         0.2%
FRANCE                         0.1%
GERMANY                        0.5%
NETHERLANDS                    0.8%
UNITED KINGDOM                 1.0%


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
PO - Principal only
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ - Sequential Payor
STRIPS - Separate Trading of Registered Interest and Principal of Securities. TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
144A - Securities restricted for resale to Qualified Institutional Buyers
(d) Defaulted security
(f) Illiquid and fair valued security. Approximately $17,356,656 or 0.9% of the market value of the securities have been valued at fair value.
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.
* Money Market Mutual Fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
+  Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.

                         PRO FORMA FINANCIAL STATEMENTS

 J.P. MORGAN BOND FUND / C / J.P. MORGAN INSTITUTIONAL BOND FUND / J.P. MORGAN
    INSTITUTIONAL BOND-ULTRA / THE U.S. FIXED INCOME PORTFOLIO / JPMORGAN
           BOND FUND II(1) / JPMORGAN INTERMEDIATE BOND FUND(2)

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.  BASIS OF COMBINATION:

The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The U.S. Fixed Income Portfolio ("Master Portfolio"), J.P. Morgan Bond Fund ("Bond Fund"), J.P. Morgan Institutional Bond Fund ("Institutional Fund"), J.P. Morgan Institutional Bond Fund-Ultra ("Ultra Fund"), (collectively the "feeder funds" of the Master Portfolio), JPMorgan Bond Fund ("JPMBF") and JPMorgan Intermediate Bond Fund ("JPMIBF") as if the proposed Reorganization and Concurrent Reorganization occurred as of and for the twelve months ended October 31, 2000.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolio, Bond Fund, and Ultra Fund ("Reorganization"), JPMBF ("Chase Vista Select Bond Fund") and JPMIBF ("Chase Vista Select Intermediate Concurrent Reorganization") in exchange for shares in Institutional Bond Fund. The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.  SHARES OF BENEFICIAL INTEREST:

The existing shares of Institutional Bond Fund, Bond Fund, Ultra Fund would be renamed Institutional Shares, Select Shares, and Agency Shares respectively. The net asset value per share for Select, and Agency Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Shares immediately prior to the Reorganization.

The existing shares of Institutional Bond Fund, Bond Fund, Ultra Fund, JPMBF, and JPMIBF would be renamed Institutional Shares, Select Shares, Agency Shares and Select Shares respectively. The net asset value per share for Select, and Agency Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Shares immediately prior to the Concurrent Reorganization.

Under the proposed Feeder Reorganization, each shareholder of Bond Fund and Ultra Fund would receive shares of Institutional Fund with a value equal to their holdings in their respective funds. Holders of Bond Fund and Ultra Fund will receive Select Shares and Agency Shares in Institutional Fund. Therefore, as a result of the proposed Reorganization current shareholders of Bond Fund and Ultra Fund will become shareholders of Institutional Fund.

Under the proposed Concurrent Reorganization, each shareholder of JPMBF and JPMIBF would receive Select Shares of Institutional Fund with a value equal to their holdings in their respective funds. Holders of JPMBF and JPMIBF will receive Select Shares in Institutional Fund. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders of JPMBF and JPMIBF will become shareholders of Institutional Fund.

The Pro Forma net asset value per share assumes the ISSUANCE OF ADDITIONAL SHARES OF INSTITUTIONAL FUND, which would have been issued on October 31, 2000 in connection with the proposed Reorganization and the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued was calculated based on the October 31, 2000 net assets of Bond Fund, Ultra Fund, CVSBF and CVSIBF and the net asset values per share of Institutional Fund.

J.P. MORGAN INSTITUTIONAL BOND FUND WITH REORGANIZATION
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                           Ultra
                                        ------------
Increase in Shares Issued                  49,443
Net Assets 10-31-00                      $466,026
Pro Forma Net Asset Value 10-31-00           9.43



J.P. MORGAN INSTITUTIONAL BOND FUND WITH JPMORGAN BOND FUND II (1) REORGANIZATION AND FEEDER REORGANIZATION

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                            Ultra
                                          ---------
Increase in Shares Issued                    49,443
Net Assets 10-31-00                        $466,026
Pro Forma Net Asset Value 10-31-00             9.43


J.P. MORGAN INSTITUTIONAL BOND FUND WITH JPMORGAN INTERMEDIATE BOND FUND (2) REORGANIZATION AND FEEDER REORGANIZATION
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                            Ultra
                                          ---------
Increase in Shares Issued                   49,443
Fund
Net Assets 10-31-00                       $466,026
Pro Forma Net Asset Value 10-31-00            9.43


J.P. MORGAN INSTITUTIONAL BOND FUND WITH JPMORGAN BOND FUND II AND JPMORGAN INTERMEDIATE BOND FUND (2) CONCURRENT REORGANIZATION (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                            Ultra
                                          ---------
INCREASE IN SHARES ISSUED                   49,443
NET ASSETS 10-31-00                       $466,026

PRO FORMA NET ASSET VALUE 10-31-00            9.43

3.  PRO FORMA OPERATIONS:

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity, including the change in administration fee and new expected expense cap. The pro forma investment advisory, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended October 31, 2000.

4. As the Chase Income Fund and the Chase Vista Bond Fund merged intot he JPMorgan Bond Fund II (formerly the Chase Vista Select Bond Fund) and the Chase Intermediate Term Bond Fund merged into the JPMorgan Intermediate Bond Fund (formerly the Chase Vista Select Intermediate Bond Fund) on March 2, 2001 and February 16, 2001, respectively, their net assets are not included in the pro forma combining statement as of October 31, 2000. Such net assets are less than 10% of pro forma conbined net assets. The net assets of Class A and Class B shares of JPMorgan Bond Fund II and JPMorgan Intermediate Bond Fund will become Class A and Class B shares in the Surviving Fund, as applicable. The pro forma net asset value per share of Class A and Class B shares would be $9.43 each, similiar to all other classes, if included.

         FORM N-14
         ---------

         PART C - OTHER INFORMATION
         --------------------------

         Item 15.  Indemnification.

                   ----------------

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 5 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

                  ---------------

         1        Declaration of Trust.

         (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration
Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

         (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated

                                     Part C-1
herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

         (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

         (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

         (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

         (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number 0001041455-98-000097).

         (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

         (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 12, 2000 (Accession Number 0001041455-00-000084).

         (j) Amendment No. 13 to Declaration of Trust, incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (k) Amendment No.14 to Declaration of Trust incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

                                     Part C-2

         2        By-laws.

         (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         3        Not Applicable

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5        Not Applicable

         6        Not Applicable.


         7        Distribution Agreement filed herewith.

         8        Not Applicable

         9        Custodian Agreement

         (a) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         10       None.


         11       None.

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13       Material Contracts.

         (a) Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

                                     Part C-3

         (b) Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

         (c) Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26,1996 (Accession Number 0001016964-96-000061).

         (d) Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (e) Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (f) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

         (g) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund -- Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (h) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 12, 2000 (Accession Number
0001041455-00-000084).

         (i) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).

         (j)      Form of Administration Agreement filed herewith.

         14       Consent of PricewaterhouseCoopers LLP.

         15       None

         16       Powers of Attorney filed herewith.

         17 (a)   Form of Proxy Card.

         17 (b)   Preliminary Prospectus for the Surviving Fund filed herewith.

                                     Part C-4

         17 (c) Prospectus for the Merging Fund incorporated herein by reference to Registration Statement on Form N-14 filed on April 16, 2001 (Accession Number 0000912057-01-508963).

         17 (d) Preliminary Statement of Additional Information for the Surviving Fund filed herewith.

         17 (e) Statement of Additional Information for the Merging Fund incorporated herein by reference to Registration Statement on Form N-14 filed on April 16, 2001 (Accession
                  Number 0000912057-01-508963).

         17 (f) Annual Report of the Surviving Fund (including the Annual Report of the Master Portfolio) dated October 31, 2000 incorporated herein by reference to Registration Statement on Form N-14 filed on April 16, 2001 (Accession
                  Number 0000912057-01-508963).

         17 (g) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated October 31, 2000 incorporated herein by reference to Registration Statement on Form N-14 filed on April 16, 2001 (Accession
                  Number 0000912057-01-508963).

         Item 17.  Undertakings.

                  ---------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     Part C-5

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 15th day of May, 2001.

         J.P. MORGAN INSTITUTIONAL FUNDS

         Registrant

         By:      /s/ Joseph J. Bertini
            -----------------------------------------
               Joseph J. Bertini
               Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on May 15, 2001.

George Rio*
------------------------------------
George Rio
President and Treasurer

Matthew Healey*
------------------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------------
Frederick S. Addy
Trustee

William G. Burns*
---------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------------
Michael P. Mallardi
Trustee



*By      /s/ Joseph J. Bertini
         -----------------------------------
         Joseph J. Bertini
         as attorney-in-fact pursuant to a power of attorney.

                                    EXHIBITS


ITEM             DESCRIPTION
----             -----------

(7)              Form of Distribution Agreement

(13) (j)         Form of Administration Agreement

(16)             Powers of Attorney.

(17) (a)         Form of Proxy Card.

     (b)         Preliminary Prospectus for the Surviving Fund.

     (d)         Preliminary Statement of Additional Information for the
                 Surviving Fund.